UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN			55474
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

October 31, 2015

COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	20
Approval of Investment Management Services Agreement	26
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia AMT-Free Maryland Intermediate Muni Bond Fund (the Fund) Class A shares returned 1.04% excluding sales charges for the six-month period that ended October 31, 2015. Class Z shares of the Fund returned 1.16% for the same time period.

■  The Fund underperformed its benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, which returned 1.72% for the six-month period.

Average Annual Total Returns (%) (for period ended October 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	09/01/90
Excluding sales charges		1.04	1.61	2.86	3.38
Including sales charges		-1.96	-1.46	2.24	3.07
Class B	06/08/93
Excluding sales charges		0.57	0.76	2.07	2.60
Including sales charges		-2.42	-2.20	2.07	2.60
Class C	06/17/92
Excluding sales charges		0.66	0.86	2.07	2.61
Including sales charges		-0.34	-0.13	2.07	2.61
Class R4*	03/19/13	1.07	1.86	2.97	3.44
Class Z	09/01/90	1.16	1.86	3.10	3.63
Barclays 3-15 Year Blend Municipal Bond Index		1.72	2.64	3.91	4.70

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. The maximum applicable sales charge was reduced from 3.25% to 3.00% on Class A share purchases made on or after February 19, 2015. Class A returns (including sales charges) for all periods reflect the current maximum applicable sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Quality Breakdown (%) (at October 31, 2015)
AAA rating	15.0
AA rating	39.2
A rating	30.7
BBB rating	11.4
BB rating	1.7
Not rated	2.0
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Brian McGreevy

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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2015 – October 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,010.40	1,020.95	4.07	4.09	0.81
Class B	1,000.00	1,000.00	1,005.70	1,017.20	7.82	7.87	1.56
Class C	1,000.00	1,000.00	1,006.60	1,017.20	7.83	7.87	1.56
Class R4	1,000.00	1,000.00	1,010.70	1,022.20	2.81	2.83	0.56
Class Z	1,000.00	1,000.00	1,011.60	1,022.20	2.82	2.83	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 95.2%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
DISPOSAL 1.4%
Maryland Environmental Service Revenue Bonds Mid Shore II Regional Landfill Series 2011 11/01/24	5.000%	1,030,000	1,176,209
HIGHER EDUCATION 4.8%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds Maryland Institute College of Art Series 2012 06/01/29	5.000%	1,000,000	1,104,850
Notre Dame of Maryland University Series 2012 10/01/32	5.000%	1,000,000	1,073,010
Montgomery County Authority Refunding Revenue Bonds Series 2014 05/01/27	5.000%	500,000	585,750
Morgan State University Refunding Revenue Bonds Series 2012 07/01/30	5.000%	150,000	168,296
University System of Maryland Refunding Revenue Bonds Series 2015A 04/01/24	5.000%	1,000,000	1,229,650
Total			4,161,556
HOSPITAL 16.3%
Maryland Health & Higher Educational Facilities Authority Refunding Revenue Bonds Anne Arundel Health System Series 2014 07/01/29	5.000%	750,000	830,505
MedStar Health, Inc. Series 2015 08/15/33	5.000%	500,000	555,675
Meritus Medical Center Issue Series 2015 07/01/27	5.000%	1,000,000	1,134,410
Peninsula Regional Medical Center Series 2015 07/01/32	5.000%	1,000,000	1,111,290
07/01/34	5.000%	1,000,000	1,104,200
University of Maryland Medical System Series 2015 07/01/28	5.000%	500,000	573,200
Western Maryland Health System Series 2014 07/01/34	5.250%	1,500,000	1,681,650

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Carroll Hospital Series 2012A 07/01/26	5.000%	1,210,000	1,359,931
07/01/27	5.000%	1,000,000	1,118,130
Johns Hopkins Health System Series 2012 07/01/28	5.000%	1,000,000	1,152,670
Johns Hopkins Health System Series 2013C 05/15/33	5.000%	1,500,000	1,685,250
MedStar Health Series 2011 08/15/22	5.000%	1,620,000	1,883,687
Total			14,190,598
INVESTOR OWNED 3.3%
Maryland Economic Development Corp. Refunding Revenue Bonds Potomac Series 2009 09/01/22	6.200%	2,500,000	2,893,600
LOCAL APPROPRIATION 1.7%
Howard County Housing Commission Revenue Bonds Roger Carter Recreation Center Project Series 2011 06/01/26	5.000%	585,000	661,916
Maryland State Transportation Authority Refunding Revenue Bonds Metrorail Parking Projects Series 2014 07/01/23	4.000%	750,000	847,980
Total			1,509,896
LOCAL GENERAL OBLIGATION 11.4%
City of Baltimore Unlimited General Obligation Bonds Consolidated Public Improvement Series 2008A (AGM) 10/15/22	5.000%	2,000,000	2,238,720
County of Anne Arundel Limited General Obligation Bonds Consolidated General Improvement Series 2015 04/01/27	5.000%	1,500,000	1,833,405
County of Frederick Unlimited General Obligation Refunding Bonds Public Facilities Series 2006 11/01/18	5.250%	2,005,000	2,268,738
11/01/21	5.250%	2,500,000	3,033,525

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Prince George's Limited General Obligation Refunding & Public Improvement Bonds Consolidated Series 2011B 09/15/20	5.000%	500,000	590,445
Total			9,964,833
MULTI-FAMILY 5.7%
Howard County Housing Commission Revenue Bonds General Capital Improvement Program Series 2015 06/01/32	4.000%	750,000	765,570
Maryland Economic Development Corp. Refunding Revenue Bonds Morgan State University Project Senior Series 2012 07/01/20	4.000%	550,000	588,901
University of Maryland-Baltimore County Project Series 2006 (XLCA) 07/01/20	5.000%	600,000	612,990
University of Maryland-College Park Projects Series 2006 (AGCP) 06/01/19	5.000%	1,000,000	1,026,100
Revenue Bonds Salisbury University Project Series 2012 06/01/27	5.000%	1,100,000	1,185,536
Towson University Project Senior Series 2012 07/01/27	5.000%	700,000	762,601
Total			4,941,698
MUNICIPAL POWER 0.3%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM)(a) 10/01/24	5.000%	220,000	261,197
OTHER BOND ISSUE 2.7%
County of Montgomery Revenue Bonds Department of Liquor Control Series 2009A 04/01/22	5.000%	2,055,000	2,292,887
Maryland Community Development Administration Revenue Bonds Capital Fund Securitization Series 2003 (AGM) 07/01/21	4.400%	100,000	100,219
Total			2,393,106

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
OTHER INDUSTRIAL DEVELOPMENT BOND 1.6%
Maryland Economic Development Corp. Refunding Revenue Bonds CNX Marine Terminals, Inc. Series 2010 09/01/25	5.750%	1,425,000	1,416,849
POOL / BOND BANK 1.3%
Maryland Water Quality Financing Administration Revolving Loan Fund Revenue Bonds Series 2008A 03/01/23	5.000%	1,000,000	1,094,430
REFUNDED / ESCROWED 10.4%
City of Baltimore Prerefunded 07/01/17 Revenue Bonds Wastewater Projects Series 2007D (AMBAC) 07/01/19	5.000%	1,250,000	1,342,300
Prerefunded 07/01/18 Revenue Bonds Wastewater Projects Series 2008A (AGM) 07/01/21	5.000%	1,250,000	1,388,725
Revenue Bonds Water Project Series 1994A Escrowed to Maturity (FGIC) 07/01/24	5.000%	1,400,000	1,659,812
Maryland State Transportation Authority Revenue Bonds Series 1978 Escrowed to Maturity 07/01/16	6.800%	85,000	88,297
State of Maryland Department of Transportation Prerefunded 02/15/18 Revenue Bonds Series 2008 02/15/22	5.000%	3,125,000	3,427,500
State of Maryland Prerefunded 03/01/19 Unlimited General Obligation Bonds State & Local Facilities 1st Series 2009C 03/01/21	5.000%	1,000,000	1,132,110
Total			9,038,744
RETIREMENT COMMUNITIES 6.4%
City of Gaithersburg Refunding Revenue Bonds Asbury Obligation Group Series 2009B 01/01/23	6.000%	1,250,000	1,393,812

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Baltimore Revenue Bonds Oak Crest Village, Inc. Facility Series 2007A 01/01/22	5.000%	1,045,000	1,091,210
01/01/27	5.000%	2,000,000	2,070,600
Maryland Health & Higher Educational Facilities Authority Revenue Bonds King Farm Presbyterian Community Series 2007A 01/01/27	5.250%	1,000,000	1,020,750
Total			5,576,372
SPECIAL NON PROPERTY TAX 2.3%
State of Maryland Department of Transportation Revenue Bonds Series 2009 06/15/21	4.000%	1,495,000	1,638,879
Territory of Guam Revenue Bonds Series 2011A(a) 01/01/31	5.000%	350,000	383,974
Total			2,022,853
SPECIAL PROPERTY TAX 5.5%
Anne Arundel County Consolidated District Special Tax Refunding Bonds Villages of Dorchester & Farmington Series 2013 07/01/23	5.000%	225,000	264,895
07/01/24	5.000%	500,000	596,935
City of Baltimore Refunding Tax Allocation Bonds Consolidated Tax Projects Series 2015 06/15/27	5.000%	520,000	586,628
County of Frederick Special Tax Bonds Urbana Community Development Authority Series 2010A 07/01/25	5.000%	2,500,000	2,806,025
County of Montgomery Refunding Special Tax Bonds West Germantown Development District Series 2014 07/01/25	4.000%	485,000	534,033
Total			4,788,516

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
STATE APPROPRIATED 4.2%
Maryland Economic Development Corp. Refunding Revenue Bonds Department of Transportation Headquarters Series 2010 06/01/22	4.500%	2,675,000	3,128,306
New Jersey Transportation Trust Fund Authority Revenue Bonds Transportation System Series 2006A 12/15/19	5.250%	500,000	547,125
Total			3,675,431
STATE GENERAL OBLIGATION 3.7%
State of Maryland Unlimited General Obligation Bonds Series 2015A 03/01/27	4.000%	1,500,000	1,669,080
State & Local Facilities-Capital Improvement 1st Series 2003A 03/01/17	5.250%	1,500,000	1,596,930
Total			3,266,010
TRANSPORTATION 3.9%
Washington Metropolitan Area Transit Authority Revenue Bonds Transit Series 2009 07/01/23	5.250%	3,000,000	3,428,970
TURNPIKE / BRIDGE / TOLL ROAD 2.6%
Maryland State Transportation Authority Revenue Bonds Series 2009A 07/01/22	5.000%	2,000,000	2,263,900
WATER & SEWER 5.7%
City of Baltimore Revenue Bonds Subordinated Series 2014A 07/01/32	5.000%	1,000,000	1,155,780
Maryland Water Quality Financing Administration Revolving Loan Fund Revenue Bonds Series 2008 03/01/21	5.000%	2,500,000	2,734,250

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington Suburban Sanitary Commission Unlimited General Obligation Refunding & Public Improvement Bonds Series 2009 06/01/21	4.000%	1,000,000	1,094,920
Total			4,984,950
Total Municipal Bonds (Cost: $78,073,647)			83,049,718
Total Investments (Cost: $78,073,647)			83,049,718
Other Assets & Liabilities, Net			4,149,532
Net Assets			87,199,250

Notes to Portfolio of Investments

(a)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2015, the value of these securities amounted to $645,171 or 0.74% of net assets.

Abbreviation Legend

AGCP  Assured Guaranty Corporation

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

FGIC  Financial Guaranty Insurance Company

XLCA  XL Capital Assurance

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	83,049,718	—	83,049,718
Total Investments	—	83,049,718	—	83,049,718

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2015 (Unaudited)

Assets
Investments, at value
(identified cost $78,073,647)	$83,049,718
Cash	3,372,730
Receivable for:
Capital shares sold	56,897
Interest	1,086,313
Expense reimbursement due from Investment Manager	542
Prepaid expenses	2,626
Other assets	2,686
Total assets	87,571,512
Liabilities
Payable for:
Capital shares purchased	11,319
Dividend distributions to shareholders	213,497
Investment management fees	1,122
Distribution and/or service fees	194
Transfer agent fees	13,864
Compensation of board members	108,325
Other expenses	23,941
Total liabilities	372,262
Net assets applicable to outstanding capital stock	$87,199,250
Represented by
Paid-in capital	$83,598,330
Undistributed net investment income	231,616
Accumulated net realized loss	(1,606,767)
Unrealized appreciation (depreciation) on:
Investments	4,976,071
Total — representing net assets applicable to outstanding capital stock	$87,199,250

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2015 (Unaudited)

Class A
Net assets	$17,814,152
Shares outstanding	1,654,716
Net asset value per share	$10.77
Maximum offering price per share(a)	$11.10
Class B
Net assets	$50,186
Shares outstanding	4,658
Net asset value per share	$10.77
Class C
Net assets	$2,582,495
Shares outstanding	239,847
Net asset value per share	$10.77
Class R4
Net assets	$10,071
Shares outstanding	936
Net asset value per share	$10.76
Class Z
Net assets	$66,742,346
Shares outstanding	6,198,753
Net asset value per share	$10.77

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2015 (Unaudited)

Net investment income
Income:
Interest	$1,588,891
Total income	1,588,891
Expenses:
Investment management fees	207,705
Distribution and/or service fees
Class A	24,194
Class B	226
Class C	13,363
Transfer agent fees
Class A	20,149
Class B	47
Class C	2,781
Class R4	9
Class Z	68,967
Custodian fees	884
Printing and postage fees	9,942
Registration fees	11,321
Audit fees	12,023
Legal fees	3,558
Other	1,723
Total expenses	376,892
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(92,389)
Expense reductions	(20)
Total net expenses	284,483
Net investment income	1,304,408
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	329,395
Net realized gain	329,395
Net change in unrealized appreciation (depreciation) on:
Investments	(692,809)
Net change in unrealized depreciation	(692,809)
Net realized and unrealized loss	(363,414)
Net increase in net assets resulting from operations	$940,994

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Operations
Net investment income	$1,304,408	$2,695,419
Net realized gain	329,395	387,814
Net change in unrealized depreciation	(692,809)	(373,834)
Net increase in net assets resulting from operations	940,994	2,709,399
Distributions to shareholders
Net investment income
Class A	(271,393)	(590,612)
Class B	(465)	(1,088)
Class C	(27,432)	(59,853)
Class R4	(154)	(317)
Class Z	(1,011,737)	(2,043,611)
Total distributions to shareholders	(1,311,181)	(2,695,481)
Increase (decrease) in net assets from capital stock activity	(3,903,202)	3,951,978
Total increase (decrease) in net assets	(4,273,389)	3,965,896
Net assets at beginning of period	91,472,639	87,506,743
Net assets at end of period	$87,199,250	$91,472,639
Undistributed net investment income	$231,616	$238,389

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	52,543	563,238	171,905	1,869,867
Distributions reinvested	9,978	107,143	18,908	205,688
Redemptions	(313,346)	(3,363,005)	(227,030)	(2,469,501)
Net decrease	(250,825)	(2,692,624)	(36,217)	(393,946)
Class B shares
Subscriptions	949	10,180	37	401
Distributions reinvested	21	229	61	664
Redemptions(a)	—	—	(4,968)	(54,095)
Net increase (decrease)	970	10,409	(4,870)	(53,030)
Class C shares
Subscriptions	503	5,413	71,282	775,231
Distributions reinvested	1,996	21,432	4,191	45,591
Redemptions	(21,381)	(229,198)	(63,582)	(693,430)
Net increase (decrease)	(18,882)	(202,353)	11,891	127,392
Class Z shares
Subscriptions	514,107	5,516,062	1,253,645	13,656,825
Distributions reinvested	8,521	91,512	15,889	172,841
Redemptions	(618,211)	(6,626,208)	(877,880)	(9,558,104)
Net increase (decrease)	(95,583)	(1,018,634)	391,654	4,271,562
Total net increase (decrease)	(364,320)	(3,903,202)	362,458	3,951,978

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$10.81		$10.80		$11.14		$11.05		$10.96		$10.41		$10.53
Income from investment operations:
Net investment income	0.15		0.31		0.32		0.30		0.03		0.33		0.34
Net realized and unrealized gain (loss)	(0.04)		0.01		(0.34)		0.09		0.09		0.55		(0.12)
Total from investment operations	0.11		0.32		(0.02)		0.39		0.12		0.88		0.22
Less distributions to shareholders:
Net investment income	(0.15)		(0.31)		(0.32)		(0.30)		(0.03)		(0.33)		(0.34)
Total distributions to shareholders	(0.15)		(0.31)		(0.32)		(0.30)		(0.03)		(0.33)		(0.34)
Net asset value, end of period	$10.77		$10.81		$10.80		$11.14		$11.05		$10.96		$10.41
Total return	1.04%		3.00%		(0.16%)		3.58%		1.05%		8.55%		2.05%
Ratios to average net assets(b)
Total gross expenses	1.02	%(c)	1.04%		1.05%		1.01%		1.05	%(c)	1.03%		0.97%
Total net expenses(d)	0.81	%(c)(e)	0.81	%(e)	0.81	%(e)	0.81	%(e)	0.80	%(c)	0.80	%(e)	0.80	%(e)
Net investment income	2.80	%(c)	2.87%		2.94%		2.72%		2.83	%(c)	3.07%		3.18%
Supplemental data
Net assets, end of period (in thousands)	$17,814		$20,593		$20,973		$23,767		$24,781		$24,708		$23,454
Portfolio turnover	4%		10%		2%		15%		1%		7%		11%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class B	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$10.82		$10.81		$11.15		$11.06		$10.97		$10.42		$10.54
Income from investment operations:
Net investment income	0.11		0.23		0.23		0.22		0.02		0.25		0.26
Net realized and unrealized gain (loss)	(0.05)		0.01		(0.34)		0.09		0.09		0.55		(0.12)
Total from investment operations	0.06		0.24		(0.11)		0.31		0.11		0.80		0.14
Less distributions to shareholders:
Net investment income	(0.11)		(0.23)		(0.23)		(0.22)		(0.02)		(0.25)		(0.26)
Total distributions to shareholders	(0.11)		(0.23)		(0.23)		(0.22)		(0.02)		(0.25)		(0.26)
Net asset value, end of period	$10.77		$10.82		$10.81		$11.15		$11.06		$10.97		$10.42
Total return	0.57%		2.22%		(0.90%)		2.81%		0.99%		7.73%		1.30%
Ratios to average net assets(b)
Total gross expenses	1.77	%(c)	1.79%		1.79%		1.75%		1.80	%(c)	1.81%		1.72%
Total net expenses(d)	1.56	%(c)(e)	1.56	%(e)	1.56	%(e)	1.56	%(e)	1.55	%(c)	1.55	%(e)	1.55	%(e)
Net investment income	2.05	%(c)	2.13%		2.18%		1.96%		2.08	%(c)	2.34%		2.43%
Supplemental data
Net assets, end of period (in thousands)	$50		$40		$93		$119		$166		$164		$371
Portfolio turnover	4%		10%		2%		15%		1%		7%		11%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$10.81		$10.80		$11.14		$11.05		$10.96		$10.41		$10.53
Income from investment operations:
Net investment income	0.11		0.23		0.24		0.22		0.02		0.25		0.26
Net realized and unrealized gain (loss)	(0.04)		0.01		(0.34)		0.09		0.09		0.55		(0.12)
Total from investment operations	0.07		0.24		(0.10)		0.31		0.11		0.80		0.14
Less distributions to shareholders:
Net investment income	(0.11)		(0.23)		(0.24)		(0.22)		(0.02)		(0.25)		(0.26)
Total distributions to shareholders	(0.11)		(0.23)		(0.24)		(0.22)		(0.02)		(0.25)		(0.26)
Net asset value, end of period	$10.77		$10.81		$10.80		$11.14		$11.05		$10.96		$10.41
Total return	0.66%		2.23%		(0.90%)		2.81%		0.99%		7.74%		1.29%
Ratios to average net assets(b)
Total gross expenses	1.77	%(c)	1.79%		1.80%		1.76%		1.80	%(c)	1.78%		1.72%
Total net expenses(d)	1.56	%(c)(e)	1.56	%(e)	1.56	%(e)	1.56	%(e)	1.55	%(c)	1.55	%(e)	1.55	%(e)
Net investment income	2.05	%(c)	2.11%		2.19%		1.96%		2.09	%(c)	2.33%		2.42%
Supplemental data
Net assets, end of period (in thousands)	$2,582		$2,796		$2,666		$2,939		$2,822		$2,838		$3,705
Portfolio turnover	4%		10%		2%		15%		1%		7%		11%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.81		$10.80		$11.14		$11.06
Income from investment operations:
Net investment income	0.16		0.34		0.34		0.04
Net realized and unrealized gain (loss)	(0.05)		0.01		(0.34)		0.08
Total from investment operations	0.11		0.35		—		0.12
Less distributions to shareholders:
Net investment income	(0.16)		(0.34)		(0.34)		(0.04)
Total distributions to shareholders	(0.16)		(0.34)		(0.34)		(0.04)
Net asset value, end of period	$10.76		$10.81		$10.80		$11.14
Total return	1.07%		3.25%		0.08%		1.06%
Ratios to average net assets(b)
Total gross expenses	0.76	%(c)	0.78%		0.81%		0.71	%(c)
Total net expenses(d)	0.56	%(c)(e)	0.56	%(e)	0.56	%(e)	0.55	%(c)
Net investment income	3.05	%(c)	3.12%		3.24%		2.97	%(c)
Supplemental data
Net assets, end of period (in thousands)	$10		$10		$10		$3
Portfolio turnover	4%		10%		2%		15%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$10.81		$10.80		$11.14		$11.05		$10.96		$10.41		$10.53
Income from investment operations:
Net investment income	0.16		0.34		0.34		0.33		0.03		0.36		0.36
Net realized and unrealized gain (loss)	(0.04)		0.01		(0.34)		0.09		0.09		0.55		(0.11)
Total from investment operations	0.12		0.35		—		0.42		0.12		0.91		0.25
Less distributions to shareholders:
Net investment income	(0.16)		(0.34)		(0.34)		(0.33)		(0.03)		(0.36)		(0.37)
Total distributions to shareholders	(0.16)		(0.34)		(0.34)		(0.33)		(0.03)		(0.36)		(0.37)
Net asset value, end of period	$10.77		$10.81		$10.80		$11.14		$11.05		$10.96		$10.41
Total return	1.16%		3.26%		0.09%		3.84%		1.07%		8.82%		2.31%
Ratios to average net assets(b)
Total gross expenses	0.77	%(c)	0.79%		0.79%		0.76%		0.80	%(c)	0.77%		0.72%
Total net expenses(d)	0.56	%(c)(e)	0.56	%(e)	0.56	%(e)	0.56	%(e)	0.55	%(c)	0.55	%(e)	0.55	%(e)
Net investment income	3.04	%(c)	3.12%		3.17%		2.96%		3.07	%(c)	3.31%		3.43%
Supplemental data
Net assets, end of period (in thousands)	$66,742		$68,033		$63,765		$110,105		$110,126		$109,482		$103,031
Portfolio turnover	4%		10%		2%		15%		1%		7%		11%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2015 (Unaudited)

Note 1. Organization

Columbia AMT-Free Maryland Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase. Redemptions of Class A shares purchased prior to February 19, 2015, without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase, are subject to a CDSC of 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general

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20

COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The

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21

COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective September 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.47% to 0.31% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2015 was 0.47% of the Fund's average daily net assets.

Prior to September 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from May 1, 2015 through August 31, 2015, the investment advisory services fee paid to the Investment Manager was $120,101, and the administrative services fee paid to the Investment Manager was $21,018.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended October 31, 2015, other expenses paid by the Fund to this company were $601.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended October 31, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.21%
Class B	0.21
Class C	0.21
Class R4	0.19
Class Z	0.21

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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2015, these minimum account balance fees reduced total expenses of the Fund by $20.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $4,417 for Class A and $445 for Class C shares for the six months ended October 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through August 31, 2016
Class A	0.81%
Class B	1.56
Class C	1.56
Class R4	0.56
Class Z	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2015, the cost of investments for federal income tax purposes was approximately $78,074,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$5,096,000
Unrealized depreciation	(120,000)
Net unrealized appreciation	$4,976,000

The following capital loss carryforwards, determined as of April 30, 2015, may be available to reduce taxable

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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	1,936,162

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,531,888 and $9,498,241, respectively, for the six months ended October 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended October 31, 2015.

Note 7. Significant Risks

Shareholder Concentration Risk

At October 31, 2015, one unaffiliated shareholder of record owned 81.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a

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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Geographic Concentration Risk

Because the Fund invests substantially in municipal securities issued by the state identified in the Fund's name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state's financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 6 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia AMT-Free Maryland Intermediate Muni Bond Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer's organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by

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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard,

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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

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29

Columbia AMT-Free Maryland Intermediate Muni Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR190_04_E01_(12/15)

SEMIANNUAL REPORT

October 31, 2015

COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $471 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of September 30, 2015. Source: Ameriprise Q3 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of September 30, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

Get the market insight you need from our investment experts and subscribe to our latest publications

Stay informed with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

Subscribe to the latest information from Columbia Threadneedle. Register your information online at columbiathreadneedle.com/us/subscribe and select the publications you would like to receive, including:

■  Columbia Threadneedle Investor Newsletter, highlighting the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

■  Investment Strategy Outlook, showcasing the Columbia Threadneedle Asset Allocation Team's perspective on global economic investment conditions and markets

■  MarketTrack, featuring straightforward insight on current investment opportunities

■  White papers that delve deep into a variety of investment topics

■  Quarterly portfolio manager commentary and fund fact sheets

Update your subscriptions at any time by accessing the email subscription center.

Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  Twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  Youtube.com/CTInvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  Linkedin.com/company/Columbia-Threadneedle-Investments-US
Connect with us on LinkedIn for updates from our thought leaders.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	13
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	23
Approval of Investment Management Services Agreement	29
Important Information About This Report	31

Semiannual Report 2015

COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia AMT-Free Virginia Intermediate Muni Bond Fund (the Fund) Class A shares returned 1.03% excluding sales charges for the six-month period that ended October 31, 2015. Class Z shares of the Fund returned 1.16% for the same six months.

■  The Fund's benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, returned 1.72% during the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	12/05/89
Excluding sales charges		1.03	1.71	2.74	3.61
Including sales charges		-1.96	-1.37	2.12	3.30
Class B	06/07/93
Excluding sales charges		0.75	0.96	2.00	2.85
Including sales charges		-2.25	-2.01	2.00	2.85
Class C	06/17/92
Excluding sales charges		0.75	0.96	2.00	2.85
Including sales charges		-0.25	-0.03	2.00	2.85
Class R4*	03/19/13	1.25	1.97	3.01	3.88
Class Z	09/20/89	1.16	1.97	3.00	3.87
Barclays 3-15 Year Blend Municipal Bond Index		1.72	2.64	3.91	4.70

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. The maximum applicable sales charge was reduced from 3.25% to 3.00% on Class A share purchases made on or after February 19, 2015. Class A returns (including sales charges) for all periods reflect the current maximum applicable sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
3

COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Brian McGreevy

Quality Breakdown (%) (at October 31, 2015)
AAA rating	18.0
AA rating	50.8
A rating	18.5
BBB rating	8.2
CCC rating	0.4
Not rated	4.1
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Semiannual Report 2015
4

COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2015 – October 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,010.30	1,020.95	4.07	4.09	0.81
Class B	1,000.00	1,000.00	1,007.50	1,017.20	7.83	7.87	1.56
Class C	1,000.00	1,000.00	1,007.50	1,017.20	7.83	7.87	1.56
Class R4	1,000.00	1,000.00	1,012.50	1,022.20	2.82	2.83	0.56
Class Z	1,000.00	1,000.00	1,011.60	1,022.20	2.82	2.83	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
5

COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 97.6%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
AIRPORT 6.2%
Metropolitan Washington Airports Authority Refunding Revenue Bonds Series 2010F-1 10/01/21	5.000%	1,000,000	1,188,790
Revenue Bonds Series 2009B 10/01/21	5.000%	3,000,000	3,408,480
Series 2009C 10/01/23	5.000%	3,000,000	3,326,670
Series 2010A 10/01/23	5.000%	2,475,000	2,868,995
10/01/27	5.000%	1,515,000	1,731,676
Norfolk Airport Authority Refunding Revenue Bonds Series 2011 (AGM) 07/01/24	5.000%	1,000,000	1,144,150
Total			13,668,761
HIGHER EDUCATION 8.4%
Amherst Industrial Development Authority Refunding Revenue Bonds Educational Facilities Sweet Briar Institute Series 2006 09/01/26	5.000%	1,000,000	943,910
Lexington Industrial Development Authority Revenue Bonds VMI Development Board, Inc. Project Series 2006A(a) 12/01/20	5.000%	1,400,000	1,655,374
Virginia College Building Authority Refunding Revenue Bonds University of Richmond Project Series 2011A 03/01/22	5.000%	1,245,000	1,481,027
Series 2011B 03/01/21	5.000%	2,250,000	2,661,975
Revenue Bonds Liberty University Projects Series 2010 03/01/19	5.000%	1,000,000	1,133,060
03/01/22	5.000%	1,455,000	1,664,709
03/01/23	5.000%	2,000,000	2,283,000
Washington & Lee University Project Series 1998 (NPFGC) 01/01/26	5.250%	3,115,000	3,748,747
Virginia Polytechnic Institute & State University Revenue Bonds General Dorm and Dining Hall Series 2015A 06/01/27	4.000%	2,650,000	2,949,477
Total			18,521,279

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
HOSPITAL 10.4%
Augusta County Economic Development Authority Refunding Revenue Bonds Augusta Health Care, Inc. Series 2003 09/01/19	5.250%	905,000	1,034,297
Fairfax County Industrial Development Authority Refunding Revenue Bonds Inova Health System Project Series 1993 08/15/19	5.250%	1,000,000	1,089,170
Series 1993I (NPFGC) 08/15/19	5.250%	1,000,000	1,073,950
Revenue Bonds Inova Health System Series 2009C 05/15/25	5.000%	1,000,000	1,123,220
Fredericksburg Economic Development Authority Refunding Revenue Bonds MediCorp Health Systems Obligation Series 2007 06/15/18	5.250%	1,000,000	1,079,910
06/15/20	5.250%	4,000,000	4,466,040
Norfolk Economic Development Authority Refunding Revenue Bonds Sentara Healthcare Series 2012B 11/01/27	5.000%	1,735,000	1,985,673
Roanoke Economic Development Authority Refunding Revenue Bonds Carilion Clinic Obligation Group Series 2010 07/01/25	5.000%	3,500,000	3,944,185
Revenue Bonds Carilion Clinic Obligation Group Series 2012 07/01/22	5.000%	2,000,000	2,359,880
07/01/23	5.000%	1,000,000	1,154,340
Virginia Small Business Financing Authority Revenue Bonds Wellmont Health System Project Series 2007A 09/01/22	5.125%	710,000	749,959
Winchester Economic Development Authority Refunding Revenue Bonds Valley Health System Obligation Group Series 2015 01/01/32	5.000%	1,250,000	1,419,525
Revenue Bonds Valley Health System Obligation Group Series 2007 01/01/26	5.000%	1,170,000	1,222,580
Total			22,702,729

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
INVESTOR OWNED 1.0%
Chesterfield County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Co. Series 2009A 05/01/23	5.000%	2,000,000	2,254,560
LOCAL APPROPRIATION 5.6%
Appomattox County Economic Development Authority Refunding Revenue Bonds Series 2010 05/01/22	5.000%	1,490,000	1,678,857
Fairfax County Economic Development Authority Revenue Bonds Six Public Facilities Projects Series 2010 04/01/24	4.000%	1,340,000	1,420,373
Henrico County Economic Development Authority Refunding Revenue Bonds Series 2009B 08/01/21	4.500%	1,770,000	1,975,497
Loudoun County Economic Development Authority Revenue Bonds Series 2015 12/01/28	5.000%	1,035,000	1,228,856
Loudoun County Economic Development Authority(b) Revenue Bonds Loudoun County Roads & Public Facilities Project Series 2015 12/01/25	5.000%	3,000,000	3,725,010
Montgomery County Industrial Development Authority Revenue Bonds Public Projects Series 2008 02/01/29	5.000%	1,000,000	1,074,890
Prince William County Industrial Development Authority Refunding Revenue Bonds ATCC Project Series 2005 02/01/17	5.250%	1,115,000	1,181,911
Total			12,285,394
LOCAL GENERAL OBLIGATION 11.3%
City of Hampton Limited General Obligation Refunding & Public Improvement Bonds Series 2010A 01/15/19	4.000%	2,000,000	2,197,100

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Lynchburg Unlimited General Obligation Public Improvement Bonds Series 2009A 08/01/20	5.000%	525,000	598,364
08/01/21	5.000%	530,000	601,460
City of Manassas Park Unlimited General Obligation Refunding Bonds Series 2008 (AGM) 01/01/22	5.000%	1,205,000	1,306,810
City of Newport News Unlimited General Obligation Refunding & Improvement Bonds Water Series 2007B 07/01/20	5.250%	2,000,000	2,366,740
Unlimited General Obligation Refunding Bonds Series 2006B 02/01/18	5.250%	3,030,000	3,339,454
City of Portsmouth Unlimited General Obligation Refunding Bonds Public Utilities Series 2012A 07/15/21	5.000%	3,000,000	3,584,550
City of Richmond Unlimited General Obligation Public Improvement Bonds Series 2010D 07/15/22	5.000%	575,000	669,984
07/15/24	5.000%	1,000,000	1,161,220
City of Suffolk Unlimited General Obligation Refunding Bonds Series 2014 02/01/29	4.000%	2,000,000	2,194,240
City of Virginia Beach Unlimited General Obligation Refunding & Public Improvement Bonds Series 2004B 05/01/17	5.000%	1,000,000	1,044,390
County of Smyth Unlimited General Obligation Bonds Public Improvement Series 2011A 11/01/31	5.000%	4,000,000	4,455,080
Town of Leesburg Unlimited General Obligation Refunding Bonds Series 2006B 09/15/17	5.000%	1,145,000	1,240,550
Total			24,759,942
OTHER BOND ISSUE 0.7%
Virginia Beach Development Authority Revenue Bonds Series 2010C 08/01/23	5.000%	1,380,000	1,588,463

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
OTHER REVENUE 0.9%
Rappahannock Regional Jail Authority Refunding Revenue Bonds Series 2015 10/01/30	5.000%	1,725,000	2,035,293
POOL / BOND BANK 12.9%
Virginia Public School Authority Refunding Revenue Bonds School Financing Series 2009C 08/01/25	4.000%	2,560,000	2,728,781
Virginia Resources Authority Refunding Revenue Bonds Revolving Fund Series 2011A 08/01/24	5.000%	1,395,000	1,619,121
Series 2015 10/01/27	5.000%	1,500,000	1,850,610
State Revolving Fund Subordinated Series 2005 10/01/19	5.500%	4,000,000	4,694,280
10/01/20	5.500%	3,500,000	4,220,510
10/01/21	5.500%	6,475,000	7,973,833
Unrefunded Revenue Bonds Series 2009B 11/01/18	4.000%	3,870,000	4,240,669
St. Moral Series 2009B 11/01/18	4.000%	965,000	1,054,812
Total			28,382,616
REFUNDED / ESCROWED 12.4%
City of Newport News Prerefunded 07/01/20 Unlimited General Obligation Improvement Bonds Series 2011A 07/01/23	5.000%	1,380,000	1,618,795
City of Portsmouth Unlimited General Obligation Refunding Bonds Series 2006A Escrowed to Maturity (NPFGC) 07/01/16	5.000%	660,000	680,770
County of Fairfax Prerefunded 04/01/21 Unlimited General Obligation Refunding Bonds Public Improvement Series 2011A 04/01/24	4.000%	2,000,000	2,278,360
County of Henrico Prerefunded 12/01/18 Unlimited General Obligation Public Improvement Bonds Series 2008A 12/01/21	5.000%	1,000,000	1,126,180
Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Pittsylvania Prerefunded 02/01/19 Unlimited General Obligation Bonds Series 2008B 02/01/23	5.500%	1,030,000	1,181,575
County of Prince William Prerefunded 09/01/16 Certificate of Participation Prince William County Facilities Series 2006A (AMBAC) 09/01/17	5.000%	800,000	831,048
County of Spotsylvania Water & Sewer Prerefunded 06/01/17 Revenue Bonds Series 2007 (AGM) 06/01/19	5.000%	1,030,000	1,102,873
Hampton Roads Sanitation District Prerefunded 04/01/18 Revenue Bonds Series 2008 04/01/22	5.000%	1,000,000	1,101,970
04/01/24	5.000%	3,000,000	3,305,910
Prerefunded 11/01/19 Revenue Bonds Series 2011 11/01/24	5.000%	1,750,000	2,022,212
11/01/25	5.000%	1,380,000	1,594,659
James City County Economic Development Authority Prerefunded 06/15/17 Revenue Bonds Public Facilities Projects Series 2006 (AGM) 06/15/23	5.000%	2,000,000	2,144,560
New Kent County Economic Development Authority Prerefunded 02/01/17 Revenue Bonds School & Governmental Projects Series 2006 (AGM) 02/01/21	5.000%	2,075,000	2,192,694
Richmond Metropolitan Transportation Authority (The) Refunding Revenue Bonds Series 1998 Escrowed to Maturity (NPFGC) 07/15/17	5.250%	285,000	300,307
Virginia Resources Authority Prerefunded 10/01/18 Revenue Bonds State Revolving Fund Subordinated Series 2008 10/01/29	5.000%	5,000,000	5,596,250
Revenue Bonds Series 2009B Escrowed to Maturity 11/01/18	4.000%	130,000	142,128
St. Moral Series 2009B Escrowed to Maturity 11/01/18	4.000%	35,000	38,265
Total			27,258,556

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
RETIREMENT COMMUNITIES 4.3%
Albermarle County Economic Development Authority Revenue Bonds Westminster-Canterbury of the Blue Ridge Series 2012 01/01/32	4.625%	2,000,000	2,029,760
Fairfax County Economic Development Authority Refunding Revenue Bonds Retirement-Greenspring Village, Inc. Series 2006A 10/01/26	4.750%	2,000,000	2,028,540
Revenue Bonds Goodwin House, Inc. Series 2007 10/01/22	5.000%	2,500,000	2,634,550
Hanover County Economic Development Authority Revenue Bonds Covenant Woods Series 2012A 07/01/22	4.000%	1,320,000	1,346,295
Henrico County Economic Development Authority Refunding Revenue Bonds Westminster-Canterbury Corp. Series 2015 10/01/35	4.000%	1,320,000	1,319,960
Total			9,359,105
SALES TAX 1.1%
Northern Virginia Transportation Authority Revenue Bonds Series 2014 06/01/32	5.000%	2,000,000	2,327,060
SPECIAL NON PROPERTY TAX 7.0%
Greater Richmond Convention Center Authority Refunding Revenue Bonds Series 2015 06/15/29	5.000%	1,350,000	1,582,848
06/15/30	5.000%	1,540,000	1,794,377
Riverside Regional Jail Authority Refunding Revenue Bonds Series 2015 07/01/28	5.000%	2,685,000	3,191,042
Shops at White Oak Village Community Development Authority (The) Special Assessment Bonds Series 2007 03/01/17	5.300%	888,000	915,244
Territory of Guam Revenue Bonds Series 2011A(c) 01/01/31	5.000%	850,000	932,510

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Islands Public Finance Authority(c) Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A 10/01/25	5.000%	2,450,000	2,734,224
Series 2012A 10/01/32	5.000%	2,210,000	2,351,970
Western Regional Jail Authority Refunding Revenue Bonds Series 2015 12/01/27	5.000%	1,500,000	1,801,815
Total			15,304,030
SPECIAL PROPERTY TAX 5.6%
Dulles Town Center Community Development Authority Refunding Special Assessment Bonds Dulles Town Center Project Series 2012 03/01/23	4.000%	1,000,000	988,060
Fairfax County Economic Development Authority Special Tax Bonds Silver Line Phase I Project Series 2011 04/01/19	5.000%	3,000,000	3,394,830
04/01/26	5.000%	4,185,000	4,759,056
Marquis Community Development Authority of York County(d)(e) Revenue Bonds Convertible Series 2015 09/01/45	0.000%	644,000	418,600
Marquis Community Development Authority of York County(d)(e) Tax Allocation Bonds Series 2007C 09/01/41	0.000%	3,164,000	403,916
Marquis Community Development Authority of York County(e) Tax Allocation Bonds Series 2007B 09/01/41	5.625%	2,084,000	1,663,574
Virginia Gateway Community Development Authority Refunding Special Assessment Bonds Series 2012 03/01/25	5.000%	690,000	720,388
Total			12,348,424
TRANSPORTATION 1.6%
Virginia Commonwealth Transportation Board Revenue Bonds Capital Projects Series 2012 05/15/29	5.000%	3,000,000	3,434,400

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
TURNPIKE / BRIDGE / TOLL ROAD 5.1%
Chesapeake Bay Bridge & Tunnel District Refunding Revenue Bonds General Resolution Series 1998 (NPFGC) 07/01/25	5.500%	4,000,000	4,747,040
City of Chesapeake Expressway Toll Road Revenue Bonds Transportation System Senior Series 2012A 07/15/23	5.000%	1,025,000	1,180,247
07/15/27	5.000%	1,000,000	1,116,710
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds Capital Appreciation-2nd Senior Lien Series 2009B (AGM)(d) 10/01/23	0.000%	5,000,000	3,910,550
Richmond Metropolitan Transportation Authority (The) Refunding Revenue Bonds Series 1998 (NPFGC) 07/15/17	5.250%	155,000	161,674
Total			11,116,221
WATER & SEWER 3.1%
City of Newport News Water Revenue Bonds Series 2007 (AGM) 06/01/19	5.000%	1,035,000	1,105,018

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Norfolk Water Refunding Revenue Bonds Series 2012 11/01/19	5.000%	1,000,000	1,152,570
City of Richmond Revenue Bonds Series 2007 (AGM) 01/15/21	4.500%	1,000,000	1,045,160
Fairfax County Water Authority Refunding Revenue Bonds Subordinated Series 2005B 04/01/19	5.250%	1,835,000	2,105,882
Upper Occoquan Sewage Authority Revenue Bonds Series 1995A (NPFGC) 07/01/20	5.150%	1,295,000	1,433,073
Total			6,841,703
Total Municipal Bonds (Cost: $200,799,398)			214,188,536
Total Investments (Cost: $200,799,398)			214,188,536
Other Assets & Liabilities, Net			5,335,380
Net Assets			219,523,916

Notes to Portfolio of Investments

(a)  Variable rate security.

(b)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(c)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2015, the value of these securities amounted to $6,018,704 or 2.74% of net assets.

(d)  Zero coupon bond.

(e)  Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at October 31, 2015 was $2,787,878, which represents 1.27% of net assets. Information concerning such security holdings at October 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Marquis Community Development Authority of York County Tax Allocation Bonds Series 2007B 09/01/41 5.625%	11/30/07	2,084,000
Marquis Community Development Authority of York County Tax Allocation Bonds Series 2007C 09/01/41 0.000%	11/30/07	904,199

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Acquisition Dates	Cost ($)
Marquis Community Development Authority of York County Revenue Bonds Convertible Series 2015 09/01/45 0.000%	10/27/15	419,051

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

NPFGC  National Public Finance Guarantee Corporation

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Fair Value Measurements (continued)

members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	214,188,536	—	214,188,536
Total Investments	—	214,188,536	—	214,188,536

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2015 (Unaudited)

Assets
Investments, at value
(identified cost $200,799,398)	$214,188,536
Cash	2,711,757
Receivable for:
Investments sold	4,573,417
Capital shares sold	379,873
Interest	2,188,996
Expense reimbursement due from Investment Manager	902
Prepaid expenses	3,005
Other assets	2,637
Total assets	224,049,123
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	3,738,510
Capital shares purchased	68,587
Dividend distributions to shareholders	538,464
Investment management fees	2,823
Distribution and/or service fees	443
Transfer agent fees	35,168
Compensation of board members	116,169
Other expenses	25,043
Total liabilities	4,525,207
Net assets applicable to outstanding capital stock	$219,523,916
Represented by
Paid-in capital	$204,655,968
Undistributed net investment income	804,513
Accumulated net realized gain	674,297
Unrealized appreciation (depreciation) on:
Investments	13,389,138
Total — representing net assets applicable to outstanding capital stock	$219,523,916

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2015 (Unaudited)

Class A
Net assets	$45,627,373
Shares outstanding	4,113,051
Net asset value per share	$11.09
Maximum offering price per share(a)	$11.43
Class B
Net assets	$22,185
Shares outstanding	1,999
Net asset value per share	$11.10
Class C
Net assets	$4,776,058
Shares outstanding	430,367
Net asset value per share	$11.10
Class R4
Net assets	$662,041
Shares outstanding	59,714
Net asset value per share	$11.09
Class Z
Net assets	$168,436,259
Shares outstanding	15,186,088
Net asset value per share	$11.09

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2015 (Unaudited)

Net investment income
Income:
Interest	$3,942,915
Total income	3,942,915
Expenses:
Investment management fees	519,499
Distribution and/or service fees
Class A	57,523
Class B	91
Class C	22,889
Transfer agent fees
Class A	45,389
Class B	18
Class C	4,515
Class R4	648
Class Z	167,475
Custodian fees	1,280
Printing and postage fees	11,367
Registration fees	11,616
Audit fees	12,023
Legal fees	4,071
Other	2,702
Total expenses	861,106
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(163,514)
Expense reductions	(20)
Total net expenses	697,572
Net investment income	3,245,343
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	284,856
Net realized gain	284,856
Net change in unrealized appreciation (depreciation) on:
Investments	(986,379)
Net change in unrealized depreciation	(986,379)
Net realized and unrealized loss	(701,523)
Net increase in net assets resulting from operations	$2,543,820

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Operations
Net investment income	$3,245,343	$6,723,216
Net realized gain	284,856	693,450
Net change in unrealized appreciation (depreciation)	(986,379)	62,174
Net increase in net assets resulting from operations	2,543,820	7,478,840
Distributions to shareholders
Net investment income
Class A	(638,115)	(1,321,460)
Class B	(185)	(324)
Class C	(46,309)	(82,606)
Class R4	(9,942)	(17,434)
Class Z	(2,568,331)	(5,301,392)
Net realized gains
Class A	—	(8,343)
Class B	—	(3)
Class C	—	(710)
Class R4	—	(120)
Class Z	—	(30,836)
Total distributions to shareholders	(3,262,882)	(6,763,228)
Decrease in net assets from capital stock activity	(3,943,527)	(5,282,696)
Total decrease in net assets	(4,662,589)	(4,567,084)
Net assets at beginning of period	224,186,505	228,753,589
Net assets at end of period	$219,523,916	$224,186,505
Undistributed net investment income	$804,513	$822,052

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	202,284	2,239,390	483,758	5,406,217
Distributions reinvested	33,889	375,153	63,844	714,560
Redemptions	(375,694)	(4,152,097)	(541,572)	(6,069,753)
Net increase (decrease)	(139,521)	(1,537,554)	6,030	51,024
Class B shares
Subscriptions	905	10,006	1	13
Distributions reinvested	11	124	28	314
Redemptions(a)	(159)	(1,749)	(394)	(4,411)
Net increase (decrease)	757	8,381	(365)	(4,084)
Class C shares
Subscriptions	38,970	430,771	86,090	963,758
Distributions reinvested	3,112	34,464	5,177	57,944
Redemptions	(8,668)	(95,688)	(58,671)	(656,965)
Net increase	33,414	369,547	32,596	364,737
Class R4 shares
Subscriptions	2,071	22,918	98,421	1,094,475
Distributions reinvested	885	9,789	1,541	17,243
Redemptions	(2,193)	(24,242)	(47,956)	(532,480)
Net increase	763	8,465	52,006	579,238
Class Z shares
Subscriptions	737,344	8,150,347	1,816,960	20,329,214
Distributions reinvested	18,443	204,125	38,271	428,179
Redemptions	(1,008,190)	(11,146,838)	(2,418,718)	(27,031,004)
Net decrease	(252,403)	(2,792,366)	(563,487)	(6,273,611)
Total net decrease	(356,990)	(3,943,527)	(473,220)	(5,282,696)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$11.13		$11.09		$11.54		$11.47		$11.38		$10.86		$10.94
Income from investment operations:
Net investment income	0.15		0.31		0.32		0.31		0.03		0.33		0.34
Net realized and unrealized gain (loss)	(0.04)		0.04		(0.39)		0.09		0.09		0.52		(0.08)
Total from investment operations	0.11		0.35		(0.07)		0.40		0.12		0.85		0.26
Less distributions to shareholders:
Net investment income	(0.15)		(0.31)		(0.31)		(0.31)		(0.03)		(0.33)		(0.34)
Net realized gains	—		(0.00	)(b)	(0.07)		(0.02)		—		—		—
Total distributions to shareholders	(0.15)		(0.31)		(0.38)		(0.33)		(0.03)		(0.33)		(0.34)
Net asset value, end of period	$11.09		$11.13		$11.09		$11.54		$11.47		$11.38		$10.86
Total return	1.03%		3.21%		(0.51%)		3.49%		1.06%		7.87%		2.40%
Ratios to average net assets(c)
Total gross expenses	0.96	%(d)	0.97%		0.97%		0.95%		0.94	%(d)	0.98%		0.92%
Total net expenses(e)	0.81	%(d)(f)	0.81	%(f)	0.81	%(f)	0.80	%(f)	0.79	%(d)	0.79	%(f)	0.80	%(f)
Net investment income	2.77	%(d)	2.79%		2.86%		2.68%		3.04	%(d)	2.92%		3.11%
Supplemental data
Net assets, end of period (in thousands)	$45,627		$47,324		$47,113		$55,003		$54,025		$53,775		$51,196
Portfolio turnover	5%		9%		2%		11%		0%		8%		14%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class B	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$11.13		$11.10		$11.54		$11.48		$11.38		$10.86		$10.95
Income from investment operations:
Net investment income	0.11		0.23		0.23		0.22		0.02		0.25		0.26
Net realized and unrealized gain (loss)	(0.03)		0.03		(0.37)		0.08		0.10		0.51		(0.09)
Total from investment operations	0.08		0.26		(0.14)		0.30		0.12		0.76		0.17
Less distributions to shareholders:
Net investment income	(0.11)		(0.23)		(0.23)		(0.22)		(0.02)		(0.24)		(0.26)
Net realized gains	—		(0.00	)(b)	(0.07)		(0.02)		—		—		—
Total distributions to shareholders	(0.11)		(0.23)		(0.30)		(0.24)		(0.02)		(0.24)		(0.26)
Net asset value, end of period	$11.10		$11.13		$11.10		$11.54		$11.48		$11.38		$10.86
Total return	0.75%		2.35%		(1.16%)		2.62%		1.08%		7.06%		1.55%
Ratios to average net assets(c)
Total gross expenses	1.72	%(d)	1.72%		1.71%		1.70%		1.69	%(d)	1.81%		1.67%
Total net expenses(e)	1.56	%(d)(f)	1.56	%(f)	1.56	%(f)	1.55	%(f)	1.54	%(d)	1.54	%(f)	1.55	%(f)
Net investment income	2.02	%(d)	2.04%		2.08%		1.92%		2.29	%(d)	2.19%		2.34%
Supplemental data
Net assets, end of period (in thousands)	$22		$14		$18		$47		$161		$182		$392
Portfolio turnover	5%		9%		2%		11%		0%		8%		14%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$11.13		$11.10		$11.54		$11.48		$11.38		$10.86		$10.95
Income from investment operations:
Net investment income	0.11		0.23		0.23		0.22		0.02		0.24		0.26
Net realized and unrealized gain (loss)	(0.03)		0.03		(0.37)		0.08		0.10		0.52		(0.09)
Total from investment operations	0.08		0.26		(0.14)		0.30		0.12		0.76		0.17
Less distributions to shareholders:
Net investment income	(0.11)		(0.23)		(0.23)		(0.22)		(0.02)		(0.24)		(0.26)
Net realized gains	—		(0.00	)(b)	(0.07)		(0.02)		—		—		—
Total distributions to shareholders	(0.11)		(0.23)		(0.30)		(0.24)		(0.02)		(0.24)		(0.26)
Net asset value, end of period	$11.10		$11.13		$11.10		$11.54		$11.48		$11.38		$10.86
Total return	0.75%		2.35%		(1.16%)		2.63%		1.08%		7.06%		1.54%
Ratios to average net assets(c)
Total gross expenses	1.71	%(d)	1.72%		1.72%		1.70%		1.70	%(d)	1.73%		1.67%
Total net expenses(e)	1.56	%(d)(f)	1.56	%(f)	1.56	%(f)	1.55	%(f)	1.54	%(d)	1.54	%(f)	1.55	%(f)
Net investment income	2.02	%(d)	2.03%		2.11%		1.93%		2.29	%(d)	2.15%		2.35%
Supplemental data
Net assets, end of period (in thousands)	$4,776		$4,419		$4,044		$5,601		$4,694		$4,739		$3,544
Portfolio turnover	5%		9%		2%		11%		0%		8%		14%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$11.12		$11.08		$11.52		$11.43
Income from investment operations:
Net investment income	0.17		0.34		0.35		0.04
Net realized and unrealized gain (loss)	(0.03)		0.04		(0.38)		0.09
Total from investment operations	0.14		0.38		(0.03)		0.13
Less distributions to shareholders:
Net investment income	(0.17)		(0.34)		(0.34)		(0.04)
Net realized gains	—		(0.00	)(b)	(0.07)		—
Total distributions to shareholders	(0.17)		(0.34)		(0.41)		(0.04)
Net asset value, end of period	$11.09		$11.12		$11.08		$11.52
Total return	1.25%		3.47%		(0.19%)		1.12%
Ratios to average net assets(c)
Total gross expenses	0.71	%(d)	0.72%		0.72%		0.56	%(d)
Total net expenses(e)	0.56	%(d)(f)	0.56	%(f)	0.56	%(f)	0.52	%(d)
Net investment income	3.02	%(d)	3.06%		3.18%		2.98	%(d)
Supplemental data
Net assets, end of period (in thousands)	$662		$656		$77		$3
Portfolio turnover	5%		9%		2%		11%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$11.13		$11.09		$11.54		$11.47		$11.38		$10.85		$10.94
Income from investment operations:
Net investment income	0.17		0.34		0.34		0.34		0.03		0.35		0.37
Net realized and unrealized gain (loss)	(0.04)		0.04		(0.38)		0.08		0.09		0.53		(0.09)
Total from investment operations	0.13		0.38		(0.04)		0.42		0.12		0.88		0.28
Less distributions to shareholders:
Net investment income	(0.17)		(0.34)		(0.34)		(0.33)		(0.03)		(0.35)		(0.37)
Net realized gains	—		(0.00	)(b)	(0.07)		(0.02)		—		—		—
Total distributions to shareholders	(0.17)		(0.34)		(0.41)		(0.35)		(0.03)		(0.35)		(0.37)
Net asset value, end of period	$11.09		$11.13		$11.09		$11.54		$11.47		$11.38		$10.85
Total return	1.16%		3.47%		(0.26%)		3.75%		1.08%		8.23%		2.56%
Ratios to average net assets(c)
Total gross expenses	0.71	%(d)	0.72%		0.72%		0.70%		0.69	%(d)	0.73%		0.67%
Total net expenses(e)	0.56	%(d)(f)	0.56	%(f)	0.56	%(f)	0.55	%(f)	0.54	%(d)	0.54	%(f)	0.55	%(f)
Net investment income	3.02	%(d)	3.04%		3.09%		2.93%		3.29	%(d)	3.16%		3.36%
Supplemental data
Net assets, end of period (in thousands)	$168,436		$171,775		$177,502		$281,126		$308,836		$306,166		$264,505
Portfolio turnover	5%		9%		2%		11%		0%		8%		14%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2015 (Unaudited)

Note 1. Organization

Columbia AMT-Free Virginia Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase. Redemptions of Class A shares purchased prior to February 19, 2015, without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase, are subject to a CDSC of 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective September 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.47% to 0.31% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2015 was 0.47% of the Fund's average daily net assets.

Prior to September 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from May 1, 2015 through August 31, 2015, the investment advisory services fee paid to the Investment Manager was $298,140 and the administrative services fee paid to the Investment Manager was $52,175.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended October 31, 2015, other expenses paid by the Fund to this company were $691.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out of pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

For the six months ended October 31, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R4	0.20
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2015, these minimum account balance fees reduced total expenses of the Fund by $20.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $2,525 for Class A and $22 for Class C shares for the six months ended October 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through August 31, 2016
Class A	0.81%
Class B	1.56
Class C	1.56
Class R4	0.56
Class Z	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2015, the cost of investments for federal income tax purposes was approximately $200,799,000

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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$14,395,000
Unrealized depreciation	(1,005,000)
Net unrealized appreciation	$13,390,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $10,476,787 and $15,417,031, respectively, for the six months ended October 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended October 31, 2015.

Note 7. Significant Risks

Shareholder Concentration Risk

At October 31, 2015, one unaffiliated shareholder of record owned 78.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the

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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Geographic Concentration Risk

Because the Fund invests substantially in municipal securities issued by the state identified in the Fund's name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state's financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 6 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
28

COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia AMT-Free Virginia Intermediate Muni Bond Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer's organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be

Semiannual Report 2015
29

COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2015
30

COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
31

Columbia AMT-Free Virginia Intermediate Muni Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR239_04_E01_(12/15)

SEMIANNUAL REPORT

October 31, 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $471 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of September 30, 2015. Source: Ameriprise Q3 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of September 30, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	22
Statement of Operations	24
Statement of Changes in Net Assets	25
Financial Highlights	27
Notes to Financial Statements	33
Approval of Investment Management Services Agreement	40
Important Information About This Report	43

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Short Term Municipal Bond Fund (the Fund) Class A shares returned 0.35% excluding sales charges for the six-month period that ended October 31, 2015. Class Z shares of the Fund returned 0.48% for the same six months.

■  The Fund's benchmark, the Barclays 1-3 Year Municipal Bond Index, returned 0.69% during the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/02/93
Excluding sales charges		0.35	0.35	0.78	2.03
Including sales charges		-0.70	-0.70	0.58	1.93
Class B	10/12/93	0.00	-0.38	0.04	1.27
Class C	05/19/94
Excluding sales charges		0.00	-0.47	0.04	1.27
Including sales charges		-1.00	-1.47	0.04	1.27
Class R4*	03/19/13	0.58	0.60	1.04	2.28
Class R5*	11/08/12	0.63	0.70	1.10	2.32
Class Z	10/07/93	0.48	0.50	1.04	2.28
Barclays 1-3 Year Municipal Bond Index		0.69	0.90	1.13	2.47

Returns for Class A are shown with and without the maximum initial sales charge of 1.00%. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays 1-3 Year Municipal Bond Index is an unmanaged index which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to three years.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten States/Territories (%) (at October 31, 2015)
New York	29.1
Illinois	13.8
Texas	5.1
New Jersey	4.7
California	4.5
Washington	3.9
Pennsylvania	3.6
Connecticut	3.3
Florida	3.0
Nevada	1.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Quality Breakdown (%) (at October 31, 2015)
AAA rating	4.7
AA rating	33.2
A rating	36.0
BBB rating	10.1
BB rating	0.5
Not rated	15.5
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Catherine Stienstra

Anders Myhran, CFA

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2015 – October 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,003.50	1,021.35	3.66	3.69	0.73
Class B	1,000.00	1,000.00	1,000.00	1,017.60	7.40	7.47	1.48
Class C	1,000.00	1,000.00	1,000.00	1,017.60	7.40	7.47	1.48
Class R4	1,000.00	1,000.00	1,005.80	1,022.60	2.41	2.43	0.48
Class R5	1,000.00	1,000.00	1,006.30	1,023.15	1.86	1.87	0.37
Class Z	1,000.00	1,000.00	1,004.80	1,022.60	2.41	2.43	0.48

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 76.5%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
ALABAMA 0.7%
Alabama 21st Century Authority Revenue Bonds Series 2012A 06/01/18	5.000%	1,250,000	1,374,513
Alabama Federal Aid Highway Finance Authority Revenue Bonds Grant Anticipation - GARVEE Series 2012 09/01/20	5.000%	2,210,000	2,585,965
Alabama Public School & College Authority Refunding Revenue Bonds Pool Series 2012A 03/01/18	5.000%	7,510,000	8,257,620
Total			12,218,098
ALASKA 1.0%
Alaska Railroad Corp. Refunding Revenue Bonds Sections 5307 & 5337 Series 2015 08/01/18	5.000%	4,500,000	4,954,455
City of Valdez Refunding Revenue Bonds BP Pipelines, Inc. Project Series 2003 01/01/16	5.000%	9,200,000	9,270,472
Municipality of Anchorage Unlimited General Obligation Refunding Bonds General Purpose Series 2014B 09/01/19	5.000%	3,645,000	4,198,202
Total			18,423,129
ARIZONA 1.5%
Arizona Health Facilities Authority(a) Refunding Revenue Bonds Banner Health Series 2015A 01/01/20	5.000%	2,000,000	2,306,260
01/01/21	5.000%	2,435,000	2,856,255
Arizona School Facilities Board Certificate of Participation Series 2008 09/01/18	5.750%	5,935,000	6,734,326
Refunding Certificate of Participation Series 2013A-1 09/01/16	4.000%	1,500,000	1,546,080
Arizona Transportation Board Refunding Revenue Bonds Series 2014 07/01/19	5.000%	4,250,000	4,864,252

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Glendale Limited General Obligation Refunding Bonds Series 2015 (AGM) 07/01/19	4.000%	1,350,000	1,476,117
County of Maricopa Certificate of Participation Series 2015 07/01/18	5.000%	3,645,000	4,036,218
County of Pima Sewer System Revenue Bonds Series 2012A 07/01/16	3.000%	450,000	458,424
07/01/16	4.000%	500,000	512,705
Maricopa County Industrial Development Authority Revenue Bonds Catholic Healthcare West Series 2007A 07/01/18	5.000%	1,845,000	1,965,257
State of Arizona Refunding Certificate of Participation Department of Administration Series 2013B 10/01/16	5.000%	175,000	182,347
Total			26,938,241
ARKANSAS 0.8%
Arkansas Development Finance Authority Refunding Revenue Bonds Baptist Health Series 2015A 12/01/17	4.000%	1,530,000	1,630,796
12/01/18	5.000%	2,640,000	2,942,703
12/01/19	5.000%	8,095,000	9,217,129
Total			13,790,628
CALIFORNIA 3.3%
Brea Redevelopment Agency Refunding Tax Allocation Bonds Redevelopment Project Series 2013 08/01/17	5.000%	950,000	1,022,352
08/01/18	5.000%	995,000	1,105,226
California State Public Works Board Refunding Revenue Bonds Richmond Laboratory Project Series 2012 11/01/15	4.000%	2,035,000	2,035,427
Series 2014G 01/01/19	5.000%	13,500,000	15,207,480
Revenue Bonds Various Capital Projects Series 2013I 11/01/17	5.000%	750,000	815,430

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of San Jose Airport Revenue Bonds Series 2007A (AMBAC) AMT(b) 03/01/17	5.000%	5,415,000	5,721,381
Glendale Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Central Glendale Redevelopment Subordinated Series 2013 (AGM) 12/01/15	3.000%	1,000,000	1,002,455
12/01/16	4.000%	1,000,000	1,038,640
12/01/17	4.000%	1,235,000	1,317,461
Oakland Redevelopment Successor Agency Refunding Tax Allocation Bonds Subordinated Series 2013 09/01/16	5.000%	3,300,000	3,424,080
Sacramento City Financing Authority Refunding Revenue Bonds EPA Building Series 2013A 05/01/16	4.000%	750,000	764,325
State of California Unlimited General Obligation Bonds Various Purpose Series 2013 02/01/18	5.000%	10,000,000	10,960,800
02/01/19 5.000% 6,650,000 7,525,339 Series 2014 10/01/18	5.000%	5,000,000	5,604,700
Unlimited General Obligation Refunding Bonds Veterans Bond Series 2015 12/01/18	1.050%	1,190,000	1,190,238
Total			58,735,334
COLORADO 0.7%
Colorado Health Facilities Authority Refunding Revenue Bonds Evangelical Lutheran Good Samaritan Society Series 2015 06/01/17	3.000%	300,000	309,144
06/01/18	3.000%	550,000	572,198
06/01/19	4.000%	900,000	969,048
Denver Urban Renewal Authority Tax Allocation Bonds Stapleton Senior Series 2013A-1 12/01/15	5.000%	1,670,000	1,676,868
E-470 Public Highway Authority Refunding Revenue Bonds Series 2015A 09/01/19	5.000%	1,000,000	1,124,250

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
E-470 Public Highway Authority(c) Revenue Bonds Capital Appreciation Senior Series 1997B (NPFGC) 09/01/16	0.000%	4,460,000	4,427,219
Regional Transportation District Refunding Certificate of Participation Series 2013A 06/01/16	5.000%	3,045,000	3,129,773
Total			12,208,500
CONNECTICUT 2.1%
City of Bridgeport Unlimited General Obligation Refunding Bonds Series 2012B 08/15/17	5.000%	5,000,000	5,373,300
City of New Haven Unlimited General Obligation Refunding Bonds Series 2006 (AMBAC) 11/01/15	5.000%	2,325,000	2,325,583
Connecticut Housing Finance Authority Refunding Revenue Bonds Series 2014 11/15/44	4.000%	4,335,000	4,645,603
Revenue Bonds Subordinated Series 2012D-1 11/15/15	1.200%	3,710,000	3,711,421
State of Connecticut Unlimited General Obligation Refunding Bonds Series 2014C 12/15/18 5.000% 5,200,000 5,848,388 Series 2014H 11/15/19	5.000%	13,500,000	15,503,535
Total			37,407,830
FLORIDA 3.0%
Citizens Property Insurance Corp. Revenue Bonds Senior Secured Series 2012A-1 06/01/17 5.000% 15,000,000 16,003,950 Series 2015A-1 06/01/18	5.000%	1,000,000	1,083,490
06/01/20	5.000%	3,925,000	4,488,708
City of Jacksonville Refunding Revenue Bonds Better Jacksonville Series 2012 10/01/17	5.000%	2,000,000	2,164,660

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Tampa Revenue Bonds Baycare Health Systems Series 2010 11/15/16	5.000%	2,000,000	2,095,760
County of Broward Airport System(a)(b) Refunding Revenue Bonds Series 2015C AMT 10/01/19	5.000%	3,000,000	3,405,900
10/01/20	5.000%	1,885,000	2,175,026
Florida Housing Finance Corp. Revenue Bonds Homeowner Mortgage Special Program Series 2010A (GNMA/FNMA/FHLMC) 07/01/28	5.000%	1,535,000	1,604,014
Florida Municipal Loan Council Revenue Bonds 9B Design-Build-Finance Project Series 2012 08/15/16	1.750%	7,125,000	7,180,789
Miami-Dade County School Board Foundation, Inc. Refunding Certificate of Participation Series 2015A 05/01/19	5.000%	2,000,000	2,265,100
Pasco County School Board Revenue Bonds Series 2013 10/01/18	5.000%	1,000,000	1,115,250
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation Bonds Series 2014A-2(d) 03/01/16	4.000%	2,000,000	2,019,300
St. Johns County School Board Refunding Certificate of Participation Series 2015 07/01/19	5.000%	1,000,000	1,138,320
07/01/20	5.000%	2,000,000	2,320,420
St. Johns River Power Park Refunding Revenue Bonds Issue 2 Series 2011-23 10/01/17	5.000%	3,000,000	3,251,190
Total			52,311,877
GEORGIA 1.1%
Burke County Development Authority Revenue Bonds Georgia Power Co. Plant Vogtle Project Series 2012 11/01/48	1.550%	5,000,000	5,029,950

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Atlanta Department of Aviation Refunding Revenue Bonds General Series 2011A 01/01/19	5.000%	4,000,000	4,508,600
Floyd County Development Authority Revenue Bonds Georgia Power Company Plant Hammond Project Series 2012 07/01/22	0.850%	4,750,000	4,751,045
Municipal Electric Authority of Georgia Revenue Bonds Combined Cycle Project Series 2012A 11/01/15	4.000%	3,045,000	3,045,649
Unrefunded Revenue Bonds Series 1998Y (AGM) 01/01/17	6.500%	1,605,000	1,652,733
Total			18,987,977
HAWAII 0.5%
State of Hawaii Airports System Refunding Revenue Bonds Series 2010B AMT(b) 07/01/17	5.000%	5,000,000	5,348,350
State of Hawaii Unlimited General Obligation Bonds Series 2014EO 08/01/19	5.000%	3,000,000	3,436,260
Total			8,784,610
ILLINOIS 13.6%
Chicago Midway International Airport Refunding Revenue Bonds 2nd Lien Series 2004B (AMBAC) 01/01/18	5.000%	5,120,000	5,140,070
Chicago O'Hare International Airport Refunding Revenue Bonds Series 2015B 01/01/20	5.000%	3,000,000	3,426,690
01/01/21	5.000%	4,000,000	4,633,320
Revenue Bonds General 3rd Lien Series 2011B 01/01/17 5.000% 2,500,000 2,626,175 Series 2008B (AGM) 01/01/18	5.000%	10,000,000	10,481,800

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago O'Hare International Airport(b) Refunding Revenue Bonds General 2nd Lien Series 2012A AMT 01/01/17	5.000%	13,600,000	14,286,392
01/01/18	5.000%	11,340,000	12,280,313
Passenger Facility Charge Series 2012 AMT 01/01/17	5.000%	13,125,000	13,787,419
Chicago Park District Limited General Obligation Refunding Bonds Series 2015B 01/01/17	4.000%	1,000,000	1,030,750
01/01/18	4.000%	1,250,000	1,313,962
01/01/19 4.000% 1,750,000 1,867,495 Series 2015C 01/01/18	4.000%	1,500,000	1,576,755
01/01/19	4.000%	1,805,000	1,926,188
Unlimited General Obligation Refunding Bonds Alternative Revenue Source Series 2015 01/01/17	4.000%	1,235,000	1,272,976
01/01/18	4.000%	1,000,000	1,051,170
Chicago Transit Authority Refunding Revenue Bonds Federal Transit Administration Section 5307 Series 2015 06/01/18	5.000%	6,000,000	6,465,780
06/01/19	5.000%	5,000,000	5,498,550
Unrefunded Revenue Bonds Federal Transit Administration Series 2006 (AMBAC) 06/01/17	5.000%	2,875,000	2,979,794
City of Chicago Wastewater Transmission Refunding Revenue Bonds 2nd Lien Series 2001 (NPFGC) 01/01/18	5.500%	1,750,000	1,885,170
Series 2015C 01/01/19	5.000%	1,750,000	1,910,965
01/01/20	5.000%	1,000,000	1,110,090
01/01/21	5.000%	1,000,000	1,117,920
City of Chicago Waterworks Revenue Bonds 2nd Lien Project Series 2014 11/01/18	4.000%	1,000,000	1,059,890
City of Chicago Unlimited General Obligation Bonds Series 2002B 01/01/17	5.000%	550,000	563,294
Series 2007D (AMBAC) 12/01/16	5.000%	2,695,000	2,748,065
Series 2010A 12/01/16	5.000%	2,500,000	2,569,500

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015A 01/01/19	5.000%	1,300,000	1,346,891
01/01/20	5.000%	2,030,000	2,109,515
Unlimited General Obligation Refunding Bonds Project Series 2006A (AGM) 01/01/18	4.250%	1,350,000	1,353,402
Series 1996A-2 (AMBAC) 01/01/18	5.500%	7,125,000	7,379,077
Series 2003B 01/01/17	5.000%	1,700,000	1,741,089
01/01/18	5.000%	1,500,000	1,550,040
Cook County Community High School District No. 228 Bremen Limited General Obligation Bonds Series 2014B 12/01/16	5.000%	1,250,000	1,309,438
12/01/17	5.000%	2,000,000	2,159,460
Illinois Finance Authority Refunding Revenue Bonds Advocate Health Care Series 2014 08/01/19	5.000%	600,000	684,510
Revenue Bonds Ascension Health Series 2012E 11/15/42	5.000%	2,000,000	2,129,900
Illinois State Toll Highway Authority Refunding Revenue Bonds Series 2014A 12/01/20	5.000%	5,330,000	6,231,569
Kane Cook & DuPage Counties School District No. U-46 Elgin Unlimited General Obligation Refunding Bonds Series 2015C 01/01/19	5.000%	1,250,000	1,402,250
01/01/20	5.000%	1,500,000	1,723,185
Kane McHenry Cook & De Kalb Counties Unit School District No. 300 Unlimited General Obligation Refunding Bonds Series 2015 01/01/17	5.000%	625,000	656,769
01/01/18	5.000%	750,000	814,380
Public Building Commission of Chicago Refunding Revenue Bonds Chicago School Reform Series 1999B (NPFGC) 12/01/15	5.250%	3,165,000	3,176,423
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010 06/01/16	5.000%	8,280,000	8,494,369
Regional Transportation Authority Revenue Bonds Series 2003B (NPFGC) 06/01/19	5.500%	3,945,000	4,503,020
Series 2006A (NPFGC) 07/01/18	5.000%	4,970,000	5,122,430
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Illinois Unemployment Compensation Trust Fund Revenue Bonds Series 2012B 06/15/17	5.000%	9,000,000	9,459,090
State of Illinois Revenue Bonds Build Illinois Series 2011 06/15/18	3.000%	4,800,000	5,040,240
Unlimited General Obligation Bonds Series 2014 02/01/18	4.000%	2,750,000	2,859,615
04/01/18	5.000%	10,000,000	10,640,400
04/01/19	5.000%	10,000,000	10,792,200
Unlimited General Obligation Refunding Bonds Series 2006 01/01/16	5.000%	4,655,000	4,688,563
Series 2010 01/01/16	5.000%	14,600,000	14,705,266
Series 2010 (AGM) 01/01/16	5.000%	4,250,000	4,281,747
Series 2012 08/01/16	5.000%	20,000,000	20,615,000
Total			241,580,331
INDIANA 1.4%
Indiana Finance Authority Refunding Revenue Bonds Indianapolis Power & Light Co. Series 2009C 01/01/16	4.900%	10,000,000	10,075,200
Series 2008A-1 11/01/16	5.000%	2,665,000	2,786,178
Revenue Bonds 2nd Lien-CWA Authority, Inc. Series 2011C 10/01/16	3.000%	10,000,000	10,229,000
Beacon Health System Obligation Group Series 2013 08/15/16	5.000%	1,000,000	1,036,650
Ivy Tech Community College Revenue Bonds Student Fee Series 2013R-1 07/01/17	5.000%	1,000,000	1,072,800
Total			25,199,828
IOWA 0.9%
Iowa Finance Authority Revenue Bonds Genesis Health System Series 2010 07/01/16	5.000%	1,150,000	1,183,672

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa Student Loan Liquidity Corp. Revenue Bonds Senior Series 2011A-1 AMT(b) 12/01/15	3.500%	14,260,000	14,282,143
Total			15,465,815
KENTUCKY 0.2%
Kentucky State Property & Building Commission Refunding Revenue Bonds Project No. 100 Series 2011A 08/01/18	5.000%	2,500,000	2,768,275
LOUISIANA 1.7%
Louisiana Office Facilities Corp. Refunding Revenue Bonds State Capitol Series 2010A 05/01/16	5.000%	4,505,000	4,609,381
Louisiana Public Facilities Authority Revenue Bonds Entergy Gulf States Series 2010B 11/01/15	2.875%	2,750,000	2,750,381
Louisiana State Citizens Property Insurance Corp. Refunding Revenue Bonds Series 2015 06/01/18	5.000%	2,850,000	3,132,720
Orleans Parish Parishwide School District Unlimited General Obligation Refunding Bonds Series 2010 (AGM) 09/01/16	5.000%	3,785,000	3,920,730
Regional Transit Authority Revenue Bonds Sales Tax Series 2010 (AGM) 12/01/15	4.000%	1,150,000	1,153,674
12/01/16	4.000%	1,000,000	1,036,520
State of Louisiana Unlimited General Obligation Bonds Series 2015 05/01/19	5.000%	9,250,000	10,496,623
Series 2015B 05/01/19	5.000%	2,530,000	2,870,968
Total			29,970,997
MAINE —%
Maine Health & Higher Educational Facilities Authority Revenue Bonds Series 2010B Escrowed to Maturity 07/01/16	4.000%	50,000	51,222
07/01/16	4.000%	335,000	343,305
Total			394,527

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
MARYLAND 1.7%
County of Charles Unlimited General Obligation Refunding Bonds Consolidated Public Improvement Series 2012 03/01/18	5.000%	4,395,000	4,837,928
Maryland Health & Higher Educational Facilities Authority Refunding Revenue Bonds Meritus Medical Center Issue Series 2015 07/01/16	5.000%	600,000	616,992
07/01/17	5.000%	400,000	425,248
07/01/18	5.000%	305,000	332,993
07/01/19	5.000%	500,000	557,690
State of Maryland Unlimited General Obligation Bonds 1st Series 2014A 03/01/19	5.000%	6,465,000	7,342,688
Series 2011B 08/01/18	5.000%	11,000,000	12,278,640
University System of Maryland Revenue Bonds Series 2012C 04/01/18	5.000%	3,605,000	3,979,920
Total			30,372,099
MASSACHUSETTS 1.2%
Massachusetts Development Finance Agency Revenue Bonds Boston Medical Center Series 2012 Escrowed to Maturity 07/01/16	5.000%	800,000	825,288
Unrefunded Revenue Bonds Boston Medical Center Series 2012 07/01/16	5.000%	800,000	819,216
Massachusetts Educational Financing Authority Revenue Bonds Series 2009I 01/01/16	5.250%	12,500,000	12,603,000
Massachusetts Educational Financing Authority(b) Revenue Bonds Education Loan Series 2014-I AMT 01/01/18	4.000%	1,500,000	1,579,065
01/01/19	5.000%	2,000,000	2,198,860
University of Massachusetts Building Authority Refunding Revenue Bonds Senior Series 2005-2 (AMBAC) 11/01/15	5.000%	3,000,000	3,000,800
Total			21,026,229

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
MICHIGAN 1.6%
Michigan Finance Authority Refunding Revenue Bonds Senior Lien-Detroit Water & Sewer Series 2014C-5 07/01/18	5.000%	2,165,000	2,366,085
Series 2014H-1 10/01/19	5.000%	1,415,000	1,602,219
State Revolving Fund Drinking Water Series 2012 10/01/18	5.000%	3,640,000	4,087,538
Trinity Health Corp. Series 2015 12/01/19	5.000%	2,000,000	2,305,020
Michigan Finance Authority(b) Refunding Revenue Bonds Student Loan Series 2014 25-A AMT 11/01/18	5.000%	1,180,000	1,293,988
11/01/19	5.000%	1,250,000	1,392,175
Michigan State Hospital Finance Authority Revenue Bonds Ascension Health Senior Care Group Series 2010 11/15/15	5.000%	2,000,000	2,004,170
Royal Oak Hospital Finance Authority Refunding Revenue Bonds William Beaumont Hospital Series 2014D 09/01/17	5.000%	1,400,000	1,507,100
Royal Oak School District Unlimited General Obligation Refunding Bonds Series 2014 05/01/18	5.000%	1,000,000	1,102,390
05/01/19	5.000%	450,000	510,480
State of Michigan Trunk Line Refunding Revenue Bonds Series 2014 11/15/18	5.000%	5,180,000	5,823,719
Wayne County Airport Authority Refunding Revenue Bonds Detroit Metropolitan Airport Series 2010C (AGM) 12/01/15	5.000%	4,780,000	4,800,361
Total			28,795,245
MINNESOTA 1.1%
Housing & Redevelopment Authority of The City of St Paul Minnesota Prerefunded 11/15/15 Revenue Bonds Healtheast Project Series 2005 11/15/30	6.000%	10,000,000	10,024,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minneapolis-St. Paul Metropolitan Airports Commission Refunding Revenue Bonds Subordinated Series 2010D AMT(b) 01/01/16	5.000%	5,160,000	5,198,597
Moorhead Independent School District No. 152 Unlimited General Obligation Refunding Bonds School Buildings Series 2014A 04/01/18	5.000%	3,285,000	3,625,819
Total			18,848,416
MISSISSIPPI 0.4%
Mississippi Development Bank Revenue Bonds Marshall County Industrial Development Authority Series 2012 01/01/16	4.000%	1,500,000	1,509,825
Mississippi Development Bank(a) Refunding Revenue Bonds Jackson Public Schools Series 2015A 04/01/19	5.000%	1,250,000	1,403,188
04/01/20	5.000%	1,000,000	1,146,830
State of Mississippi Revenue Bonds Series 2015E 10/15/17	3.000%	1,500,000	1,566,270
10/15/18	4.000%	2,080,000	2,263,851
Total			7,889,964
MISSOURI 0.8%
City of St. Louis Airport Refunding Revenue Bonds Lambert-St. Louis International Airport Series 2013 07/01/16	5.000%	1,325,000	1,365,333
07/01/17	5.000%	715,000	766,430
07/01/18	5.000%	765,000	846,893
Kansas City Airport Revenue Refunding Revenue Bonds General Improvement Series 2013B 09/01/16	5.000%	410,000	425,970
Missouri Joint Municipal Electric Utility Commission Refunding Revenue Bonds Series 2014 01/01/19	5.000%	2,150,000	2,412,579
01/01/20	5.000%	7,825,000	8,999,611
Total			14,816,816

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
NEBRASKA 1.6%
Central Plains Energy Project Refunding Revenue Bonds Series 2014 (Royal Bank of Canada) 08/01/39	5.000%	14,500,000	16,516,370
Nebraska Investment Finance Authority Revenue Bonds Series 2014A 03/01/44	3.000%	3,815,000	3,929,984
Nebraska Public Power District Refunding Revenue Bonds Series 2014 01/01/19	5.000%	2,000,000	2,252,280
Public Power Generation Agency Refunding Revenue Bonds Whelan Energy Center Unit Series 2015 01/01/19	5.000%	2,250,000	2,510,617
01/01/20	5.000%	3,030,000	3,449,110
Total			28,658,361
NEVADA 1.9%
Clark County School District Limited General Obligation Refunding Bonds Series 2014A 06/15/18	5.000%	10,000,000	11,055,300
Unlimited General Obligation Refunding Bonds Series 2014B 06/15/18	5.000%	15,000,000	16,582,950
County of Clark Department of Aviation Revenue Bonds Series 2014B 07/01/18	5.000%	5,000,000	5,538,050
Total			33,176,300
NEW JERSEY 3.7%
City of Newark Unlimited General Obligation Refunding Bonds Qualified General Improvement Series 2013A 07/15/16	5.000%	5,845,000	5,985,046
City of Trenton Unlimited General Obligation Refunding Bonds Series 2013 07/15/16	4.000%	1,100,000	1,124,717
County of Union Unlimited General Obligation Bonds Series 2012B Escrowed to Maturity 03/01/16	3.000%	75,000	75,713

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Building Authority Refunding Revenue Bonds Series 2013A 06/15/17	5.000%	5,500,000	5,820,045
New Jersey Economic Development Authority Refunding Revenue Bonds School Facilities Construction Series 2014-PP 06/15/18	5.000%	5,000,000	5,315,250
Revenue Bonds School Facilities Construction Series 2010 Escrowed to Maturity 12/15/17	5.000%	4,260,000	4,647,362
Unrefunded Revenue Bonds School Facilities Construction Series 2010 12/15/17	5.000%	175,000	184,966
New Jersey Economic Development Authority(e) Refunding Revenue Bonds NTS School Facilities Series 2011C 02/01/18	1.810%	8,895,000	8,847,234
New Jersey Higher Education Student Assistance Authority(b) Revenue Bonds Senior Series 2013-1A AMT 12/01/16	4.000%	1,000,000	1,034,010
12/01/17	5.000%	2,780,000	2,980,744
Senior Series 2015-1A AMT 12/01/16	5.000%	1,000,000	1,044,800
12/01/17	5.000%	2,000,000	2,144,420
12/01/18	5.000%	2,000,000	2,194,820
New Jersey Transit Corp. Certificate of Participation Federal Transit Administration Grants Subordinated Series 2005A Escrowed to Maturity (NPFGC) 09/15/17	5.000%	8,770,000	9,481,948
New Jersey Transit Corp Revenue Bonds Grant Anticipation Note Series 2014A 09/15/18	5.000%	3,500,000	3,807,090
New Jersey Transportation Trust Fund Authority Unrefunded Revenue Bonds Transportation System Series 1999 06/15/16	5.750%	4,860,000	5,013,868
New Jersey Turnpike Authority Revenue Bonds Series 2013D(e) 01/01/22	0.540%	4,000,000	4,000,000

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of New Jersey Certificate of Participation Equipment Lease Purchase Series 2008A 06/15/17	5.000%	1,935,000	2,047,598
Total			65,749,631
NEW YORK 12.8%
City of New York Prerefunded 02/01/16 Unlimited General Obligation Bonds Series 2005G 08/01/18	5.000%	15,000	15,182
Unlimited General Obligation Bonds Series 2009C 08/01/17	5.000%	12,000,000	12,924,600
Series 2010B 08/01/17	5.000%	5,000,000	5,385,250
Series 2013E 08/01/18	5.000%	4,000,000	4,446,960
08/01/18	5.000%	5,960,000	6,625,970
Subordinated Series 2004H-B 03/01/19	5.000%	8,500,000	9,600,920
Subordinated Series 2008I-1 02/01/17	5.000%	8,635,000	9,125,900
Unlimited General Obligation Refunding Bonds Fiscal 2015 Series 2014A 08/01/18	5.000%	4,645,000	5,164,032
Series 2012F 08/01/18	5.000%	1,675,000	1,862,165
Series 2015C 08/01/16	2.000%	10,270,000	10,406,694
Unrefunded Unlimited General Obligation Bonds Series 2005G 08/01/18	5.000%	3,635,000	3,679,892
City of New York(e) Unlimited General Obligation Bonds Fiscal 1995 Subordinated Series 2015F 02/15/19	0.660%	6,250,000	6,246,312
City of Yonkers Limited General Obligation Refunding Bonds Series 2015D 08/01/17	3.000%	2,045,000	2,119,540
08/01/18	4.000%	2,970,000	3,193,047
County of Rockland Limited General Obligation Bonds Series 2014A (AGM) 03/01/17	5.000%	1,825,000	1,929,518
03/01/18	5.000%	1,825,000	1,990,783
03/01/19	5.000%	2,000,000	2,238,280

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Suffolk Limited General Obligation Bonds Public Improvement Series 2013B 10/15/16	3.000%	3,905,000	4,003,172
Erie County Industrial Development Agency (The) Revenue Bonds Series 2012 05/01/17	5.000%	3,000,000	3,199,230
Long Island Power Authority Revenue Bonds Series 2012B 09/01/16	5.000%	6,755,000	7,008,042
Metropolitan Transportation Authority Revenue Bonds Series 2005A (AMBAC) 11/15/18	5.500%	5,000,000	5,680,900
Series 2008A 11/15/18	5.000%	2,125,000	2,382,593
Series 2012E 11/15/16	4.000%	1,000,000	1,037,710
11/15/17	5.000%	1,000,000	1,087,600
Transportation Series 2005G 11/15/18	5.000%	2,900,000	3,255,250
Series 2010D 11/15/18	5.000%	1,890,000	2,121,525
Series 2014B 11/15/18	5.000%	1,000,000	1,122,500
New York City Industrial Development Agency(b) Refunding Revenue Bonds Trips Obligated Group Senior Series 2012A AMT 07/01/18	5.000%	4,655,000	5,018,649
Revenue Bonds John F. Kennedy International Airport Project Series 2002B-R AMT 08/01/28	2.000%	5,000,000	5,006,400
New York City Transitional Finance Authority Revenue Bonds Future Tax Secured Series 2012E-1 02/01/19	5.000%	4,750,000	5,364,602
New York State Dormitory Authority Revenue Bonds General Purpose Series 2014A 02/15/18	5.000%	14,250,000	15,653,340
Mount Sinai School of Medicine Series 2010A 07/01/16	5.000%	2,645,000	2,725,514

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Housing Finance Agency Revenue Bonds Affordable Housing Series 2012E 11/01/16	1.100%	2,100,000	2,108,358
New York State Thruway Authority Revenue Bonds Series 2007H (NPFGC) 01/01/19	5.000%	6,240,000	6,812,395
Series 2012I Escrowed to Maturity 01/01/17	5.000%	225,000	237,008
Series 2013A 05/01/19	5.000%	15,000,000	16,955,250
Series 2014J 01/01/19	5.000%	1,200,000	1,344,960
Transportation Series 2008A 03/15/17	5.000%	1,000,000	1,063,230
Unrefunded Revenue Bonds Series 2012I 01/01/17	5.000%	775,000	815,238
New York State Urban Development Corp. Refunding Revenue Bonds State Personal Income Tax Series 2014 03/15/19	5.000%	15,000,000	17,013,750
Revenue Bonds State Personal Income Tax Series 2010A 03/15/19	5.000%	3,235,000	3,669,299
Series 2013E 03/15/17	5.000%	15,000,000	15,948,450
Port Authority of New York & New Jersey Revenue Bonds Consolidated 172nd Series 2012 AMT(b) 10/01/17	5.000%	5,000,000	5,399,150
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Series 2012B 11/15/17	5.000%	3,325,000	3,625,713
Utica School District Unlimited General Obligation Refunding Bonds Series 2013 07/01/16	3.000%	1,000,000	1,013,500
Total			227,628,373
NORTH CAROLINA 0.5%
North Carolina Eastern Municipal Power Agency Prerefunded 01/01/18 Revenue Bonds Series 2008A (AGM) 01/01/19	5.250%	3,740,000	4,095,487

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of North Carolina Revenue Bonds Grant Anticipation Revenue Vehicle Series 2007 (NPFGC) 03/01/18	5.000%	4,500,000	4,766,265
Total			8,861,752
OHIO 0.4%
Ohio Housing Finance Agency Revenue Bonds Series 2010-1 (GNMA/FNMA) 11/01/28	5.000%	1,665,000	1,757,574
State of Ohio Refunding Revenue Bonds Series 2014B 12/15/19	5.000%	5,000,000	5,766,250
Total			7,523,824
OKLAHOMA 0.1%
Cleveland County Educational Facilities Authority Revenue Bonds Norman Public Schools Project Series 2014 07/01/18	5.000%	2,400,000	2,646,864
PENNSYLVANIA 3.2%
Commonwealth of Pennsylvania Unlimited General Obligation Bonds 1st Series 2012 06/01/19	5.000%	5,650,000	6,394,952
1st Series 2013 04/01/21	5.000%	5,000,000	5,853,000
Unlimited General Obligation Refunding Bonds 2nd Series 2009 07/01/19	5.000%	10,980,000	12,452,089
County of Allegheny Unlimited General Obligation Refunding Bonds Series 2014C-73 12/01/18	5.000%	6,650,000	7,467,817
Monroeville Finance Authority Revenue Bonds Series 2012 02/15/18	4.000%	1,250,000	1,340,713
Montgomery County Industrial Development Authority Refunding Revenue Bonds Albert Einstein HealthCare Network Series 2015 01/15/17	5.000%	1,250,000	1,308,475
01/15/18	5.000%	750,000	804,668
01/15/19	5.000%	1,000,000	1,093,270

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Turnpike Commission Revenue Bonds Series 2013B(e) 12/01/19	1.160%	3,070,000	3,088,604
Philadelphia Municipal Authority Refunding Revenue Bonds City Agreement Series 2013A 11/15/15	5.000%	2,000,000	2,004,202
11/15/16	5.000%	1,750,000	1,830,447
Pittsburgh Public Parking Authority Refunding Revenue Bonds System Series 2015A 12/01/17	4.000%	2,225,000	2,367,355
12/01/18	4.000%	1,750,000	1,898,820
School District of Philadelphia (The) Unlimited General Obligation Refunding Bonds Series 2015D 09/01/19	5.000%	3,750,000	4,218,937
State Public School Building Authority Refunding Revenue Bonds The School District of Philadelphia Project Series 2015 06/01/19	5.000%	2,890,000	3,241,829
Revenue Bonds School District of Philadelphia Series 2012 04/01/16	5.000%	2,000,000	2,039,500
Total			57,404,678
RHODE ISLAND 1.0%
Rhode Island Commerce Corp. Revenue Bonds Grant Anticipation-Department of Transportation Series 2006A (NPFGC) 06/15/17	5.000%	16,410,000	16,843,552
SOUTH CAROLINA 1.2%
Berkeley County School District Revenue Bonds Series 2013 12/01/16	4.000%	400,000	415,188
12/01/17	5.000%	500,000	541,815
Piedmont Municipal Power Agency Refunding Revenue Bonds Series 2009A-3 01/01/18	5.000%	5,080,000	5,526,430
Series 2009A-4 01/01/19	5.000%	6,645,000	7,447,716

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
SCAGO Educational Facilities Corp. for Pickens School District Refunding Revenue Bonds Series 2015 12/01/18	5.000%	1,100,000	1,231,054
12/01/19	5.000%	1,250,000	1,431,650
South Carolina State Public Service Authority Refunding Revenue Bonds Santee Cooper Series 2012C 12/01/16	5.000%	5,065,000	5,317,389
Total			21,911,242
TENNESSEE 0.1%
Memphis-Shelby County Airport Authority Refunding Revenue Bonds Series 2010B AMT(b) 07/01/16	5.000%	1,000,000	1,029,690
Metropolitan Government of Nashville & Davidson County Water & Sewer Refunding Revenue Bonds Subordinated Lien Series 2012 07/01/16	5.000%	1,250,000	1,289,775
Total			2,319,465
TEXAS 5.1%
Central Texas Regional Mobility Authority Refunding Revenue Bonds Senior Lien Series 2013A 01/01/17	5.000%	925,000	968,623
City Public Service Board of San Antonio Refunding Revenue Bonds Junior Lien Series 2014 02/01/19	5.000%	13,865,000	15,692,407
City of El Paso Water & Sewer Refunding Revenue Bonds Series 2014 03/01/19	4.000%	1,000,000	1,099,600
City of Houston Combined Utility System Refunding Revenue Bonds Combined 1st Lien-SIFMA Series 2012(e) 05/15/34	0.610%	6,000,000	5,999,400
Dallas/Fort Worth International Airport Refunding Revenue Bonds Series 2013D 11/01/16	5.000%	1,000,000	1,046,670
Dallas/Fort Worth International Airport(b) Refunding Revenue Bonds Series 2013E AMT 11/01/18	5.000%	20,980,000	23,401,092

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Harris County-Houston Sports Authority Refunding Revenue Bonds Senior Lien Series 2014A 11/15/19	5.000%	3,000,000	3,445,230
Houston Independent School District Revenue Bonds Series 2014 09/15/19	5.000%	4,100,000	4,687,161
Irving Independent School District(a) Unlimited General Obligation Refunding Bonds Texas Permanent School Fund Program Series 2015A 02/15/20	5.000%	1,205,000	1,395,426
02/15/21	5.000%	1,500,000	1,772,400
Metropolitan Transit Authority of Harris County Revenue Bonds Contractual Obligation Series 2015B 11/01/17	5.000%	1,595,000	1,733,590
Series 2015A 08/15/18	5.000%	2,000,000	2,231,600
North Texas Tollway Authority Refunding Revenue Bonds Series 2015A 01/01/19	5.000%	1,350,000	1,511,285
01/01/20	5.000%	1,105,000	1,266,032
Northwest Independent School District(a) Unlimited General Obligation Refunding Bonds Texas Permanent School Fund Program Series 2015B 02/15/20	4.000%	3,240,000	3,618,108
02/15/21	5.000%	1,250,000	1,476,875
Sam Rayburn Municipal Power Agency Refunding Revenue Bonds Series 2012 10/01/16	5.000%	1,925,000	2,003,886
10/01/17	5.000%	4,895,000	5,270,642
Spring Branch Independent School District Limited General Obligation Refunding Bonds Texas Permanent School Fund Program Series 2015A(a) 02/01/21	5.000%	5,000,000	5,911,100
Tarrant County Cultural Education Facilities Finance Corp. Refunding Revenue Bonds Trinity Terrace Project Series 2014 12/01/18	2.500%	4,995,000	5,076,768
Total			89,607,895

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
UTAH 0.3%
Utah Associated Municipal Power Systems Refunding Revenue Bonds Payson Power Project Series 2012 04/01/16	4.000%	4,690,000	4,759,177
VIRGINIA 0.9%
Louisa Industrial Development Authority Refunding Revenue Bonds Series 2015 11/01/35	1.750%	7,000,000	7,069,300
Peninsula Ports Authority Refunding Revenue Bonds Dominion Term Association Project Series 2003 10/01/33	2.375%	3,335,000	3,371,952
Wise County Industrial Development Authority Revenue Bonds Virginia Electric & Power Co. Series 2015A(a) 11/01/40	1.875%	5,000,000	5,046,650
Total			15,487,902
WASHINGTON 3.9%
Energy Northwest Refunding Revenue Bonds Project 1 Series 2012B 07/01/17	5.000%	30,220,000	32,456,884
Wind Project Series 2014 07/01/16	5.000%	1,000,000	1,031,130
07/01/17	5.000%	1,000,000	1,070,540
07/01/18	5.000%	1,425,000	1,573,556
Snohomish County School District No. 15 Edmonds Unlimited General Obligation Refunding Bonds Series 2012 12/01/17	4.000%	2,000,000	2,134,980
State of Washington Certificate of Participation State & Local Agency Personal Property Series 2014B 07/01/18	5.000%	5,000,000	5,540,850
Revenue Bonds 520 Corridor Program Senior Series 2013 09/01/16	5.000%	2,000,000	2,076,180
Senior Series 2013C 09/01/19	5.000%	2,000,000	2,284,040
Unlimited General Obligation Bonds Motor Vehicle Fuel Tax Series 2014E 02/01/18	5.000%	4,410,000	4,836,844

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Various Purpose Series 2013D 02/01/18	5.000%	2,810,000	3,081,980
Unlimited General Obligation Refunding Bonds Series 2010A 01/01/19	5.000%	5,780,000	6,518,800
Various Purpose Series 2009R 01/01/18	5.000%	4,940,000	5,402,137
Washington State Housing Finance Commission Revenue Bonds Series 2010A (GNMA/FNMA/FHLMC) 10/01/28	4.700%	605,000	640,985
Total			68,648,906
WEST VIRGINIA 0.2%
West Virginia Economic Development Authority Revenue Bonds Appalachian Power Co.-Amos Project Series 2011A AMT(b) 01/01/41	2.250%	3,750,000	3,779,250
WISCONSIN — %
University of Wisconsin Hospitals & Clinics Authority (The) Revenue Bonds Series 2013A 04/01/16	4.000%	185,000	187,930
WYOMING 0.3%
County of Sweetwater Revenue Bonds Series 2013 12/15/15	5.000%	2,000,000	2,011,236
12/15/16	5.000%	2,500,000	2,613,375
Total			4,624,611
Total Municipal Bonds (Cost: $1,349,066,856)			1,356,754,479

Floating Rate Notes 1.0%

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
CALIFORNIA 0.5%
JPMorgan Chase Putters/Drivers Trust(d)(e) Unlimited General Obligation Bonds VRDN Series 2010-3797Z 08/01/16	0.230%	4,545,000	4,545,000
VRDN Series 2010-3801Z 08/01/18	0.230%	4,850,000	4,850,000
Total			9,395,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Floating Rate Notes (continued)

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
FLORIDA 0.1%
JEA Water & Sewer System Revenue Bonds VRDN Subordinated Series 2008A-1 (U.S Bank)(e)(f) 10/01/38	0.010%	1,030,000	1,030,000
NEW YORK 0.4%
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds Future Tax Secured
VRDN Subordinated Series 2015 (JPMorgan Chase Bank)(e)(f) 02/01/45	0.010%	6,250,000	6,250,000
Total Floating Rate Notes (Cost: $16,675,000)			16,675,000

Municipal Short Term 21.4%

ALABAMA 0.2%
Industrial Development Board of the City of Mobile Revenue Bonds Alabama Power Co.-Barry Plant VRDN Series 2015 07/15/34	1.570%	3,250,000	3,280,095
CALIFORNIA 0.6%
California Pollution Control Financing Authority Revenue Bonds Republic Services, Inc. VRDN Series 2010B 08/01/24	0.450%	3,000,000	3,000,000
Lake Elsinore School District Revenue Notes TRAN Series 2015A 06/30/16	0.880%	5,715,000	5,757,234
Monterey Peninsula Unified School District Unlimited General Obligation Bonds BAN Series 2012 11/01/15	(1.520%)	1,700,000	1,700,190
Total			10,457,424
CONNECTICUT 1.1%
City of New Britain Unlimited General Obligation Notes BAN Series 2015 03/25/16	0.410%	10,000,000	10,083,700
Town of Hamden Unlimited General Obligation Notes Series 2015 (BAN) 08/18/16	0.590%	10,000,000	10,191,600
Total			20,275,300

Municipal Short Term (continued)

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
KENTUCKY 1.5%
City of Pikeville Revenue Bonds Pikeville College of Optometry BAN Series 2015 08/01/17	1.950%	15,000,000	15,270,450
Kentucky Economic Development Finance Authority Refunding Revenue Bonds Republic Services, Inc. Project Series 2010B(e) 04/01/31	0.500%	5,000,000	5,000,000
Kentucky Public Transportation Infrastructure Authority Revenue Bonds Downtown Crossing Project BAN Subordinated Series 2013 07/01/17	1.030%	5,550,000	5,913,692
Total			26,184,142
MASSACHUSETTS 0.6%
City of Fall River Limited General Obligation Notes BAN Series 2015 02/12/16	0.330%	5,601,148	5,619,632
Southwick-Tolland Regional School District Limited General Obligation Notes Series 2015 (BAN) 04/29/16	0.450%	5,250,000	5,277,352
Total			10,896,984
NEW JERSEY 1.0%
City of Newark Refunding General Obligation Unlimited Notes Series 2014D 12/08/15	0.730%	1,316,000	1,317,397
Refunding Unlimited General Obligation Notes Series 2014F 12/08/15	0.830%	1,000,000	1,000,952
Unlimited General Obligation Notes TAN Series 2015A 02/19/16	1.610%	5,000,000	5,001,900
City of Paterson Unlimited General Obligation Notes BAN Series 2015 12/15/15	3.690%	10,000,000	10,015,308
Total			17,335,557
NEW YORK 15.6%
Binghamton City School District Unlimited General Obligation Notes TAN Series 2015 01/28/16	0.290%	11,000,000	11,019,030

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Short Term (continued)

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Board of Cooperative Educational Services for the Sole Supervisory District Revenue Notes Series 2015 06/24/16	0.720%	6,500,000	6,553,495
City of Rome Limited General Obligation Notes Series 2015C (BAN) 06/30/16	0.930%	14,100,000	14,106,486
Series 2015D (BAN) 06/30/16	1.090%	4,250,000	4,257,990
County of Monroe Limited General Obligation Notes BAN Series 2015 06/30/16	0.600%	10,835,000	10,899,577
County of Nassau Limited General Obligation Notes RAN Series 2015A 03/15/16	0.350%	17,000,000	17,104,720
Haverstraw-Stony Point Central School District Unlimited General Obligation Notes BAN Series 2015 06/24/16	0.450%	6,140,000	6,191,453
Hempstead Union Free School District Unlimited General Obligation Notes Series 2015 (TAN) 06/24/16	0.890%	15,000,000	15,106,950
Jamestown City School District Unlimited General Obligation Notes BAN Series 2015 06/23/16	0.680%	13,850,000	13,967,309
06/23/16	0.760%	23,390,000	23,575,717
Lewiston-Porter Central School District Unlimited General Obligation Notes BAN Series 2015 07/21/16	0.750%	24,005,000	24,220,325
Liverpool Central School District Unlimited General Obligation Notes RAN Series 2015A 07/07/16	0.610%	5,000,000	5,030,450
Mount Markham Central School District Unlimited General Obligation Notes BAN Series 2015 06/28/16	0.710%	4,750,000	4,790,328
Niagara Falls City School District Unlimited General Obligation Notes BAN Series 2015 06/23/16	0.590%	20,109,094	20,291,081
Orange & Ulster Counties Board Coop Educational Services Sole Supervisory District Revenue Notes Series 2015A (RAN) 01/28/16	0.580%	5,000,000	5,005,150

Municipal Short Term (continued)

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Pine Valley Central School District Unlimited General Obligation Notes Series 2015 (BAN) 09/29/16	1.030%	10,435,530	10,526,737
Salmon River Central School District Unlimited General Obligation Notes RAN Series 2015 06/17/16	0.680%	9,000,000	9,060,480
Schenectady City School District Unlimited General Obligation Notes BAN Series 2015 07/08/16	0.280%	15,000,000	15,176,850
Shoreham-Wading River Central School District Unlimited General Obligation Notes Series 2015 (TAN) 06/28/16	0.990%	4,000,000	4,026,560
Town of Oyster Bay Limited General Obligation Notes BAN Series 2015B 07/08/16	0.910%	16,200,000	16,265,286
TAN Series 2015 03/25/16	0.910%	9,500,000	9,522,325
Utica School District Unlimited General Obligation Notes BAN Series 2015 07/22/16	1.240%	20,000,000	20,108,400
Village of Arcade Limited General Obligation Notes Series 2015 (BAN) 08/18/16	0.890%	4,675,000	4,716,093
Weedsport Central School District Unlimited General Obligation Notes BAN Series 2015 07/15/16	0.590%	4,850,000	4,881,185
Total			276,403,977
OHIO 0.5%
State of Ohio Refunding Revenue Bonds Republic Services, Inc. Project Series 2010(e) 11/01/35	0.430%	9,000,000	9,000,000
PENNSYLVANIA 0.3%
Clarion County Industrial Development Authority Revenue Bonds Student Housing BAN Series 2014 05/01/16	0.990%	5,000,000	5,001,600
Total Municipal Short Term (Cost: $378,459,661)			378,835,079

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Money Market Funds 2.7%

	Shares	Value ($)
JPMorgan Tax-Free Money Market Fund, Agency Shares, 0.010%(g)	48,540,949	48,540,949
Total Money Market Funds (Cost: $48,540,949)		48,540,949
Total Investments (Cost: $1,792,742,466)		1,800,805,507
Other Assets & Liabilities, Net		(27,813,233)
Net Assets		1,772,992,274

Notes to Portfolio of Investments

(a)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(b)  Income from this security may be subject to alternative minimum tax.

(c)  Zero coupon bond.

(d)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At October 31, 2015, the value of these securities amounted to $11,414,300 or 0.64% of net assets.

(e)  Variable rate security.

(f)  The Fund is entitled to receive principal and interest from the guarantor after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(g)  The rate shown is the seven-day current annualized yield at October 31, 2015.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

BAN  Bond Anticipation Note

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

NPFGC  National Public Finance Guarantee Corporation

RAN  Revenue Anticipation Note

TAN  Tax Anticipation Note

TRAN  Tax & Revenue Anticipation Note

VRDN  Variable Rate Demand Note

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	1,356,754,479	—	1,356,754,479
Floating Rate Notes	—	16,675,000	—	16,675,000
Municipal Short Term	—	378,835,079	—	378,835,079
Money Market Funds	48,540,949	—	—	48,540,949
Total Investments	48,540,949	1,752,264,558	—	1,800,805,507

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2015 (Unaudited)

Assets
Investments, at value
(identified cost $1,792,742,466)	$1,800,805,507
Receivable for:
Investments sold	2,471,047
Capital shares sold	1,351,208
Interest	19,220,548
Expense reimbursement due from Investment Manager	8,241
Prepaid expenses	7,882
Total assets	1,823,864,433
Liabilities
Payable for:
Investments purchased	15,192,970
Investments purchased on a delayed delivery basis	32,449,183
Capital shares purchased	1,538,558
Dividend distributions to shareholders	1,171,607
Investment management fees	20,481
Distribution and/or service fees	1,447
Transfer agent fees	309,026
Compensation of board members	141,737
Other expenses	47,150
Total liabilities	50,872,159
Net assets applicable to outstanding capital stock	$1,772,992,274
Represented by
Paid-in capital	$1,764,387,508
Undistributed net investment income	1,684,725
Accumulated net realized loss	(1,143,000)
Unrealized appreciation (depreciation) on:
Investments	8,063,041
Total — representing net assets applicable to outstanding capital stock	$1,772,992,274

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2015 (Unaudited)

Class A
Net assets	$131,435,483
Shares outstanding	12,614,189
Net asset value per share	$10.42
Maximum offering price per share(a)	$10.53
Class B
Net assets	$135,740
Shares outstanding	13,030
Net asset value per share	$10.42
Class C
Net assets	$19,822,286
Shares outstanding	1,902,250
Net asset value per share	$10.42
Class R4
Net assets	$655,818
Shares outstanding	62,939
Net asset value per share	$10.42
Class R5
Net assets	$17,155,334
Shares outstanding	1,646,797
Net asset value per share	$10.42
Class Z
Net assets	$1,603,787,613
Shares outstanding	153,893,049
Net asset value per share	$10.42

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 1.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2015 (Unaudited)

Net investment income
Income:
Dividends	$1,063
Interest	12,906,209
Total income	12,907,272
Expenses:
Investment management fees	3,963,406
Distribution and/or service fees
Class A	164,409
Class B	657
Class C	102,772
Transfer agent fees
Class A	137,683
Class B	138
Class C	21,505
Class R4	762
Class R5	5,131
Class Z	1,786,814
Compensation of board members	6,584
Custodian fees	6,760
Printing and postage fees	19,382
Registration fees	79,883
Audit fees	12,023
Legal fees	10,686
Other	15,583
Total expenses	6,334,178
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,608,515)
Expense reductions	(20)
Total net expenses	4,725,643
Net investment income	8,181,629
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(5,842)
Net realized loss	(5,842)
Net change in unrealized appreciation (depreciation) on:
Investments	1,152,620
Net change in unrealized appreciation	1,152,620
Net realized and unrealized gain	1,146,778
Net increase in net assets resulting from operations	$9,328,407

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Operations
Net investment income	$8,181,629	$20,560,067
Net realized gain (loss)	(5,842)	305,753
Net change in unrealized appreciation (depreciation)	1,152,620	(11,444,000)
Net increase in net assets resulting from operations	9,328,407	9,421,820
Distributions to shareholders
Net investment income
Class A	(462,203)	(1,205,953)
Class B	(2)	(55)
Class C	(304)	(10,293)
Class R4	(3,481)	(1,992)
Class R5	(108,338)	(250,660)
Class Z	(8,148,601)	(19,125,663)
Total distributions to shareholders	(8,722,929)	(20,594,616)
Decrease in net assets from capital stock activity	(95,040,829)	(157,962,302)
Total decrease in net assets	(94,435,351)	(169,135,098)
Net assets at beginning of period	1,867,427,625	2,036,562,723
Net assets at end of period	$1,772,992,274	$1,867,427,625
Undistributed net investment income	$1,684,725	$2,226,025

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	1,766,284	18,371,945	4,800,943	50,219,992
Distributions reinvested	36,316	377,770	80,067	837,472
Redemptions	(1,754,231)	(18,249,899)	(8,140,884)	(85,145,912)
Net increase (decrease)	48,369	499,816	(3,259,874)	(34,088,448)
Class B shares
Subscriptions	961	10,002	3	44
Distributions reinvested	—	—	1	3
Redemptions(a)	—	—	(162)	(1,696)
Net increase (decrease)	961	10,002	(158)	(1,649)
Class C shares
Subscriptions	253,912	2,638,783	987,898	10,337,603
Distributions reinvested	15	158	513	5,373
Redemptions	(384,986)	(4,004,763)	(1,286,309)	(13,455,885)
Net decrease	(131,059)	(1,365,822)	(297,898)	(3,112,909)
Class R4 shares
Subscriptions	38,513	400,196	51,079	534,275
Distributions reinvested	330	3,431	181	1,888
Redemptions	(30,421)	(316,707)	(4,814)	(50,294)
Net increase	8,422	86,920	46,446	485,869
Class R5 shares
Subscriptions	964,797	10,027,162	1,065,038	11,142,196
Distributions reinvested	10,409	108,280	23,955	250,543
Redemptions	(771,031)	(8,032,649)	(1,858,884)	(19,429,265)
Net increase (decrease)	204,175	2,102,793	(769,891)	(8,036,526)
Class Z shares
Subscriptions	30,980,716	322,403,364	59,806,951	625,714,831
Distributions reinvested	46,210	480,765	123,155	1,288,390
Redemptions	(40,297,445)	(419,258,667)	(70,778,267)	(740,211,860)
Net decrease	(9,270,519)	(96,374,538)	(10,848,161)	(113,208,639)
Total net decrease	(9,139,651)	(95,040,829)	(15,129,536)	(157,962,302)

(a)   Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$10.42		$10.48		$10.54		$10.55		$10.54		$10.47		$10.55
Income from investment operations:
Net investment income	0.03		0.08		0.10		0.11		0.01		0.16		0.16
Net realized and unrealized gain (loss)	0.01		(0.06)		(0.06)		(0.01)		0.01		0.06		(0.08)
Total from investment operations	0.04		0.02		0.04		0.10		0.02		0.22		0.08
Less distributions to shareholders:
Net investment income	(0.04)		(0.08)		(0.10)		(0.11)		(0.01)		(0.15)		(0.16)
Total distributions to shareholders	(0.04)		(0.08)		(0.10)		(0.11)		(0.01)		(0.15)		(0.16)
Net asset value, end of period	$10.42		$10.42		$10.48		$10.54		$10.55		$10.54		$10.47
Total return	0.35%		0.22%		0.37%		0.96%		0.19%		2.12%		0.75%
Ratios to average net assets(b)
Total gross expenses	0.90	%(c)	0.89%		0.89%		0.89%		0.88	%(c)	0.90%		0.78	%(d)
Total net expenses(e)	0.73	%(c)(f)	0.73	%(f)	0.73	%(f)	0.73	%(f)	0.72	%(c)	0.73	%(f)	0.75	%(d)(f)
Net investment income	0.65	%(c)	0.79%		0.94%		1.05%		1.17	%(c)	1.54%		1.50%
Supplemental data
Net assets, end of period (in thousands)	$131,435		$130,876		$165,777		$185,205		$209,557		$216,298		$281,009
Portfolio turnover	19%		28%		31%		37%		2%		39%		38%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,							Year Ended March 31,
Class B	(Unaudited)		2015		2014		2013	2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$10.42		$10.47		$10.54		$10.55	$10.54		$10.47		$10.55
Income from investment operations:
Net investment income (loss)	(0.01)		0.00	(b)	0.02		0.03	0.00	(b)	0.08		0.08
Net realized and unrealized gain (loss)	0.01		(0.05)		(0.07)		(0.01)	0.01		0.06		(0.08)
Total from investment operations	—		(0.05)		(0.05)		0.02	0.01		0.14		—
Less distributions to shareholders:
Net investment income	(0.00	)(b)	(0.00	)(b)	(0.02)		(0.03)	(0.00	)(b)	(0.07)		(0.08)
Total distributions to shareholders	(0.00	)(b)	(0.00	)(b)	(0.02)		(0.03)	(0.00	)(b)	(0.07)		(0.08)
Net asset value, end of period	$10.42		$10.42		$10.47		$10.54	$10.55		$10.54		$10.47
Total return	0.00	%(b)	(0.43%)		(0.47%)		0.20%	0.12%		1.35%		0.00	%(b)
Ratios to average net assets(c)
Total gross expenses	1.65	%(d)	1.64%		1.64%		1.64%	1.63	%(d)	1.63%		1.53	%(e)
Total net expenses(f)	1.48	%(d)(g)	1.48	%(g)	1.48	%(g)	1.48%	1.47	%(d)	1.48	%(g)	1.50	%(e)(g)
Net investment income (loss)	(0.10	%)(d)	0.04%		0.19%		0.30%	0.41	%(d)	0.79%		0.76%
Supplemental data
Net assets, end of period (in thousands)	$136		$126		$128		$169	$243		$243		$325
Portfolio turnover	19%		28%		31%		37%	2%		39%		38%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$10.42		$10.48		$10.54		$10.55		$10.54		$10.47		$10.55
Income from investment operations:
Net investment income (loss)	(0.01)		0.00	(b)	0.02		0.03		0.00	(b)	0.08		0.08
Net realized and unrealized gain (loss)	0.01		(0.06)		(0.06)		(0.01)		0.01		0.06		(0.08)
Total from investment operations	—		(0.06)		(0.04)		0.02		0.01		0.14		—
Less distributions to shareholders:
Net investment income	(0.00	)(b)	(0.00	)(b)	(0.02)		(0.03)		(0.00	)(b)	(0.07)		(0.08)
Total distributions to shareholders	(0.00	)(b)	(0.00	)(b)	(0.02)		(0.03)		(0.00	)(b)	(0.07)		(0.08)
Net asset value, end of period	$10.42		$10.42		$10.48		$10.54		$10.55		$10.54		$10.47
Total return	0.00	%(b)	(0.53%)		(0.38%)		0.20%		0.12%		1.35%		0.00	%(b)
Ratios to average net assets(c)
Total gross expenses	1.65	%(d)	1.64%		1.64%		1.64%		1.63	%(d)	1.64%		1.53	%(e)
Total net expenses(f)	1.48	%(d)(g)	1.48	%(g)	1.48	%(g)	1.48	%(g)	1.47	%(d)	1.48	%(g)	1.50	%(e)(g)
Net investment income (loss)	(0.10	%)(d)	0.04%		0.19%		0.30%		0.42	%(d)	0.79%		0.75%
Supplemental data
Net assets, end of period (in thousands)	$19,822		$21,184		$24,424		$27,730		$32,953		$33,176		$40,603
Portfolio turnover	19%		28%		31%		37%		2%		39%		38%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.41		$10.47		$10.54		$10.54
Income from investment operations:
Net investment income	0.05		0.11		0.13		0.02
Net realized and unrealized gain (loss)	0.01		(0.06)		(0.08)		(0.01)
Total from investment operations	0.06		0.05		0.05		0.01
Less distributions to shareholders:
Net investment income	(0.05)		(0.11)		(0.12)		(0.01)
Total distributions to shareholders	(0.05)		(0.11)		(0.12)		(0.01)
Net asset value, end of period	$10.42		$10.41		$10.47		$10.54
Total return	0.58%		0.47%		0.53%		0.14%
Ratios to average net assets(b)
Total gross expenses	0.65	%(c)	0.65%		0.64%		0.66	%(c)
Total net expenses(d)	0.48	%(c)(e)	0.48	%(e)	0.48	%(e)	0.48	%(c)
Net investment income	0.90	%(c)	1.04%		1.19%		1.32	%(c)
Supplemental data
Net assets, end of period (in thousands)	$656		$568		$85		$2,044
Portfolio turnover	19%		28%		31%		37%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$10.41		$10.47	$10.54	$10.55
Income from investment operations:
Net investment income	0.05		0.12	0.14	0.07
Net realized and unrealized gain (loss)	0.02		(0.06)	(0.07)	(0.01)
Total from investment operations	0.07		0.06	0.07	0.06
Less distributions to shareholders:
Net investment income	(0.06)		(0.12)	(0.14)	(0.07)
Total distributions to shareholders	(0.06)		(0.12)	(0.14)	(0.07)
Net asset value, end of period	$10.42		$10.41	$10.47	$10.54
Total return	0.63%		0.57%	0.67%	0.54%
Ratios to average net assets(b)
Total gross expenses	0.49	%(c)	0.49%	0.48%	0.48	%(c)
Total net expenses(d)	0.37	%(c)	0.38%	0.37%	0.39	%(c)
Net investment income	1.00	%(c)	1.14%	1.31%	1.40	%(c)
Supplemental data
Net assets, end of period (in thousands)	$17,155		$15,024	$23,173	$522
Portfolio turnover	19%		28%	31%	37%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$10.42		$10.48		$10.54		$10.55		$10.54		$10.47		$10.55
Income from investment operations:
Net investment income	0.05		0.11		0.13		0.14		0.01		0.19		0.18
Net realized and unrealized gain (loss)	0.00	(b)	(0.06)		(0.06)		(0.01)		0.01		0.06		(0.07)
Total from investment operations	0.05		0.05		0.07		0.13		0.02		0.25		0.11
Less distributions to shareholders:
Net investment income	(0.05)		(0.11)		(0.13)		(0.14)		(0.01)		(0.18)		(0.19)
Total distributions to shareholders	(0.05)		(0.11)		(0.13)		(0.14)		(0.01)		(0.18)		(0.19)
Net asset value, end of period	$10.42		$10.42		$10.48		$10.54		$10.55		$10.54		$10.47
Total return	0.48%		0.47%		0.62%		1.21%		0.21%		2.37%		1.00%
Ratios to average net assets(c)
Total gross expenses	0.65	%(d)	0.64%		0.64%		0.64%		0.63	%(d)	0.63%		0.53	%(e)
Total net expenses(f)	0.48	%(d)(g)	0.48	%(g)	0.48	%(g)	0.48	%(g)	0.47	%(d)	0.48	%(g)	0.50	%(e)(g)
Net investment income	0.90	%(d)	1.04%		1.19%		1.30%		1.41	%(d)	1.77%		1.75%
Supplemental data
Net assets, end of period (in thousands)	$1,603,788		$1,699,650		$1,822,976		$1,829,096		$1,986,836		$2,040,417		$1,703,560
Portfolio turnover	19%		28%		31%		37%		2%		39%		38%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2015 (Unaudited)

Note 1. Organization

Columbia Short Term Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 1.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase. Redemptions of Class A shares purchased prior to February 19, 2015, without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase, are subject to a CDSC of 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase.

Class B shares are not subject to sales charges and will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective September 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.43% to 0.28% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2015 was 0.42% of the Fund's average daily net assets.

Prior to September 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from May 1, 2015 through August 31, 2015, the investment advisory services fee paid to the Investment Manager was $2,278,923, and the administrative services fee paid to the Investment Manager was $407,596.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended October 31, 2015, other expenses paid by the Fund to this company were $1,829.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transactions with Affiliated Funds

For the six months ended October 31, 2015, the Fund engaged in purchase and/or sale transactions with funds that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $15,189,450.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended October 31, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.21%
Class B	0.21
Class C	0.21
Class R4	0.21
Class R5	0.05
Class Z	0.21

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2015, these minimum account balance fees reduced total expenses of the Fund by $20.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $13,471 for Class A, $0 for Class B, and $67 for Class C shares for the six months ended October 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	September 1, 2015 through August 31, 2016	Prior to September 1, 2015
Class A	0.72%	0.73%
Class B	1.47	1.48
Class C	1.47	1.48
Class R4	0.47	0.48
Class R5	0.36	0.38
Class Z	0.47	0.48

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2015, the cost of investments for federal income tax purposes was approximately $1,792,742,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$9,362,000
Unrealized depreciation	(1,298,000)
Net unrealized appreciation	$8,064,000

The following capital loss carry forwards, determined as of April 30, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2018	602,849
No expiration — long-term	534,309
Total	1,137,158

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements.

However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $290,782,414 and $456,079,004, respectively, for the six months ended October 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended October 31, 2015.

Note 7. Significant Risks

Shareholder Concentration Risk

At October 31, 2015, one unaffiliated shareholder of record owned 85.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Municipal Securities Risk

Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state's (state and its instrumentalities') financial, economic or other condition and prospects.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 6 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Short Term Municipal Bond Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer's organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2015

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015

Columbia Short Term Municipal Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR223_04_E01_(12/15)

SEMIANNUAL REPORT

October 31, 2015

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $471 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of September 30, 2015. Source: Ameriprise Q3 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of September 30, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	17
Statement of Operations	19
Statement of Changes in Net Assets	20
Financial Highlights	22
Notes to Financial Statements	28
Approval of Investment Management Services Agreement	35
Important Information About This Report	37

Semiannual Report 2015

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia AMT-Free California Intermediate Muni Bond Fund (the Fund) Class A shares returned 1.42% excluding sales charges for the six-month period that ended October 31, 2015. Class Z shares of the Fund returned 1.55% for the same six months.

■  During the same time period, the Barclays California 3-15 Year Blend Municipal Bond Index returned 1.83% and the Barclays 3-15 Year Blend Municipal Bond Index, which is national in scope, returned 1.72%.

Average Annual Total Returns (%) (for period ended October 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	09/09/02
Excluding sales charges		1.42	2.01	3.94	4.27
Including sales charges		-1.58	-1.07	3.31	3.96
Class B	08/29/02
Excluding sales charges		0.95	1.16	3.15	3.48
Including sales charges		-2.05	-1.82	3.15	3.48
Class C	09/11/02
Excluding sales charges		1.04	1.16	3.14	3.47
Including sales charges		0.04	0.16	3.14	3.47
Class R4*	03/19/13	1.65	2.26	4.20	4.52
Class R5*	11/08/12	1.60	2.26	4.24	4.54
Class Z	08/19/02	1.55	2.17	4.18	4.51
Barclays California 3-15 Year Blend Municipal Bond Index		1.83	2.70	4.44	4.93
Barclays 3-15 Year Blend Municipal Bond Index		1.72	2.64	3.91	4.70

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. The maximum applicable sales charge was reduced from 3.25% to 3.00% on Class A share purchases made on or after February 19, 2015. Class A returns (including sales charges) for all periods reflect the current maximum applicable sales charge of 3.00%.Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays California 3-15 Year Blend Municipal Bond Index tracks investment-grade bonds issued from the state of California and its municipalities.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
3

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Brian McGreevy

Paul Fuchs, CFA

Quality Breakdown (%) (at October 31, 2015)
AAA rating	0.9
AA rating	41.9
A rating	38.5
BBB rating	12.7
BB rating	0.8
Not rated	5.2
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Semiannual Report 2015
4

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2015 – October 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,014.20	1,021.30	3.73	3.74	0.74
Class B	1,000.00	1,000.00	1,009.50	1,017.55	7.49	7.52	1.49
Class C	1,000.00	1,000.00	1,010.40	1,017.55	7.49	7.52	1.49
Class R4	1,000.00	1,000.00	1,016.50	1,022.55	2.47	2.48	0.49
Class R5	1,000.00	1,000.00	1,016.00	1,023.00	2.02	2.02	0.40
Class Z	1,000.00	1,000.00	1,015.50	1,022.55	2.47	2.48	0.49

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
5

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 89.6%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
AIRPORT 4.3%
City of Los Angeles Department of Airports Subordinated Refunding Revenue Bonds Series 2015C 05/15/29	5.000%	2,410,000	2,871,250
City of San Jose Airport Refunding Revenue Bonds Series 2014B 03/01/27	5.000%	2,000,000	2,355,740
Series 2014C 03/01/30	5.000%	2,500,000	2,866,250
Revenue Bonds Series 2007B (AMBAC) 03/01/22	5.000%	1,000,000	1,053,980
County of Orange Airport Revenue Bonds Series 2009A 07/01/25	5.250%	1,500,000	1,693,635
County of Sacramento Airport System Revenue Bonds Senior Series 2008A (AGM) 07/01/23	5.000%	1,000,000	1,102,070
San Diego County Regional Airport Authority Revenue Bonds Subordinated Series 2010A 07/01/24	5.000%	1,000,000	1,159,710
San Francisco City & County Airports Commission-San Francisco International Airport Refunding Revenue Bonds 2nd Series 2009C (AGM) 05/01/18	5.000%	1,825,000	2,022,739
Revenue Bonds Series 2011G 05/01/26	5.250%	2,000,000	2,388,120
Total			17,513,494
HEALTH SERVICES 0.3%
California Municipal Finance Authority Refunding Revenue Bonds Harbor Regional Center Project Series 2015 11/01/32	5.000%	1,120,000	1,251,734
HIGHER EDUCATION 4.2%
California Educational Facilities Authority Revenue Bonds California Lutheran University Series 2008 10/01/21	5.250%	1,500,000	1,640,130
Chapman University Series 2015 04/01/26	5.000%	1,000,000	1,195,680

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pitzer College Series 2009 04/01/19	5.000%	1,610,000	1,820,153
University of Southern California Series 2009C 10/01/24	5.250%	3,000,000	3,826,590
California Municipal Finance Authority Refunding Revenue Bonds Azusa Pacific University Series 2015B 04/01/25	5.000%	395,000	453,108
04/01/26	5.000%	1,000,000	1,134,050
Revenue Bonds Biola University Series 2013 10/01/24	5.000%	505,000	579,447
10/01/28	5.000%	840,000	933,215
California State Public Works Board Refunding Revenue Bonds California State University Series 2006A (NPFGC) 10/01/16	5.000%	1,000,000	1,043,400
California State University Revenue Bonds Systemwide Series 2009A 11/01/22	5.250%	2,500,000	2,863,875
California Statewide Communities Development Authority Revenue Bonds California Baptist University Series 2014A 11/01/23	5.125%	715,000	759,309
Lancer Plaza Project Series 2013 11/01/23	5.125%	840,000	871,811
Total			17,120,768
HOSPITAL 7.9%
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Sharp Healthcare Series 2011A 08/01/24	5.250%	2,750,000	3,203,915
California Health Facilities Financing Authority Refunding Revenue Bonds El Camino Hospital Series 2015A 02/01/27	5.000%	1,500,000	1,766,610
Marshall Medical Center Series 2015 11/01/23	5.000%	325,000	383,984

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sutter Health Obligation Group Series 2011D 08/15/26	5.000%	2,250,000	2,620,058
Revenue Bonds Catholic Healthcare West Series 2009A 07/01/29	6.000%	1,250,000	1,450,000
Series 2009E 07/01/25	5.625%	1,500,000	1,729,920
Children's Hospital of Orange County Series 2009 11/01/21	6.000%	2,000,000	2,367,460
City of Hope Obligation Group Series 2012A 11/15/21	5.000%	600,000	710,208
Lucile Salter Packard Children's Hospital Series 2014 08/15/28	5.000%	300,000	355,473
Providence Health & Services Series 2014A 10/01/30	5.000%	1,500,000	1,747,245
California Municipal Finance Authority Refunding Revenue Bonds Community Medical Centers Series 2015A 02/01/27	5.000%	1,200,000	1,370,196
California Statewide Communities Development Authority Refunding Revenue Bonds Huntington Memorial Hospital Series 2014B 07/01/33	5.000%	2,300,000	2,570,549
Revenue Bonds Henry Mayo Newhall Memorial Series 2014A (AGM) 10/01/27	5.000%	1,000,000	1,144,950
John Muir Health Series 2006A 08/15/17	5.000%	3,000,000	3,110,010
Kaiser Permanente Series 2009A 04/01/19	5.000%	2,000,000	2,276,980
Loma Linda University Medical Center Series 2014 12/01/34	5.250%	3,000,000	3,165,030
Sutter Health Series 2011A 08/15/26	5.500%	1,000,000	1,160,140
California Statewide Communities Development Authority(a) Refunding Revenue Bonds Enloe Medical Center Series 2015 08/15/30	5.000%	1,000,000	1,173,220
Total			32,305,948

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
JOINT POWER AUTHORITY 3.5%
M-S-R Public Power Agency Revenue Bonds Subordinated Lien Series 2008L (AGM) 07/01/21	5.000%	2,500,000	2,739,475
Northern California Power Agency Refunding Revenue Bonds Hydroelectric Project No. 1 Series 2008C (AGM) 07/01/22	5.000%	3,000,000	3,311,220
Southern California Public Power Authority Refunding Revenue Bonds Series 2008A 07/01/22	5.000%	2,000,000	2,222,920
Series 2015C 07/01/26	5.000%	5,000,000	6,124,150
Total			14,397,765
LOCAL APPROPRIATION 4.6%
City & County of San Francisco Certificate of Participation Multiple Capital Improvement Projects Series 2009B 04/01/24	5.000%	1,495,000	1,665,280
County of Monterey Certificate of Participation Refinancing Project Series 2009 (AGM) 08/01/17	5.000%	1,000,000	1,076,800
Los Angeles County Public Works Financing Authority Refunding Revenue Bonds Series 2015B 12/01/25	5.000%	1,750,000	2,148,072
Oakland Joint Powers Financing Authority Refunding Revenue Bonds Oakland Administration Buildings Series 2008B (AGM) 08/01/22	5.000%	2,000,000	2,199,600
Pasadena Public Financing Authority Revenue Bonds Rose Bowl Renovation Series 2010A 03/01/26	5.000%	2,500,000	2,856,950
Pico Rivera Public Financing Authority Revenue Bonds Series 2009 09/01/26	5.250%	1,085,000	1,219,139
Riverside Public Financing Authority Refunding Revenue Bonds Series 2012A 11/01/27	5.000%	2,145,000	2,391,418
11/01/28	5.000%	1,155,000	1,279,394

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Mateo Joint Powers Financing Authority Refunding Revenue Bonds Youth Services Campus Series 2008A 07/15/20	5.000%	435,000	479,435
07/15/28	5.250%	2,275,000	2,506,117
Santa Clara County Financing Authority Refunding Revenue Bonds Multiple Facilities Projects Series 2010N 05/15/17	5.000%	1,000,000	1,067,320
Total			18,889,525
LOCAL GENERAL OBLIGATION 8.2%
City of Los Angeles Unlimited General Obligation Bonds Series 2011A 09/01/25	5.000%	3,000,000	3,587,670
Compton Community College District Unlimited General Obligation Refunding Bonds Series 2012 07/01/22	5.000%	2,095,000	2,440,780
Compton Unified School District(b) Unlimited General Obligation Bonds Election of 2002 - Capital Appreciation Series 2006C (AMBAC) 06/01/23	0.000%	2,025,000	1,657,503
06/01/24	0.000%	1,925,000	1,518,305
Culver City School Facilities Financing Authority Revenue Bonds Unified School District Series 2005 (AGM) 08/01/23	5.500%	1,490,000	1,861,964
East Side Union High School District Unlimited General Obligation Refunding Bonds 2012 Crossover Series 2006 (AGM) 09/01/20	5.250%	1,280,000	1,521,050
Long Beach Community College District Unlimited General Obligation Bonds 2008 Election Series 2012B 08/01/23	5.000%	700,000	841,988
Long Beach Unified School District Unlimited General Obligation Bonds Series 2015D-1(b) 08/01/31	0.000%	1,375,000	729,108
Oakland Unified School District/Alameda County Unlimited General Obligation Bonds Series 2015A 08/01/25	5.000%	650,000	766,876

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palomar Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2006 Series 2010B(b) 08/01/22	0.000%	2,140,000	1,847,312
Rancho Santiago Community College District Unlimited General Obligation Refunding Bonds Series 2005 (AGM) 09/01/19	5.250%	1,000,000	1,161,840
Rancho Santiago Community College District(b) Unlimited General Obligation Bonds Capital Appreciation-Election of 2002 Series 2006C (AGM) 09/01/31	0.000%	3,785,000	2,085,308
Rescue Union School District Unlimited General Obligation Bonds Capital Appreciation-Election of 1998 Series 2005 (NPFGC)(b) 09/01/26	0.000%	1,100,000	766,887
San Mateo Foster City School District Revenue Bonds Series 2005 (AGM) 08/15/19	5.500%	2,000,000	2,334,440
Saugus Union School District Unlimited General Obligation Refunding Bonds Series 2006 (NPFGC) 08/01/21	5.250%	2,375,000	2,865,057
Simi Valley School Financing Authority Refunding Revenue Bonds Simi Valley Unified School District Series 2007 08/01/18	5.000%	1,045,000	1,145,884
West Contra Costa Unified School District Unlimited General Obligation Refunding Bonds Series 2011 (AGM) 08/01/23	5.250%	3,000,000	3,595,950
Series 2012 08/01/27	5.000%	2,365,000	2,743,755
Total			33,471,677
MULTI-FAMILY 1.3%
California Municipal Finance Authority Revenue Bonds Bowles Hall Foundation Series 2015A 06/01/35	5.000%	400,000	437,240
Caritas Affordable Housing Senior Series 2014 08/15/30	5.000%	1,000,000	1,131,210

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority Refunding Revenue Bonds University of California Irvine East Campus Apartments Series 2012 05/15/19	5.000%	1,000,000	1,112,350
05/15/20	5.000%	750,000	849,697
Revenue Bonds University of California Irvine East Campus Apartments Series 2008 05/15/17	5.000%	1,500,000	1,589,745
Total			5,120,242
MUNICIPAL POWER 6.1%
City of Riverside Electric Revenue Bonds Series 2008D (AGM) 10/01/23	5.000%	1,000,000	1,111,630
City of Santa Clara Electric Refunding Revenue Bonds Series 2011A 07/01/29	5.375%	1,000,000	1,130,720
City of Vernon Electric System Unrefunded Revenue Bonds Series 2009A 08/01/21	5.125%	2,705,000	2,994,516
Imperial Irrigation District Electric System Refunding Revenue Bonds Series 2008 11/01/21	5.250%	2,500,000	2,803,875
Series 2011D 11/01/22	5.000%	2,860,000	3,340,938
11/01/23	5.000%	1,040,000	1,208,823
Los Angeles Department of Water & Power Revenue Bonds Power System Series 2009B 07/01/23	5.250%	2,000,000	2,302,660
Series 2014D 07/01/33	5.000%	1,700,000	1,976,097
Subordinated Series 2007A-1 (AMBAC) 07/01/19	5.000%	1,000,000	1,075,400
Sacramento Municipal Utility District Revenue Bonds Series 2008U (AGM) 08/15/21	5.000%	1,500,000	1,672,440
State of California Department of Water Resources Revenue Bonds Subordinated Series 2005G-11 05/01/18	5.000%	2,000,000	2,217,760

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tuolumne Wind Project Authority Revenue Bonds Tuolumne Co. Project Series 2009 01/01/22	5.000%	1,000,000	1,115,500
Turlock Irrigation District Refunding Revenue Bonds First Priority Subordinated Series 2014 01/01/30	5.000%	850,000	979,591
01/01/31	5.000%	1,000,000	1,143,430
Total			25,073,380
OTHER BOND ISSUE 0.9%
City of Long Beach Marina System Revenue Bonds Series 2015 05/15/28	5.000%	635,000	722,205
County of San Diego Refunding Revenue Bonds Sanford Burnham Prebys Medical Discovery Group Series 2015(a) 11/01/25	5.000%	350,000	418,309
Long Beach Bond Finance Authority Refunding Revenue Bonds Aquarium of the Pacific Series 2012 11/01/27	5.000%	2,210,000	2,510,693
Total			3,651,207
PORTS 1.5%
Port of Los Angeles Revenue Bonds Series 2009A 08/01/23	5.250%	2,000,000	2,313,600
Port of Oakland Refunding Revenue Bonds Intermediate Lien Series 2007B (NPFGC) 11/01/29	5.000%	1,165,000	1,248,857
San Diego Unified Port District Refunding Revenue Bonds Series 2013A 09/01/27	5.000%	1,000,000	1,155,560
09/01/28	5.000%	1,100,000	1,256,409
Total			5,974,426

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
PREP SCHOOL 1.1%
California School Finance Authority Revenue Bonds KIPP Los Angeles Projects Series 2014A 07/01/34	5.000%	600,000	636,786
California School Finance Authority(c) Revenue Bonds Alliance College-Ready Public Schools Series 2015 07/01/30	5.000%	1,700,000	1,783,623
Green Dot Public School Project Series 2015A 08/01/35	5.000%	1,010,000	1,057,571
KIPP Los Angeles Projects Series 2015A 07/01/35	5.000%	1,000,000	1,064,620
Total			4,542,600
PREPAID GAS 0.6%
M-S-R Energy Authority Revenue Bonds Series 2009B 11/01/29	6.125%	2,000,000	2,564,400
RECREATION 0.5%
Del Mar Race Track Authority Refunding Revenue Bonds Series 2015 10/01/25	5.000%	1,665,000	1,856,109
REFUNDED / ESCROWED 6.6%
Bay Area Toll Authority Prerefunded 04/01/16 Revenue Bonds San Francisco Bay Area Series 2006F (FHLMC/FNMA) 04/01/22	5.000%	1,100,000	1,122,077
California Health Facilities Financing Authority Prerefunded 07/01/16 Revenue Bonds Insured California Nevada-Methodist Series 2006 07/01/26	5.000%	1,000,000	1,031,610
Revenue Bonds Insured Episcopal Home Series 2010B Escrowed to Maturity 02/01/19	5.100%	500,000	537,875
City & County of San Francisco Prerefunded 06/15/20 Unlimited General Obligation Bonds Earthquake Safety Series 2010E 06/15/27	5.000%	3,380,000	3,980,525

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Los Angeles Wastewater System Prerefunded 06/01/19 Revenue Bonds Series 2009A 06/01/25	5.750%	1,110,000	1,300,332
City of Newport Beach Prerefunded 12/01/21 Revenue Bonds Hoag Memorial Hospital Presbyterian Series 2011 12/01/30	5.875%	1,000,000	1,256,630
City of Vernon Electric System Prerefunded 08/01/19 Revenue Bonds Series 2009A 08/01/21	5.125%	1,195,000	1,325,398
City of Vista Prerefunded 05/01/17 Certificate of Participation Community Projects Series 2007 (NPFGC) 05/01/21	4.750%	750,000	798,292
Los Alamitos Unified School District Unlimited General Obligation Bonds School Facilities Improvement BAN Series 2011 Escrowed to Maturity(b) 09/01/16	0.000%	2,000,000	1,995,860
Los Angeles Unified School District Prerefunded 07/01/16 Unlimited General Obligation Bonds Election of 2004 Series 2006G (AMBAC) 07/01/20	5.000%	1,000,000	1,031,890
Sacramento County Sanitation Districts Financing Authority Prerefunded 06/01/16 Revenue Bonds Sacramento Regional County Sanitation Series 2006 (NPFGC) 12/01/17	5.000%	1,000,000	1,028,020
Sacramento Municipal Utility District Prerefunded 07/01/16 Revenue Bonds Cosumnes Project Series 2006 (NPFGC) 07/01/29	5.125%	2,000,000	2,065,440
San Diego Public Facilities Financing Authority Sewer Prerefunded 05/15/19 Revenue Bonds Senior Series 2009B 05/15/25	5.250%	1,500,000	1,726,860
Southern California Public Power Authority Prerefunded 07/01/18 Revenue Bonds Southern Transmission Project Series 2008 07/01/27	6.000%	1,000,000	1,139,050

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of California Prerefunded 12/01/16 Unlimited General Obligation Bonds Various Purpose Series 2007 12/01/26	5.000%	2,000,000	2,100,500
Unlimited General Obligation Bonds Series 2009A Escrowed to Maturity 07/01/18	5.000%	2,320,000	2,581,394
Unrefunded Unlimited General Obligation Bonds Series 2009A Escrowed to Maturity 07/01/18	5.000%	680,000	756,616
University of California Prerefunded 05/15/19 Revenue Bonds Series 2009O 05/15/20	5.000%	1,000,000	1,141,040
Total			26,919,409
RETIREMENT COMMUNITIES 5.4%
ABAG Finance Authority for Nonprofit Corps. Refunding Revenue Bonds Episcopal Senior Communities Series 2011 07/01/24	5.375%	2,795,000	3,146,359
Series 2012 07/01/21	5.000%	1,000,000	1,134,770
Revenue Bonds Odd Fellows Home of California Series 2012-A 04/01/32	5.000%	4,750,000	5,428,538
California Health Facilities Financing Authority Refunding Revenue Bonds Northern California Presbyterian Homes Series 2015 07/01/28	5.000%	310,000	361,268
07/01/29	5.000%	300,000	347,838
California Statewide Communities Development Authority Refunding Revenue Bonds 899 Charleston Project Series 2014A 11/01/19	5.000%	725,000	779,310
American Baptist Homes West Series 2015 10/01/24	5.000%	2,575,000	2,955,791
10/01/26	5.000%	1,000,000	1,140,070
Episcopal Communities and Services Series 2012 05/15/27	5.000%	1,520,000	1,699,132
Revenue Bonds Insured Redwoods Project Series 2013 11/15/28	5.000%	1,000,000	1,184,590

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of La Verne Refunding Certificate of Participation Brethren Hillcrest Homes Series 2014 05/15/24	5.000%	310,000	347,367
05/15/25	5.000%	530,000	590,346
05/15/26	5.000%	700,000	775,166
05/15/29	5.000%	1,135,000	1,234,471
Los Angeles County Regional Financing Authority Revenue Bonds Montecedro, Inc. Project Series 2014A 11/15/34	5.000%	1,000,000	1,132,190
Total			22,257,206
SPECIAL NON PROPERTY TAX 0.9%
Virgin Islands Public Finance Authority(d) Refunding Revenue Bonds Series 2013B 10/01/24	5.000%	1,740,000	1,967,244
Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A 10/01/20	5.000%	1,490,000	1,652,991
Total			3,620,235
SPECIAL PROPERTY TAX 13.0%
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012 09/01/23	5.000%	1,070,000	1,199,684
City of Irvine Refunding Special Assessment Bonds Limited Obligation Reassessment District Series 2015 09/02/25	5.000%	1,300,000	1,551,797
Concord Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Series 2014 (BAM) 03/01/25	5.000%	840,000	1,014,292
County of El Dorado Refunding Special Tax Bonds Community Facilities District No. 92-1 Series 2012 09/01/26	5.000%	630,000	714,262
09/01/27	5.000%	805,000	905,746
Emeryville Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Series 2014A (AGM) 09/01/23	5.000%	2,415,000	2,934,056
09/01/26	5.000%	1,000,000	1,188,920
09/01/27	5.000%	1,000,000	1,170,830

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
09/01/30	5.000%	815,000	933,175
09/01/31	5.000%	590,000	673,591
Fontana Public Finance Authority Tax Allocation Bonds Subordinated Lien-North Fontana Redevelopment Series 2005A (AMBAC) 10/01/20	5.000%	1,515,000	1,520,742
Glendale Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Central Glendale Redevelopment Subordinated Series 2013 (AGM) 12/01/21	5.000%	755,000	896,336
Inglewood Redevelopment Agency Refunding Tax Allocation Bonds Merged Redevelopment Project Series 1998A (AMBAC) 05/01/17	5.250%	1,425,000	1,475,388
Irvine Unified School District Refunding Special Tax Bonds Series 2015 09/01/30	5.000%	2,065,000	2,406,365
09/01/31	5.000%	2,720,000	3,150,386
Jurupa Public Financing Authority Refunding Special Tax Bonds Series 2014A 09/01/29	5.000%	530,000	601,153
09/01/30	5.000%	625,000	703,794
09/01/32	5.000%	625,000	697,712
La Quinta Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Redevelopment Project Subordinated Series 2013A 09/01/30	5.000%	1,500,000	1,659,465
Long Beach Bond Finance Authority Tax Allocation Bonds Industrial Redevelopment Project Areas Series 2002B (AMBAC) 11/01/19	5.500%	1,070,000	1,237,155
Los Angeles Community Facilities District Refunding Special Tax Bonds Playa Vista-Phase 1 Series 2014 09/01/30	5.000%	1,000,000	1,126,070
Los Angeles County Redevelopment Authority Refunding Tax Allocation Bonds Los Angeles Bunker Hill Project Series 2014C (AGM) 12/01/28	5.000%	3,000,000	3,501,060
Oakland Redevelopment Successor Agency Refunding Tax Allocation Bonds Subordinated Series 2013 09/01/22	5.000%	2,000,000	2,372,620

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Poway Unified School District Public Financing Authority Special Tax Refunding Bonds Series 2015B 09/01/26	5.000%	1,000,000	1,177,300
Poway Unified School District Special Tax Bonds Community Facilities District No. 6-4S Ranch Series 2012 09/01/28	5.000%	1,785,000	1,990,846
09/01/29	5.000%	1,205,000	1,338,743
Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Bonds Rancho Redevelopment Project Area Series 2014 09/01/30	5.000%	700,000	807,933
Series 2014 (AGM) 09/01/27	5.000%	2,200,000	2,592,810
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Project Series 2014A 08/01/29	5.000%	225,000	253,314
08/01/30	5.000%	175,000	196,882
San Francisco Redevelopment Projects Series 2009B 08/01/18	5.000%	1,255,000	1,382,345
San Mateo Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Series 2015A 08/01/28	5.000%	1,860,000	2,130,667
08/01/29	5.000%	1,000,000	1,138,050
Semitropic Improvement District Refunding Revenue Bonds Series 2015A 2nd Lien (AGM) 12/01/23	5.000%	300,000	359,775
12/01/24	5.000%	400,000	483,652
Sulphur Springs Union School District Refunding Special Tax Bonds Community Facilities District No. 2002-1-SE Series 2012 09/01/28	5.000%	1,050,000	1,171,086
09/01/29	5.000%	1,180,000	1,310,968
Tustin Community Redevelopment Agency Tax Allocation Bonds MCAS-Tustin Redevelopment Project Area Series 2010 09/01/25	5.000%	1,250,000	1,400,362
Vista Redevelopment Agency Successor Agency Tax Allocation Refunding Bonds Series 2015B1 (AGM) 09/01/24	5.000%	580,000	703,001
09/01/26	5.000%	700,000	839,349
Total			52,911,682

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
STATE APPROPRIATED 5.4%
California State Public Works Board Refunding Revenue Bonds Various Capital Projects Series 2012G 11/01/28	5.000%	1,500,000	1,757,550
Revenue Bonds Department of Corrections and Rehabilitation Series 2014C 10/01/22	5.000%	1,925,000	2,323,013
Series 2015A 06/01/28	5.000%	1,175,000	1,397,427
Department of General Services Series 2006A 04/01/28	5.000%	1,000,000	1,013,800
Various Capital Projects Series 2011A 10/01/20	5.000%	2,000,000	2,347,600
Series 2013I 11/01/28	5.250%	3,000,000	3,595,380
Series 2014E 09/01/30	5.000%	1,500,000	1,741,395
Subordinated Series 2009I-1 11/01/17	5.000%	2,000,000	2,174,480
Subordinated Series 2010A-1 03/01/22	5.250%	2,000,000	2,334,160
Various Correctional Facilities Series 2014A 09/01/31	5.000%	3,000,000	3,460,050
Total			22,144,855
STATE GENERAL OBLIGATION 5.4%
State of California Unlimited General Obligation Bonds Series 2010 11/01/24	5.000%	5,000,000	5,885,300
Various Purpose Series 2009 04/01/26	5.625%	2,000,000	2,309,440
10/01/29	5.250%	1,500,000	1,731,270
Series 2011 10/01/19	5.000%	4,000,000	4,610,880
Unlimited General Obligation Refunding Bonds Series 2007 08/01/18	5.000%	3,750,000	3,962,175
Series 2014 08/01/32	5.000%	3,000,000	3,466,230
Total			21,965,295
TOBACCO 1.1%
Golden State Tobacco Securitization Corp. Asset-Backed Refunding Revenue Bonds Series 2015A 06/01/33	5.000%	4,000,000	4,540,720

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
TURNPIKE / BRIDGE / TOLL ROAD 1.4%
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Subordinated Series 2014B-3 01/15/53	5.500%	3,000,000	3,456,450
Foothill-Eastern Transportation Corridor Agency(b) Refunding Revenue Bonds Series 2015 01/15/33	0.000%	5,000,000	2,180,950
Total			5,637,400
WATER & SEWER 5.4%
City of Fresno Sewer System Revenue Bonds Series 2008A 09/01/23	5.000%	1,000,000	1,111,400
City of Los Angeles Wastewater System Unrefunded Revenue Bonds Series 2009A 06/01/25	5.750%	890,000	1,022,806
City of Tulare Sewer Refunding Revenue Bonds Series 2015 (AGM) 11/15/25	5.000%	700,000	842,919
11/15/26	5.000%	1,000,000	1,200,140
Clovis Public Financing Authority Revenue Bonds Series 2007 (AMBAC) 08/01/21	5.000%	1,000,000	1,066,800
Kern County Water Agency Improvement District No. 4 Certificate of Participation Series 2008A 05/01/22	5.000%	2,020,000	2,212,809
Los Angeles County Sanitation Districts Financing Authority Subordinated Refunding Revenue Bonds Capital Projects - District #14 Series 2015 10/01/24	5.000%	1,050,000	1,298,409
10/01/25	5.000%	1,100,000	1,368,961
Oxnard Financing Authority Revenue Bonds Project Series 2006 06/01/31	5.000%	4,315,000	4,413,425
San Diego Public Facilities Financing Authority Water Refunding Revenue Bonds Series 2010A 08/01/24	5.000%	2,000,000	2,338,780
Semitropic Improvement District Refunding Revenue Bonds Series 2012A 12/01/23	5.000%	2,850,000	3,395,946

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Stockton Public Financing Authority Refunding Revenue Bonds Series 2014 (BAM) 09/01/28	5.000%	1,500,000	1,728,345
Total			22,000,740
Total Municipal Bonds (Cost: $342,221,031)			365,730,817

Floating Rate Notes 2.5%

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
California Infrastructure & Economic Development Bank(e)(f) Refunding Revenue Bonds Los Angeles Museum VRDN Series 2008 (Wells Fargo Bank) 09/01/37	0.010%	900,000	900,000
VRDN Series 2008A (Wells Fargo Bank) 09/01/37	0.010%	500,000	500,000
California Pollution Control Financing Authority(e)(f) Refunding Revenue Bonds Pacific Gas & Electric Co. VRDN Series 1996C (JPMorgan Chase Bank) 11/01/26	0.010%	1,100,000	1,100,000
VRDN Series 1996E (JPMorgan Chase Bank) 11/01/26	0.010%	1,400,000	1,400,000
California Statewide Communities Development Authority Revenue Bonds John Muir Health VRDN Series 2008C (Wells Fargo Bank)(e)(f) 08/15/27	0.010%	2,480,000	2,480,000
Calleguas-Las Virgenes Public Financing Authority Refunding Revenue Bonds Municipal Water District Project VRDN Series 2008A (Wells Fargo Bank)(e)(f) 07/01/37	0.010%	3,000,000	3,000,000

Floating Rate Notes (continued)

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
State of California Unlimited General Obligation Bonds VRDN Series 2003A-1 (JPMorgan Chase Bank)(e)(f) 05/01/33	0.010%	900,000	900,000
Total Floating Rate Notes (Cost: $10,280,000)			10,280,000

Municipal Short Term 3.0%

LOCAL APPROPRIATION 1.0%
Golden Empire Schools Financing Authority Refunding Revenue Bonds Kern High School District Project VRDN Series 2015(e) 05/01/16	0.210%	4,000,000	4,000,000
SPECIAL NON PROPERTY TAX 1.0%
County of Riverside Revenue Notes Series 2015D 10/12/16	0.380%	4,000,000	4,061,440
WATER & SEWER 1.0%
Metropolitan Water District of Southern California Refunding Revenue Bonds VRDN Series 2011A-4(e) 07/01/36	0.390%	4,000,000	3,990,840
Total Municipal Short Term (Cost: $12,064,252)			12,052,280

Total Investments (Cost: $364,565,283)	388,063,097

Other Assets & Liabilities, Net	20,100,930
Net Assets	408,164,027

Notes to Portfolio of Investments

(a)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(b)  Zero coupon bond.

(c)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At October 31, 2015, the value of these securities amounted to $3,905,814 or 0.96% of net assets.

(d)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2015, the value of these securities amounted to $3,620,235 or 0.89% of net assets.

(e)  Variable rate security.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(f)  The Fund is entitled to receive principal and interest from the guarantor after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

BAM  Build America Mutual Assurance Co.

BAN  Bond Anticipation Note

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

NPFGC  National Public Finance Guarantee Corporation

VRDN  Variable Rate Demand Note

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing,

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Fair Value Measurements (continued)

including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	365,730,817	—	365,730,817
Floating Rate Notes	—	10,280,000	—	10,280,000
Municipal Short Term	—	12,052,280	—	12,052,280
Total Investments	—	388,063,097	—	388,063,097

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2015 (Unaudited)

Assets
Investments, at value
(identified cost $364,565,283)	$388,063,097
Cash	17,253,767
Receivable for:
Investments sold	250,000
Capital shares sold	1,759,183
Interest	4,447,201
Expense reimbursement due from Investment Manager	2,228
Prepaid expenses	3,521
Total assets	411,778,997
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	1,585,769
Capital shares purchased	922,520
Dividend distributions to shareholders	940,232
Investment management fees	5,233
Distribution and/or service fees	712
Transfer agent fees	60,194
Compensation of board members	73,962
Other expenses	26,348
Total liabilities	3,614,970
Net assets applicable to outstanding capital stock	$408,164,027
Represented by
Paid-in capital	$387,621,016
Excess of distributions over net investment income	(79,986)
Accumulated net realized loss	(2,874,817)
Unrealized appreciation (depreciation) on:
Investments	23,497,814
Total — representing net assets applicable to outstanding capital stock	$408,164,027

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2015 (Unaudited)

Class A
Net assets	$47,206,340
Shares outstanding	4,493,519
Net asset value per share	$10.51
Maximum offering price per share(a)	$10.84
Class B
Net assets	$10,213
Shares outstanding	972
Net asset value per share(b)	$10.50
Class C
Net assets	$14,264,075
Shares outstanding	1,358,589
Net asset value per share	$10.50
Class R4
Net assets	$2,261,448
Shares outstanding	215,886
Net asset value per share	$10.48
Class R5
Net assets	$2,526,977
Shares outstanding	241,788
Net asset value per share	$10.45
Class Z
Net assets	$341,894,974
Shares outstanding	32,621,224
Net asset value per share	$10.48

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2015 (Unaudited)

Net investment income
Income:
Interest	$6,679,882
Total income	6,679,882
Expenses:
Investment management fees	930,145
Distribution and/or service fees
Class A	57,698
Class B	51
Class C	68,745
Transfer agent fees
Class A	46,259
Class B	9
Class C	13,781
Class R4	1,018
Class R5	552
Class Z	334,975
Compensation of board members	1,813
Custodian fees	1,826
Printing and postage fees	12,213
Registration fees	9,196
Audit fees	12,023
Legal fees	4,666
Other	6,196
Total expenses	1,501,166
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(405,141)
Expense reductions	(20)
Total net expenses	1,096,005
Net investment income	5,583,877
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(494,768)
Net realized loss	(494,768)
Net change in unrealized appreciation (depreciation) on:
Investments	930,325
Net change in unrealized appreciation	930,325
Net realized and unrealized gain	435,557
Net increase in net assets resulting from operations	$6,019,434

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Operations
Net investment income	$5,583,877	$10,000,688
Net realized loss	(494,768)	(1,281)
Net change in unrealized appreciation	930,325	1,515,978
Net increase in net assets resulting from operations	6,019,434	11,515,385
Distributions to shareholders
Net investment income
Class A	(608,832)	(1,074,583)
Class B	(96)	(421)
Class C	(129,593)	(200,400)
Class R4	(14,875)	(12,902)
Class R5	(33,030)	(22,116)
Class Z	(4,825,623)	(8,690,266)
Total distributions to shareholders	(5,612,049)	(10,000,688)
Increase in net assets from capital stock activity	15,661,919	87,667,644
Total increase in net assets	16,069,304	89,182,341
Net assets at beginning of period	392,094,723	302,912,382
Net assets at end of period	$408,164,027	$392,094,723
Excess of distributions over net investment income	$(79,986)	$(51,814)

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	865,721	9,035,228	2,291,743	24,199,329
Distributions reinvested	53,375	557,940	90,286	953,387
Redemptions	(933,597)	(9,731,035)	(1,053,451)	(11,111,547)
Net increase (decrease)	(14,501)	(137,867)	1,328,578	14,041,169
Class B shares
Distributions reinvested	—	—	13	138
Redemptions(a)	—	—	(1,595)	(16,945)
Net decrease	—	—	(1,582)	(16,807)
Class C shares
Subscriptions	205,831	2,147,950	533,207	5,625,853
Distributions reinvested	8,982	93,846	11,379	120,081
Redemptions	(92,099)	(961,197)	(196,967)	(2,076,929)
Net increase	122,714	1,280,599	347,619	3,669,005
Class R4 shares
Subscriptions	204,097	2,129,309	49,334	517,033
Distributions reinvested	1,410	14,728	1,195	12,592
Redemptions	(40,189)	(419,095)	(4,937)	(51,942)
Net increase	165,318	1,724,942	45,592	477,683
Class R5 shares
Subscriptions	77,561	804,018	133,477	1,402,820
Distributions reinvested	3,160	32,878	2,074	21,798
Redemptions	(5,399)	(55,976)	(1,943)	(20,390)
Net increase	75,322	780,920	133,608	1,404,228
Class Z shares
Subscriptions	4,130,328	43,011,050	9,983,716	105,228,613
Distributions reinvested	80,717	841,842	144,640	1,523,915
Redemptions	(3,059,128)	(31,839,567)	(3,672,605)	(38,660,162)
Net increase	1,151,917	12,013,325	6,455,751	68,092,366
Total net increase	1,500,770	15,661,919	8,309,566	87,667,644

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$10.50		$10.42		$10.68		$10.47		$10.37		$9.65		$9.72
Income from investment operations:
Net investment income	0.14		0.29		0.32		0.32		0.03		0.32		0.31
Net realized and unrealized gain (loss)	0.01		0.08		(0.26)		0.21		0.10		0.72		(0.07)
Total from investment operations	0.15		0.37		0.06		0.53		0.13		1.04		0.24
Less distributions to shareholders:
Net investment income	(0.14)		(0.29)		(0.32)		(0.32)		(0.03)		(0.32)		(0.31)
Total distributions to shareholders	(0.14)		(0.29)		(0.32)		(0.32)		(0.03)		(0.32)		(0.31)
Net asset value, end of period	$10.51		$10.50		$10.42		$10.68		$10.47		$10.37		$9.65
Total return	1.42%		3.60%		0.64%		5.12%		1.22%		10.87%		2.48%
Ratios to average net assets(b)
Total gross expenses	0.95	%(c)	0.95%		0.96%		0.96%		1.00	%(c)	1.00%		0.94%
Total net expenses(d)	0.74	%(c)(e)	0.74	%(e)	0.74	%(e)	0.73	%(e)	0.73	%(c)	0.74	%(e)	0.80	%(e)
Net investment income	2.63	%(c)	2.76%		3.10%		3.01%		3.11	%(c)	3.13%		3.14%
Supplemental data
Net assets, end of period (in thousands)	$47,206		$47,317		$33,140		$29,398		$20,180		$18,858		$11,613
Portfolio turnover	8%		6%		12%		8%		0%		9%		26%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,							Year Ended March 31,
Class B	(Unaudited)		2015		2014		2013	2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$10.50		$10.42		$10.68		$10.47	$10.37		$9.64		$9.71
Income from investment operations:
Net investment income	0.10		0.22		0.24		0.24	0.02		0.25		0.24
Net realized and unrealized gain (loss)	0.00	(b)	0.07		(0.26)		0.21	0.10		0.71		(0.07)
Total from investment operations	0.10		0.29		(0.02)		0.45	0.12		0.96		0.17
Less distributions to shareholders:
Net investment income	(0.10)		(0.21)		(0.24)		(0.24)	(0.02)		(0.23)		(0.24)
Total distributions to shareholders	(0.10)		(0.21)		(0.24)		(0.24)	(0.02)		(0.23)		(0.24)
Net asset value, end of period	$10.50		$10.50		$10.42		$10.68	$10.47		$10.37		$9.64
Total return	0.95%		2.82%		(0.11%)		4.34%	1.16%		10.04%		1.72%
Ratios to average net assets(c)
Total gross expenses	1.69	%(d)	1.70%		1.71%		1.70%	1.78	%(d)	1.96%		1.69%
Total net expenses(e)	1.49	%(d)(f)	1.49	%(f)	1.49	%(f)	1.48%	1.48	%(d)	1.56	%(f)	1.55	%(f)
Net investment income	1.88	%(d)	2.04%		2.36%		2.26%	2.38	%(d)	2.53%		2.41%
Supplemental data
Net assets, end of period (in thousands)	$10		$10		$27		$20	$3		$3		$144
Portfolio turnover	8%		6%		12%		8%	0%		9%		26%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$10.49		$10.42		$10.67		$10.47		$10.37		$9.64		$9.72
Income from investment operations:
Net investment income	0.10		0.21		0.24		0.24		0.02		0.24		0.24
Net realized and unrealized gain (loss)	0.01		0.07		(0.25)		0.20		0.10		0.73		(0.08)
Total from investment operations	0.11		0.28		(0.01)		0.44		0.12		0.97		0.16
Less distributions to shareholders:
Net investment income	(0.10)		(0.21)		(0.24)		(0.24)		(0.02)		(0.24)		(0.24)
Total distributions to shareholders	(0.10)		(0.21)		(0.24)		(0.24)		(0.02)		(0.24)		(0.24)
Net asset value, end of period	$10.50		$10.49		$10.42		$10.67		$10.47		$10.37		$9.64
Total return	1.04%		2.72%		(0.02%)		4.24%		1.16%		10.15%		1.61%
Ratios to average net assets(b)
Total gross expenses	1.70	%(c)	1.70%		1.71%		1.71%		1.75	%(c)	1.73%		1.69%
Total net expenses(d)	1.49	%(c)(e)	1.49	%(e)	1.49	%(e)	1.48	%(e)	1.48	%(c)	1.49	%(e)	1.55	%(e)
Net investment income	1.88	%(c)	2.01%		2.35%		2.25%		2.36	%(c)	2.38%		2.42%
Supplemental data
Net assets, end of period (in thousands)	$14,264		$12,965		$9,253		$8,004		$4,384		$4,223		$1,599
Portfolio turnover	8%		6%		12%		8%		0%		9%		26%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.46		$10.39		$10.64		$10.54
Income from investment operations:
Net investment income	0.15		0.32		0.34		0.04
Net realized and unrealized gain (loss)	0.02		0.07		(0.25)		0.10
Total from investment operations	0.17		0.39		0.09		0.14
Less distributions to shareholders:
Net investment income	(0.15)		(0.32)		(0.34)		(0.04)
Total distributions to shareholders	(0.15)		(0.32)		(0.34)		(0.04)
Net asset value, end of period	$10.48		$10.46		$10.39		$10.64
Total return	1.65%		3.76%		0.98%		1.32%
Ratios to average net assets(b)
Total gross expenses	0.70	%(c)	0.70%		0.70%		0.56	%(c)
Total net expenses(d)	0.49	%(c)(e)	0.49	%(e)	0.49	%(e)	0.44	%(c)
Net investment income	2.89	%(c)	3.02%		3.46%		3.27	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,261		$529		$52		$3
Portfolio turnover	8%		6%		12%		8%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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25

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$10.44		$10.37	$10.63	$10.63
Income from investment operations:
Net investment income	0.15		0.32	0.35	0.16
Net realized and unrealized gain (loss)	0.02		0.08	(0.26)	0.01
Total from investment operations	0.17		0.40	0.09	0.17
Less distributions to shareholders:
Net investment income	(0.16)		(0.33)	(0.35)	(0.17)
Total distributions to shareholders	(0.16)		(0.33)	(0.35)	(0.17)
Net asset value, end of period	$10.45		$10.44	$10.37	$10.63
Total return	1.60%		3.85%	0.98%	1.57%
Ratios to average net assets(b)
Total gross expenses	0.54	%(c)	0.55%	0.58%	0.50	%(c)
Total net expenses(d)	0.40	%(c)	0.40%	0.40%	0.39	%(c)
Net investment income	2.98	%(c)	3.09%	3.47%	3.28	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,527		$1,738	$341	$3
Portfolio turnover	8%		6%	12%	8%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,								Year Ended March 31,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$10.47		$10.40		$10.65		$10.45		$10.35		$9.63		$9.70
Income from investment operations:
Net investment income	0.15		0.32		0.34		0.35		0.03		0.34		0.34
Net realized and unrealized gain (loss)	0.01		0.07		(0.25)		0.20		0.10		0.72		(0.07)
Total from investment operations	0.16		0.39		0.09		0.55		0.13		1.06		0.27
Less distributions to shareholders:
Net investment income	(0.15)		(0.32)		(0.34)		(0.35)		(0.03)		(0.34)		(0.34)
Total distributions to shareholders	(0.15)		(0.32)		(0.34)		(0.35)		(0.03)		(0.34)		(0.34)
Net asset value, end of period	$10.48		$10.47		$10.40		$10.65		$10.45		$10.35		$9.63
Total return	1.55%		3.76%		0.98%		5.29%		1.24%		11.16%		2.74%
Ratios to average net assets(b)
Total gross expenses	0.69	%(c)	0.70%		0.71%		0.71%		0.75	%(c)	0.74%		0.69%
Total net expenses(d)	0.49	%(c)(e)	0.49	%(e)	0.49	%(e)	0.48	%(e)	0.48	%(c)	0.50	%(e)	0.55	%(e)
Net investment income	2.88	%(c)	3.02%		3.35%		3.27%		3.35	%(c)	3.39%		3.43%
Supplemental data
Net assets, end of period (in thousands)	$341,895		$329,535		$260,101		$281,301		$254,981		$252,647		$217,024
Portfolio turnover	8%		6%		12%		8%		0%		9%		26%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2015 (Unaudited)

Note 1. Organization

Columbia AMT-Free California Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase. Redemptions of Class A shares purchased prior to February 19, 2015, without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase, are subject to a CDSC of 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The

Semiannual Report 2015
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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective September 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.47% to 0.31% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2015 was 0.47% of the Fund's average daily net assets.

Prior to September 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from May 1, 2015 through August 31, 2015, the investment advisory services fee paid to the Investment Manager was $529,540, and the administrative services fee paid to the Investment Manager was $90,263.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended October 31, 2015, other expenses paid by the Fund to this company were $809.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended October 31, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.19
Class C	0.20
Class R4	0.20
Class R5	0.05
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2015, these minimum account balance fees reduced total expenses of the Fund by $20.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $13,044 for Class A and $2,976 for Class C shares for the six months ended October 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	September 1, 2015 through August 31, 2016	Prior to September 1, 2015
Class A	0.74%	0.74%
Class B	1.49	1.49
Class C	1.49	1.49
Class R4	0.49	0.49
Class R5	0.39	0.40
Class Z	0.49	0.49

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2015, the cost of investments for federal income tax purposes was approximately $364,565,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$23,956,000
Unrealized depreciation	(458,000)
Net unrealized appreciation	$23,498,000

The following capital loss carryforwards, determined as of April 30, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	10,109
No expiration — short-term	2,323,351
No expiration — long-term	46,589
Total	2,380,049

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $28,150,199 and $27,433,818, respectively, for the six months ended

October 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended October 31, 2015.

Note 7. Significant Risks

Shareholder Concentration Risk

At October 31, 2015, two unaffiliated shareholders of record owned 80.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Geographic Concentration Risk

Because the Fund invests substantially in municipal securities issued by the state identified in the Fund's name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state's financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 6 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates

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33

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
34

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia AMT-Free California Intermediate Muni Bond Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer's organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be

Semiannual Report 2015
35

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2015
36

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
37

Columbia AMT-Free California Intermediate Muni Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR122_04_E01_(12/15)

SEMIANNUAL REPORT

October 31, 2015

COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	20
Approval of Investment Management Services Agreement	26
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia AMT-Free Georgia Intermediate Muni Bond Fund (the Fund) Class A shares returned 1.04% excluding sales charges for the six-month period that ended October 31, 2015. Class Z shares of the Fund returned 1.16% for the same time period.

■  The Fund underperformed its benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, which returned 1.72% during the six-month period.

Average Annual Total Returns (%) (for period ended October 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	05/04/92
Excluding sales charges		1.04	1.90	2.86	3.56
Including sales charges		-1.96	-1.19	2.23	3.24
Class B	06/07/93
Excluding sales charges		0.75	1.23	2.11	2.79
Including sales charges		-2.24	-1.74	2.11	2.79
Class C	06/17/92
Excluding sales charges		0.75	1.23	2.11	2.79
Including sales charges		-0.25	0.24	2.11	2.79
Class R4*	03/19/13	1.26	2.24	3.11	3.81
Class Z	03/01/92	1.16	2.15	3.11	3.81
Barclays 3-15 Year Blend Municipal Bond Index		1.72	2.64	3.91	4.70

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. The maximum applicable sales charge was reduced from 3.25% to 3.00% on Class A share purchases made on or after February 19, 2015. Class A returns (including sales charges) for all periods reflect the current maximum applicable sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Quality Breakdown (%) (at October 31, 2015)
AAA rating	9.5
AA rating	49.5
A rating	33.2
BBB rating	5.6
Not rated	2.2
Total	100.0

Percentages indicated are based upon total fixed income investments

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Brian McGreevy

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3

COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2015 – October 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,010.40	1,020.95	4.07	4.09	0.81
Class B	1,000.00	1,000.00	1,007.50	1,017.20	7.83	7.87	1.56
Class C	1,000.00	1,000.00	1,007.50	1,017.20	7.83	7.87	1.56
Class R4	1,000.00	1,000.00	1,012.60	1,022.20	2.82	2.83	0.56
Class Z	1,000.00	1,000.00	1,011.60	1,022.20	2.82	2.83	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 96.4%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
AIRPORT 3.6%
City of Atlanta Department of Aviation Refunding Revenue Bonds General Series 2010C 01/01/25	5.000%	1,500,000	1,710,420
Revenue Bonds Series 2012B 01/01/27	5.000%	1,000,000	1,148,860
Total			2,859,280
HIGHER EDUCATION 14.6%
Athens Housing Authority Refunding Revenue Bonds UGAREF East Campus Housing Series 2011 12/01/25	5.000%	1,000,000	1,145,060
Bleckley County & Dodge County Joint Development Authority Revenue Bonds Middle Georgia College Series 2008 07/01/21	5.000%	1,260,000	1,369,822
Bulloch County Development Authority Refunding Revenue Bonds Georgia Southern University Housing Foundation Series 2012 (AGM) 08/01/27	5.000%	500,000	568,910
Revenue Bonds Georgia Southern University Housing Foundation Series 2008 (AGM) 07/01/20	5.250%	1,000,000	1,108,630
Carrollton Payroll Development Authority Refunding Revenue Bonds Anticipation Certificates — UWG Campus Center Series 2012 (AGM) 08/01/25	5.000%	1,225,000	1,420,902
DeKalb Newton & Gwinnett Counties Joint Development Authority Revenue Bonds GGC Foundation LLC Project Series 2009 07/01/24	5.500%	2,500,000	2,796,400
Fulton County Development Authority Refunding Revenue Bonds Spelman College Series 2015 06/01/32	5.000%	1,000,000	1,133,430
Richmond County Development Authority Refunding Revenue Bonds ASU Jaguar Student Housing Series 2012 (AGM) 02/01/27	5.000%	750,000	861,607
Georgia Regents University Cancer Center Series 2014 (AGM) 12/15/32	5.000%	425,000	485,469

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Regional Joint Development Authority Revenue Bonds VSU Auxiliary Services-Student Series 2008A 08/01/23	5.000%	625,000	687,731
Total			11,577,961
HOSPITAL 7.5%
Cobb County Kennestone Hospital Authority Revenue Bonds Certificates Series 2005B (AMBAC) 04/01/16	4.000%	1,110,000	1,126,895
DeKalb Private Hospital Authority Revenue Bonds Children's Healthcare Series 2009 11/15/17	5.000%	320,000	346,787
Fayette County Hospital Authority Revenue Bonds Fayette Community Hospital Series 2009A 06/15/23	5.250%	2,000,000	2,245,240
Gwinnett County Hospital Authority Revenue Bonds Gwinnet Hospital System Series 2007A (AGM) 07/01/23	5.000%	2,000,000	2,237,980
Total			5,956,902
JOINT POWER AUTHORITY 3.5%
Municipal Electric Authority of Georgia Revenue Bonds Project One Subordinated Series 2008A 01/01/21	5.250%	1,395,000	1,647,383
Subordinated Series 2008D 01/01/23	6.000%	1,000,000	1,135,520
Total			2,782,903
LOCAL APPROPRIATION 5.9%
Atlanta Public Safety & Judicial Facilities Authority Revenue Bonds Public Safety Facility Project Series 2006 (AGM) 12/01/17	5.000%	1,310,000	1,377,596
Fulton County Facilities Corp. Certificate of Participation Fulton County Public Purpose Project Series 2009 11/01/17	5.000%	1,000,000	1,079,450

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Winder-Barrow Industrial Building Authority Refunding Revenue Bonds City of Winder Project Series 2012 (AGM) 12/01/24	5.000%	1,900,000	2,187,128
Total			4,644,174
LOCAL GENERAL OBLIGATION 19.2%
Atlanta Solid Waste Management Authority Refunding Revenue Bonds Series 2008 (AGM) 12/01/17	5.000%	795,000	865,811
Cherokee County Board of Education Unlimited General Obligation Bonds Series 2009A 08/01/22	5.000%	2,000,000	2,272,020
Series 2014A 08/01/30	5.000%	1,000,000	1,179,900
City of Atlanta Unlimited General Obligation Refunding Bonds Series 2014A 12/01/26	5.000%	500,000	602,190
College Park Business & Industrial Development Authority Refunding Revenue Bonds Civic Center Project Series 2005 (AMBAC) 09/01/19	5.250%	1,000,000	1,039,820
Columbia County School District Unlimited General Obligation Bonds Series 2015(a) 10/01/22	5.000%	1,000,000	1,213,160
County of Columbia Unlimited General Obligation Bonds Sales Tax Series 2015 04/01/22	5.000%	285,000	342,159
Forsyth County School District Unlimited General Obligation Bonds Series 2014 02/01/28	5.000%	1,000,000	1,192,330
Gwinnett County School District Unlimited General Obligation Refunding Bonds Series 2010 02/01/24	5.000%	1,500,000	1,856,580
Sandy Springs Public Facilities Authority Revenue Bonds City Center Project Series 2015 05/01/28	5.000%	1,000,000	1,222,780

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Savannah-Chatham County School District Unlimited General Obligation Refunding Bonds Series 2004 (AGM) 08/01/19	5.250%	2,000,000	2,309,180
South Fulton Municipal Regional Water & Sewer Authority Refunding Revenue Bonds Series 2014 01/01/31	5.000%	1,000,000	1,123,870
Total			15,219,800
MULTI-FAMILY 1.3%
Cobb County Development Authority Refunding Revenue Bonds Kennesaw State University Junior Subordinated Series 2014 07/15/29	5.000%	980,000	1,058,145
MUNICIPAL POWER 0.3%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM)(b) 10/01/24	5.000%	220,000	261,197
PREPAID GAS 0.4%
Main Street Natural Gas, Inc. Revenue Bonds Series 2007A 09/15/19	5.250%	295,000	332,332
REFUNDED / ESCROWED 5.8%
Cobb County Development Authority Prerefunded 07/15/17 Revenue Bonds KSU Village Real Estate Series 2007A (AMBAC) 07/15/27	5.250%	2,250,000	2,420,483
Gwinnett County School District Prerefunded 02/01/18 Unlimited General Obligation Bonds Series 2008 02/01/22	5.000%	1,000,000	1,095,330
State of Georgia Prerefunded 12/01/17 Unlimited General Obligation Bonds Series 2007G 12/01/20	5.000%	1,000,000	1,090,710
Total			4,606,523

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
SALES TAX 1.1%
Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds 3rd Indenture Series 2014A 07/01/24	5.000%	750,000	898,613
SINGLE FAMILY 1.2%
Georgia Housing & Finance Authority Revenue Bonds Series 2014B-1 12/01/29	3.000%	1,000,000	983,020
SPECIAL NON PROPERTY TAX 5.8%
Cobb-Marietta Coliseum & Exhibit Hall Authority Refunding Revenue Bonds Series 2005 (NPFGC) 10/01/19	5.250%	1,500,000	1,703,190
Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds Third Indenture Series 2012A 07/01/30	5.000%	1,500,000	1,707,255
Territory of Guam Revenue Bonds Series 2011A(b) 01/01/31	5.000%	300,000	329,121
Virgin Islands Public Finance Authority Refunding Revenue Bonds Senior Lien Series 2009B(b) 10/01/25	5.000%	750,000	829,620
Total			4,569,186
SPECIAL PROPERTY TAX 4.3%
Atlanta & Fulton County Recreation Authority Refunding Revenue Bonds Park Improvement Series 2014A 12/01/28	5.000%	525,000	616,350
12/01/33	5.000%	1,000,000	1,144,310
City of Atlanta Refunding Tax Allocation Bonds Atlanta Station Project Series 2007 (AGM) 12/01/20	5.250%	1,545,000	1,663,872
Total			3,424,532

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
STATE GENERAL OBLIGATION 2.9%
State of Georgia Unlimited General Obligation Bonds Series 2009D 05/01/23	5.000%	2,000,000	2,273,720
TRANSPORTATION 1.4%
Georgia State Road & Tollway Authority Revenue Bonds Federal Highway Grant BAN Series 2009A 06/01/21	5.000%	1,000,000	1,136,560
TURNPIKE / BRIDGE / TOLL ROAD 0.8%
Georgia State Road & Tollway Authority Revenue Bonds I-75 S Express Lanes Project Series 2014(c)(d) 06/01/24	0.000%	1,000,000	604,810
WATER & SEWER 16.8%
Augusta Water & Sewerage Refunding Revenue Bonds Series 2007 (AGM) 10/01/21	5.000%	1,000,000	1,093,470
10/01/22	5.000%	2,000,000	2,185,800
City of Atlanta Water & Wastewater Refunding Revenue Bonds Series 2015 11/01/30	5.000%	1,000,000	1,168,810
Revenue Bonds Series 2009B (AGM) 11/01/17	5.000%	1,000,000	1,086,330
City of Gainesville Water & Sewerage Refunding Revenue Bonds Series 2014 11/15/26	5.000%	1,500,000	1,815,120
County of DeKalb Water & Sewage Refunding Revenue Bond Series 2006B 10/01/21	5.250%	2,000,000	2,396,940
Jackson County Water & Sewer Authority Revenue Bonds Series 2006A (XLCA) 09/01/16	5.000%	1,030,000	1,060,570
Villa Rica Public Facilities Authority Refunding Revenue Bonds Water & Sewer Project Series 2015 03/01/31	5.000%	750,000	863,760

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Walton County Water & Sewer Authority Revenue Bonds Hard Labor Creek Project Series 2008 (AGM) 02/01/25	5.000%	1,495,000	1,621,956
Total			13,292,756
Total Municipal Bonds (Cost: $71,904,352)			76,482,414
Total Investments (Cost: $71,904,352)			76,482,414
Other Assets & Liabilities, Net			2,834,081
Net Assets			79,316,495

Notes to Portfolio of Investments

(a)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(b)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2015, the value of these securities amounted to $1,419,938 or 1.79% of net assets.

(c)  Zero coupon bond.

(d)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At October 31, 2015, the value of these securities amounted to $604,810 or 0.76% of net assets.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

BAN  Bond Anticipation Note

NPFGC  National Public Finance Guarantee Corporation

XLCA  XL Capital Assurance

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Fair Value Measurements (continued)

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	76,482,414	—	76,482,414
Total Investments	—	76,482,414	—	76,482,414

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2015 (Unaudited)

Assets
Investments, at value
(identified cost $71,904,352)	$76,482,414
Cash	3,365,582
Receivable for:
Capital shares sold	73,253
Interest	1,010,347
Expense reimbursement due from Investment Manager	500
Prepaid expenses	2,592
Total assets	80,934,688
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	1,216,050
Capital shares purchased	65,211
Dividend distributions to shareholders	186,078
Investment management fees	1,021
Distribution and/or service fees	276
Transfer agent fees	19,028
Compensation of board members	106,310
Other expenses	24,219
Total liabilities	1,618,193
Net assets applicable to outstanding capital stock	$79,316,495
Represented by
Paid-in capital	$74,373,387
Undistributed net investment income	134,785
Accumulated net realized gain	230,261
Unrealized appreciation (depreciation) on:
Investments	4,578,062
Total — representing net assets applicable to outstanding capital stock	$79,316,495

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2015 (Unaudited)

Class A
Net assets	$20,444,864
Shares outstanding	1,897,530
Net asset value per share	$10.77
Maximum offering price per share(a)	$11.10
Class B
Net assets	$148,919
Shares outstanding	13,814
Net asset value per share	$10.78
Class C
Net assets	$4,827,380
Shares outstanding	447,896
Net asset value per share	$10.78
Class R4
Net assets	$185,747
Shares outstanding	17,262
Net asset value per share	$10.76
Class Z
Net assets	$53,709,585
Shares outstanding	4,985,200
Net asset value per share	$10.77

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2015 (Unaudited)

Net investment income
Income:
Interest	$1,394,924
Total income	1,394,924
Expenses:
Investment management fees	182,490
Distribution and/or service fees
Class A	24,956
Class B	767
Class C	23,830
Transfer agent fees
Class A	23,820
Class B	183
Class C	5,687
Class R4	263
Class Z	62,696
Custodian fees	812
Printing and postage fees	9,865
Registration fees	8,720
Audit fees	12,023
Legal fees	3,510
Other	1,735
Total expenses	361,357
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(95,099)
Total net expenses	266,258
Net investment income	1,128,666
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	31,354
Net realized gain	31,354
Net change in unrealized appreciation (depreciation) on:
Investments	(284,131)
Net change in unrealized depreciation	(284,131)
Net realized and unrealized loss	(252,777)
Net increase in net assets resulting from operations	$875,889

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Operations
Net investment income	$1,128,666	$2,318,098
Net realized gain	31,354	554,673
Net change in unrealized depreciation	(284,131)	(493,546)
Net increase in net assets resulting from operations	875,889	2,379,225
Distributions to shareholders
Net investment income
Class A	(279,403)	(499,941)
Class B	(1,578)	(4,087)
Class C	(48,738)	(84,713)
Class R4	(3,365)	(4,525)
Class Z	(801,565)	(1,724,830)
Net realized gains
Class A	—	(32,634)
Class B	—	(381)
Class C	—	(8,321)
Class R4	—	(341)
Class Z	—	(110,861)
Total distributions to shareholders	(1,134,649)	(2,470,634)
Increase (decrease) in net assets from capital stock activity	482,211	(266,876)
Total increase (decrease) in net assets	223,451	(358,285)
Net assets at beginning of period	79,093,044	79,451,329
Net assets at end of period	$79,316,495	$79,093,044
Undistributed net investment income	$134,785	$140,768

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	79,447	853,848	475,068	5,176,385
Distributions reinvested	17,510	188,229	30,975	336,671
Redemptions	(55,415)	(594,790)	(196,429)	(2,134,008)
Net increase	41,542	447,287	309,614	3,379,048
Class B shares
Subscriptions	985	10,567	115	1,250
Distributions reinvested	89	956	262	2,849
Redemptions(a)	(2,358)	(25,296)	(4,902)	(53,170)
Net decrease	(1,284)	(13,773)	(4,525)	(49,071)
Class C shares
Subscriptions	51,092	548,996	169,429	1,839,972
Distributions reinvested	3,684	39,609	7,032	76,451
Redemptions	(33,487)	(359,382)	(73,384)	(796,797)
Net increase	21,289	229,223	103,077	1,119,626
Class R4 shares
Subscriptions	—	—	16,598	179,946
Distributions reinvested	299	3,212	418	4,533
Redemptions	(3,448)	(37,095)	(23)	(247)
Net increase (decrease)	(3,149)	(33,883)	16,993	184,232
Class Z shares
Subscriptions	362,983	3,904,333	736,716	7,998,036
Distributions reinvested	10,106	108,642	17,225	187,236
Redemptions	(387,467)	(4,159,618)	(1,205,636)	(13,085,983)
Net decrease	(14,378)	(146,643)	(451,695)	(4,900,711)
Total net increase (decrease)	44,020	482,211	(26,536)	(266,876)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2015		Year Ended April 30,					Year Ended March 31,
Class A	(Unaudited)		2015	2014	2013	2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$10.81		$10.82	$11.21	$11.18	$11.09		$10.50		$10.58
Income from investment operations:
Net investment income	0.15		0.31	0.31	0.31	0.03		0.33		0.33
Net realized and unrealized gain (loss)	(0.04)		0.01	(0.32)	0.04	0.09		0.59		(0.08)
Total from investment operations	0.11		0.32	(0.01)	0.35	0.12		0.92		0.25
Less distributions to shareholders:
Net investment income	(0.15)		(0.31)	(0.31)	(0.31)	(0.03)		(0.33)		(0.33)
Net realized gains	—		(0.02)	(0.07)	(0.01)	—		—		—
Total distributions to shareholders	(0.15)		(0.33)	(0.38)	(0.32)	(0.03)		(0.33)		(0.33)
Net asset value, end of period	$10.77		$10.81	$10.82	$11.21	$11.18		$11.09		$10.50
Total return	1.04%		2.98%	0.02%	3.16%	1.05%		8.85%		2.35%
Ratios to average net assets(b)
Total gross expenses	1.06	%(c)	1.06%	1.07%	1.03%	1.02	%(c)	1.04%		0.99%
Total net expenses(d)	0.81	%(c)	0.81%	0.81%	0.81%	0.80	%(c)	0.80	%(e)	0.80	%(e)
Net investment income	2.79	%(c)	2.83%	2.89%	2.77%	2.92	%(c)	2.99%		3.09%
Supplemental data
Net assets, end of period (in thousands)	$20,445		$20,060	$16,728	$21,517	$19,861		$19,563		$19,641
Portfolio turnover	4%		19%	5%	16%	0%		11%		11%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,					Year Ended March 31,
Class B	(Unaudited)		2015	2014	2013	2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$10.81		$10.82	$11.22	$11.18	$11.10		$10.50		$10.58
Income from investment operations:
Net investment income	0.11		0.23	0.23	0.23	0.02		0.24		0.25
Net realized and unrealized gain (loss)	(0.03)		0.01	(0.33)	0.05	0.08		0.60		(0.08)
Total from investment operations	0.08		0.24	(0.10)	0.28	0.10		0.84		0.17
Less distributions to shareholders:
Net investment income	(0.11)		(0.23)	(0.23)	(0.23)	(0.02)		(0.24)		(0.25)
Net realized gains	—		(0.02)	(0.07)	(0.01)	—		—		—
Total distributions to shareholders	(0.11)		(0.25)	(0.30)	(0.24)	(0.02)		(0.24)		(0.25)
Net asset value, end of period	$10.78		$10.81	$10.82	$11.22	$11.18		$11.10		$10.50
Total return	0.75%		2.21%	(0.82%)	2.48%	0.90%		8.10%		1.59%
Ratios to average net assets(b)
Total gross expenses	1.81	%(c)	1.81%	1.83%	1.78%	1.77	%(c)	1.81%		1.74%
Total net expenses(d)	1.56	%(c)	1.56%	1.56%	1.56%	1.55	%(c)	1.55	%(e)	1.55	%(e)
Net investment income	2.06	%(c)	2.09%	2.15%	2.04%	2.17	%(c)	2.25%		2.33%
Supplemental data
Net assets, end of period (in thousands)	$149		$163	$212	$216	$373		$369		$528
Portfolio turnover	4%		19%	5%	16%	0%		11%		11%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,					Year Ended March 31,
Class C	(Unaudited)		2015	2014	2013	2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$10.81		$10.82	$11.22	$11.18	$11.09		$10.50		$10.58
Income from investment operations:
Net investment income	0.11		0.23	0.23	0.23	0.02		0.24		0.25
Net realized and unrealized gain (loss)	(0.03)		0.01	(0.33)	0.04	0.09		0.59		(0.08)
Total from investment operations	0.08		0.24	(0.10)	0.27	0.11		0.83		0.17
Less distributions to shareholders:
Net investment income	(0.11)		(0.23)	(0.23)	(0.22)	(0.02)		(0.24)		(0.25)
Net realized gains	—		(0.02)	(0.07)	(0.01)	—		—		—
Total distributions to shareholders	(0.11)		(0.25)	(0.30)	(0.23)	(0.02)		(0.24)		(0.25)
Net asset value, end of period	$10.78		$10.81	$10.82	$11.22	$11.18		$11.09		$10.50
Total return	0.75%		2.21%	(0.82%)	2.48%	0.99%		8.00%		1.59%
Ratios to average net assets(b)
Total gross expenses	1.81	%(c)	1.81%	1.82%	1.78%	1.77	%(c)	1.78%		1.74%
Total net expenses(d)	1.56	%(c)	1.56%	1.56%	1.56%	1.55	%(c)	1.55	%(e)	1.55	%(e)
Net investment income	2.04	%(c)	2.08%	2.14%	2.02%	2.17	%(c)	2.23%		2.34%
Supplemental data
Net assets, end of period (in thousands)	$4,827		$4,612	$3,501	$4,301	$3,919		$4,066		$3,347
Portfolio turnover	4%		19%	5%	16%	0%		11%		11%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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17

COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,
Class R4	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$10.79		$10.80	$11.20	$11.12
Income from investment operations:
Net investment income	0.16		0.33	0.34	0.04
Net realized and unrealized gain (loss)	(0.03)		0.02	(0.33)	0.08
Total from investment operations	0.13		0.35	0.01	0.12
Less distributions to shareholders:
Net investment income	(0.16)		(0.34)	(0.34)	(0.04)
Net realized gains	—		(0.02)	(0.07)	—
Total distributions to shareholders	(0.16)		(0.36)	(0.41)	(0.04)
Net asset value, end of period	$10.76		$10.79	$10.80	$11.20
Total return	1.26%		3.24%	0.18%	1.07%
Ratios to average net assets(b)
Total gross expenses	0.81	%(c)	0.81%	0.88%	0.72	%(c)
Total net expenses(d)	0.56	%(c)	0.56%	0.56%	0.53	%(c)
Net investment income	3.04	%(c)	3.09%	3.21%	3.12	%(c)
Supplemental data
Net assets, end of period (in thousands)	$186		$220	$37	$3
Portfolio turnover	4%		19%	5%	16%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,					Year Ended March 31,
Class Z	(Unaudited)		2015	2014	2013	2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$10.81		$10.82	$11.22	$11.18	$11.09		$10.50		$10.58
Income from investment operations:
Net investment income	0.16		0.34	0.34	0.34	0.03		0.35		0.36
Net realized and unrealized gain (loss)	(0.04)		0.01	(0.33)	0.05	0.09		0.59		(0.08)
Total from investment operations	0.12		0.35	0.01	0.39	0.12		0.94		0.28
Less distributions to shareholders:
Net investment income	(0.16)		(0.34)	(0.34)	(0.34)	(0.03)		(0.35)		(0.36)
Net realized gains	—		(0.02)	(0.07)	(0.01)	—		—		—
Total distributions to shareholders	(0.16)		(0.36)	(0.41)	(0.35)	(0.03)		(0.35)		(0.36)
Net asset value, end of period	$10.77		$10.81	$10.82	$11.22	$11.18		$11.09		$10.50
Total return	1.16%		3.24%	0.18%	3.51%	1.07%		9.08%		2.61%
Ratios to average net assets(b)
Total gross expenses	0.81	%(c)	0.81%	0.82%	0.78%	0.77	%(c)	0.79%		0.74%
Total net expenses(d)	0.56	%(c)	0.56%	0.56%	0.56%	0.55	%(c)	0.55	%(e)	0.55	%(e)
Net investment income	3.04	%(c)	3.09%	3.14%	3.02%	3.17	%(c)	3.24%		3.34%
Supplemental data
Net assets, end of period (in thousands)	$53,710		$54,037	$58,973	$73,154	$79,910		$79,371		$85,305
Portfolio turnover	4%		19%	5%	16%	0%		11%		11%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2015 (Unaudited)

Note 1. Organization

Columbia AMT-Free Georgia Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase. Redemptions of Class A shares purchased prior to February 19, 2015, without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase, are subject to a CDSC of 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general

Semiannual Report 2015
20

COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The

Semiannual Report 2015
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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective September 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.47% to 0.31% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2015 was 0.47% of the Fund's average daily net assets.

Prior to September 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from May 1, 2015 through August 31, 2015, the investment advisory services fee paid to the Investment Manager was $104,676, and the administrative services fee paid to the Investment Manager was $18,318.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended October 31, 2015, other expenses paid by the Fund to this company were $593.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended October 31, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.24%
Class B	0.24
Class C	0.24
Class R4	0.24
Class Z	0.24

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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2015, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $1,894 for Class A and $985 for Class C shares for the six months ended October 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through August 31, 2016
Class A	0.81%
Class B	1.56
Class C	1.56
Class R4	0.56
Class Z	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2015, the cost of investments for federal income tax purposes was approximately $71,904,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$4,684,000
Unrealized depreciation	(106,000)
Net unrealized appreciation	$4,578,000

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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,779,747 and $3,423,425, respectively, for the six months ended October 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended October 31, 2015.

Note 7. Significant Risks

Shareholder Concentration Risk

At October 31, 2015, one unaffiliated shareholder of record owned 67.2% of the outstanding shares of the

Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund

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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Geographic Concentration Risk

Because the Fund invests substantially in municipal securities issued by the state identified in the Fund's name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state's financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 6 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
25

COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia AMT-Free Georgia Intermediate Muni Bond Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer's organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no

Semiannual Report 2015
26

COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Semiannual Report 2015
27

COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2015
28

COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
29

Columbia AMT-Free Georgia Intermediate Muni Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR152_04_E01_(12/15)

SEMIANNUAL REPORT

October 31, 2015

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	21
Approval of Investment Management Services Agreement	27
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia AMT-Free South Carolina Intermediate Muni Bond Fund (the Fund) Class A shares returned 1.29% excluding sales charges for the six-month period that ended October 31, 2015. Class Z shares of the Fund returned 1.42% for the same six months.

■  The Fund's benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, returned 1.72% during the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	05/05/92
Excluding sales charges		1.29	1.89	3.13	3.61
Including sales charges		-1.72	-1.19	2.51	3.29
Class B	06/08/93
Excluding sales charges		0.91	1.12	2.36	2.85
Including sales charges		-2.09	-1.83	2.36	2.85
Class C	06/17/92
Excluding sales charges		0.91	1.03	2.34	2.83
Including sales charges		-0.09	0.04	2.34	2.83
Class R4*	03/19/13	1.42	2.05	3.36	3.86
Class Z	01/06/92	1.42	2.05	3.37	3.87
Barclays 3-15 Year Blend Municipal Bond Index		1.72	2.64	3.91	4.70

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. The maximum applicable sales charge was reduced from 3.25% to 3.00% on Class A share purchases made on or after February 19, 2015. Class A returns (including sales charges) for all periods reflect the current maximum applicable sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Quality Breakdown (%) (at October 31, 2015)
AAA rating	5.3
AA rating	39.2
A rating	48.5
BBB rating	3.1
BB rating	0.8
Not rated	3.1
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Brian McGreevy

Semiannual Report 2015
3

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2015 – October 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,012.90	1,020.95	4.08	4.09	0.81
Class B	1,000.00	1,000.00	1,009.10	1,017.20	7.84	7.87	1.56
Class C	1,000.00	1,000.00	1,009.10	1,017.20	7.84	7.87	1.56
Class R4	1,000.00	1,000.00	1,014.20	1,022.20	2.82	2.83	0.56
Class Z	1,000.00	1,000.00	1,014.20	1,022.20	2.82	2.83	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
4

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 97.3%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
AIRPORT 2.1%
County of Horry Revenue Bonds Series 2010A 07/01/18	5.000%	1,315,000	1,441,858
07/01/20	5.000%	1,150,000	1,316,313
Total			2,758,171
HIGHER EDUCATION 6.3%
Clemson University Revenue Bonds Athletic Facility Series 2014A 05/01/28	5.000%	1,170,000	1,387,760
Coastal Carolina University Revenue Bonds Series 2015 06/01/24	5.000%	1,500,000	1,813,680
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds Furman University Series 2015 10/01/32	5.000%	1,895,000	2,156,984
University of South Carolina Revenue Bonds Moore School of Business Project Series 2012 05/01/26	5.000%	1,500,000	1,757,520
Series 2008A (AGM) 06/01/21	5.000%	1,060,000	1,166,244
Total			8,282,188
HOSPITAL 14.8%
County of Florence Refunding Revenue Bonds McLeod Regional Medical Center Project Series 2014 11/01/31	5.000%	1,500,000	1,697,220
County of Greenwood Refunding Revenue Bonds Self Regional Healthcare Series 2012B 10/01/27	5.000%	1,750,000	1,964,358
10/01/31	5.000%	2,000,000	2,200,060
Greenville Health System Refunding Revenue Bonds Series 2008A 05/01/21	5.250%	2,750,000	3,025,082
Lexington County Health Services District, Inc. Refunding Revenue Bonds Series 2007 11/01/17	5.000%	1,230,000	1,333,283
11/01/18	5.000%	1,000,000	1,084,590

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds Anmed Health Project Series 2010 02/01/17	5.000%	500,000	525,835
Palmetto Health Series 2005A (AGM) 08/01/21	5.250%	3,000,000	3,300,060
Revenue Bonds Bon Secours Health System, Inc. Series 2013 11/01/20	5.000%	2,000,000	2,298,640
11/01/24	5.000%	450,000	516,042
Spartanburg Regional Health Services District Revenue Bonds Series 2008A 04/15/19	5.000%	1,225,000	1,337,284
Total			19,282,454
JOINT POWER AUTHORITY 7.8%
Easley Combined Utility System Refunding Revenue Bonds Series 2011 (AGM) 12/01/28	5.000%	1,000,000	1,104,520
Piedmont Municipal Power Agency Refunding Revenue Bonds Series 2008A-3 (AGM) 01/01/17	5.000%	2,000,000	2,103,580
01/01/18	5.000%	3,050,000	3,320,779
South Carolina State Public Service Authority Refunding Revenue Bonds Series 2009A 01/01/28	5.000%	2,000,000	2,196,900
Series 2014B 12/01/32	5.000%	1,250,000	1,414,713
Total			10,140,492
LOCAL APPROPRIATION 18.2%
Berkeley County School District Refunding Revenue Bonds Securing Assets for Education Series 2015A 12/01/27	5.000%	1,500,000	1,754,415
Charleston Educational Excellence Finance Corp. Refunding Revenue Bonds Charleston County School Series 2013 12/01/25	5.000%	2,000,000	2,397,560
Charleston Public Facilities Corp. Revenue Bonds Series 2015A 09/01/29	5.000%	1,000,000	1,176,680

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of North Charleston Revenue Bonds Series 2012 06/01/29	5.000%	2,280,000	2,566,573
County of Florence Revenue Bonds Series 2015 10/01/28	5.000%	1,000,000	1,154,690
Dorchester County School District No. 2 Refunding Revenue Bonds Growth Installment Purchase Series 2013 12/01/27	5.000%	1,000,000	1,160,860
Fort Mill School Facilities Corp. Refunding Revenue Bonds Fort Mills School District #4 Series 2015 12/01/28	5.000%	1,000,000	1,162,270
Lexington One School Facilities Corp. Refunding Revenue Bonds Lexington County School District Series 2015 12/01/26	5.000%	835,000	970,746
Lexington School District No. 2 Educational Facilities Corp. Refunding Revenue Bonds Series 2015B 12/01/26	5.000%	1,815,000	2,141,373
Newberry Investing in Children's Education Refunding Revenue Bonds Newberry County School District Series 2014 12/01/29	5.000%	1,500,000	1,730,565
SCAGO Educational Facilities Corp. for Cherokee School District No. 1 Refunding Revenue Bonds Series 2015 12/01/28	5.000%	1,830,000	2,115,425
SCAGO Educational Facilities Corp. for Colleton School District Refunding Revenue Bonds Series 2015 12/01/27	5.000%	1,295,000	1,495,919
SCAGO Educational Facilities Corp. for Pickens School District Refunding Revenue Bonds Series 2015 12/01/30	5.000%	1,275,000	1,465,409
Sumter Two School Facilities, Inc. Refunding Revenue Bonds Sumter County School District No. 2 Series 2007 12/01/17	5.000%	1,000,000	1,084,450

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Town of Hilton Head Island Revenue Bonds Series 2011A 06/01/23	5.000%	555,000	654,534
06/01/24	5.000%	580,000	679,777
Total			23,711,246
LOCAL GENERAL OBLIGATION 1.9%
Beaufort County School District Unlimited General Obligation Bonds Series 2014B 03/01/23	5.000%	1,190,000	1,449,587
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds Series 2015 04/01/34	5.000%	940,000	1,066,815
Total			2,516,402
MUNICIPAL POWER 1.7%
City of Rock Hill Combined Utility System Refunding Revenue Bonds Series 2012A (AGM) 01/01/23	5.000%	1,560,000	1,824,514
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM)(a) 10/01/24	5.000%	315,000	373,987
Total			2,198,501
PORTS 0.9%
South Carolina Ports Authority Revenue Bonds Series 2010 07/01/23	5.250%	1,000,000	1,159,430
PREP SCHOOL 1.2%
South Carolina Jobs-Economic Development Authority Revenue Bonds York Preparatory Academy Project Series 2014A 11/01/33	7.000%	500,000	543,080
South Carolina Jobs-Economic Development Authority(b) Revenue Bonds Series 2015A 08/15/35	5.125%	1,000,000	991,330
Total			1,534,410

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
REFUNDED / ESCROWED 8.9%
Berkeley County School District Prerefunded 12/01/16 Revenue Bonds Securing Assets for Education Series 2006 12/01/22	5.000%	2,545,000	2,671,155
County of Charleston Prerefunded 08/01/19 Unlimited General Obligation Bonds Improvement Series 2009A 08/01/23	5.000%	2,000,000	2,294,680
SCAGO Educational Facilities Corp. for Pickens School District Prerefunded 12/01/16 Revenue Bonds Pickens County Project Series 2006 (AGM) 12/01/23	5.000%	3,000,000	3,148,710
South Carolina Jobs-Economic Development Authority Prerefunded 09/15/18 Revenue Bonds Kershaw County Medical Center Project Series 2008 09/15/25	5.500%	1,925,000	2,121,331
South Carolina State Public Service Authority Prerefunded 01/01/19 Revenue Bonds Series 2009B 01/01/24	5.000%	1,250,000	1,411,025
Total			11,646,901
RESOURCE RECOVERY 2.1%
Three Rivers Solid Waste Authority(c) Revenue Bonds Capital Appreciation-Landfill Gas Project Series 2007 10/01/24	0.000%	1,835,000	1,385,517
10/01/25	0.000%	1,835,000	1,321,438
Total			2,706,955
RETIREMENT COMMUNITIES 3.1%
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds 1st Mortgage-Episcopal Church Series 2007 04/01/16	5.000%	600,000	608,052
1st Mortgage-Lutheran Homes Series 2007 05/01/16	5.000%	1,245,000	1,262,268
05/01/21	5.375%	1,650,000	1,698,081
1st Mortgage-Wesley Commons Series 2006 10/01/36	5.300%	500,000	500,900
Total			4,069,301

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
SINGLE FAMILY 0.3%
South Carolina State Housing Finance & Development Authority Revenue Bonds Series 2010-1 (GNMA) 01/01/28	5.000%	390,000	407,414
SPECIAL NON PROPERTY TAX 5.4%
City of Columbia Revenue Bonds Series 2014 02/01/33	5.000%	1,195,000	1,354,509
City of Greenville Hospitality Tax Improvement Refunding Revenue Bonds Series 2011 (AGM) 04/01/21	5.000%	1,290,000	1,498,103
City of Myrtle Beach Revenue Bonds Hospitality Fee Series 2014B 06/01/30	5.000%	560,000	636,944
City of Rock Hill Revenue Bonds Hospitality Fee Pledge Series 2013 04/01/23	5.000%	695,000	824,937
Greenville County Public Facilities Corp. Refunding Certificate of Participation Series 2014 04/01/26	5.000%	890,000	1,046,168
Territory of Guam Revenue Bonds Series 2011A(a) 01/01/31	5.000%	400,000	438,828
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A(a) 10/01/25	5.000%	1,060,000	1,182,971
Total			6,982,460
STATE GENERAL OBLIGATION 0.9%
State of South Carolina Unlimited General Obligation Bonds Series 2014B 04/01/25	5.000%	1,000,000	1,232,060
STUDENT LOAN 1.4%
South Carolina State Education Assistance Authority Revenue Bonds Student Loan Series 2009I 10/01/24	5.000%	1,715,000	1,844,019

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
TRANSPORTATION 6.3%
South Carolina Transportation Infrastructure Bank Refunding Revenue Bonds Infrastructure Bank Series 2015A 10/01/24	5.000%	2,000,000	2,442,180
Series 2005A (AMBAC) 10/01/20	5.250%	4,880,000	5,774,504
Total			8,216,684
WATER & SEWER 14.0%
Anderson Regional Joint Water System Refunding Revenue Bonds Series 2012 07/15/28	5.000%	2,000,000	2,267,740
Beaufort-Jasper Water & Sewer Authority Improvement Refunding Revenue Bonds Series 2006 (AGM) 03/01/23	5.000%	1,500,000	1,602,810
03/01/25	4.750%	3,000,000	3,189,960
City of Charleston Waterworks & Sewer System Refunding Revenue Bonds Series 2009A 01/01/21	5.000%	2,500,000	2,791,225
City of Columbia Waterworks & Sewer System Refunding Revenue Bonds Series 2011A 02/01/27	5.000%	1,000,000	1,144,540
City of Sumter Waterworks & Sewer System Refunding Revenue Bonds Series 2015 12/01/27	4.000%	400,000	442,408

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Berkeley Water & Sewer Refunding Revenue Bonds Series 2008A (AGM) 06/01/21	5.000%	1,000,000	1,101,850
Georgetown County Water & Sewer District Refunding Revenue Bonds Series 2015 06/01/27	4.000%	450,000	491,197
Renewable Water Resources Refunding Revenue Bonds Series 2005B (AGM) 03/01/19	5.250%	1,000,000	1,138,060
Series 2010A 01/01/20	5.000%	1,500,000	1,724,505
Series 2012 01/01/24	5.000%	1,000,000	1,172,010
Spartanburg Sanitation Sewer District Refunding Revenue Bonds Series 2014B 03/01/34	5.000%	1,000,000	1,139,040
Total			18,205,345
Total Municipal Bonds (Cost: $120,382,035)			126,894,433
Total Investments (Cost: $120,382,035)			126,894,433
Other Assets & Liabilities, Net			3,583,113
Net Assets			130,477,546

Notes to Portfolio of Investments

(a)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2015, the value of these securities amounted to $1,995,786 or 1.53% of net assets.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At October 31, 2015, the value of these securities amounted to $991,330 or 0.76% of net assets.

(c)  Zero coupon bond.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

GNMA  Government National Mortgage Association

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	126,894,433	—	126,894,433
Total Investments	—	126,894,433	—	126,894,433

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2015 (Unaudited)

Assets
Investments, at value
(identified cost $120,382,035)	$126,894,433
Cash	2,167,842
Receivable for:
Investments sold	30,500
Capital shares sold	210,724
Interest	1,692,210
Expense reimbursement due from Investment Manager	644
Prepaid expenses	2,755
Total assets	130,999,108
Liabilities
Payable for:
Capital shares purchased	47,832
Dividend distributions to shareholders	312,666
Investment management fees	1,680
Distribution and/or service fees	560
Transfer agent fees	25,448
Compensation of board members	108,052
Other expenses	25,324
Total liabilities	521,562
Net assets applicable to outstanding capital stock	$130,477,546
Represented by
Paid-in capital	$122,536,712
Undistributed net investment income	1,086,298
Accumulated net realized gain	342,138
Unrealized appreciation (depreciation) on:
Investments	6,512,398
Total — representing net assets applicable to outstanding capital stock	$130,477,546

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2015 (Unaudited)

Class A
Net assets	$21,385,253
Shares outstanding	2,050,880
Net asset value per share	$10.43
Maximum offering price per share(a)	$10.75
Class B
Net assets	$29,722
Shares outstanding	2,848
Net asset value per share	$10.44
Class C
Net assets	$15,116,183
Shares outstanding	1,448,647
Net asset value per share	$10.43
Class R4
Net assets	$751,149
Shares outstanding	72,075
Net asset value per share	$10.42
Class Z
Net assets	$93,195,239
Shares outstanding	8,933,263
Net asset value per share	$10.43

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2015 (Unaudited)

Net investment income
Income:
Interest	$2,347,682
Total income	2,347,682
Expenses:
Investment management fees	310,986
Distribution and/or service fees
Class A	28,280
Class B	125
Class C	77,485
Transfer agent fees
Class A	22,807
Class B	25
Class C	15,626
Class R4	739
Class Z	94,214
Custodian fees	1,065
Printing and postage fees	10,727
Registration fees	7,115
Audit fees	12,023
Legal fees	3,719
Other	2,220
Total expenses	587,156
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(112,031)
Total net expenses	475,125
Net investment income	1,872,557
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	35,348
Net realized gain	35,348
Net change in unrealized appreciation (depreciation) on:
Investments	(171,518)
Net change in unrealized depreciation	(171,518)
Net realized and unrealized loss	(136,170)
Net increase in net assets resulting from operations	$1,736,387

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Operations
Net investment income	$1,872,557	$3,669,396
Net realized gain	35,348	1,177,178
Net change in unrealized depreciation	(171,518)	(1,287,146)
Net increase in net assets resulting from operations	1,736,387	3,559,428
Distributions to shareholders
Net investment income
Class A	(311,568)	(658,269)
Class B	(251)	(469)
Class C	(155,222)	(304,726)
Class R4	(11,029)	(22,206)
Class Z	(1,404,504)	(2,683,726)
Net realized gains
Class A	—	(152,738)
Class B	—	(123)
Class C	—	(92,934)
Class R4	—	(4,860)
Class Z	—	(522,659)
Total distributions to shareholders	(1,882,574)	(4,442,710)
Increase (decrease) in net assets from capital stock activity	(4,447,848)	11,769,274
Total increase (decrease) in net assets	(4,594,035)	10,885,992
Net assets at beginning of period	135,071,581	124,185,589
Net assets at end of period	$130,477,546	$135,071,581
Undistributed net investment income	$1,086,298	$1,096,315

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	94,303	978,186	521,276	5,498,534
Distributions reinvested	22,963	238,559	58,334	614,589
Redemptions	(363,650)	(3,769,923)	(349,709)	(3,681,579)
Net increase (decrease)	(246,384)	(2,553,178)	229,901	2,431,544
Class B shares
Subscriptions	965	10,000	—	—
Distributions reinvested	15	161	41	434
Redemptions(a)	—	—	(506)	(5,352)
Net increase (decrease)	980	10,161	(465)	(4,918)
Class C shares
Subscriptions	70,222	729,778	368,504	3,888,533
Distributions reinvested	11,058	114,962	26,324	277,418
Redemptions	(133,737)	(1,391,402)	(214,770)	(2,262,894)
Net increase (decrease)	(52,457)	(546,662)	180,058	1,903,057
Class R4 shares
Subscriptions	11,762	121,860	21,378	224,983
Distributions reinvested	1,048	10,879	2,534	26,687
Redemptions	(8,095)	(84,261)	(14,167)	(148,643)
Net increase	4,715	48,478	9,745	103,027
Class Z shares
Subscriptions	506,547	5,258,906	2,504,284	26,481,416
Distributions reinvested	17,684	183,795	40,482	426,727
Redemptions	(660,098)	(6,849,348)	(1,856,834)	(19,571,579)
Net increase (decrease)	(135,867)	(1,406,647)	687,932	7,336,564
Total net increase (decrease)	(429,013)	(4,447,848)	1,107,171	11,769,274

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2015		Year Ended April 30,						Year Ended March 31,
Class A	(Unaudited)		2015	2014	2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$10.44		$10.49	$10.89	$10.74		$10.64		$10.08		$10.17
Income from investment operations:
Net investment income	0.14		0.30	0.32	0.30		0.03		0.33		0.35
Net realized and unrealized gain (loss)	(0.01)		0.02 (b)	(0.40)	0.15		0.10		0.56		(0.09)
Total from investment operations	0.13		0.32	(0.08)	0.45		0.13		0.89		0.26
Less distributions to shareholders:
Net investment income	(0.14)		(0.30)	(0.31)	(0.30)		(0.03)		(0.33)		(0.35)
Net realized gains	—		(0.07)	(0.01)	—		—		—		—
Total distributions to shareholders	(0.14)		(0.37)	(0.32)	(0.30)		(0.03)		(0.33)		(0.35)
Net asset value, end of period	$10.43		$10.44	$10.49	$10.89		$10.74		$10.64		$10.08
Total return	1.29%		3.05%	(0.66%)	4.28%		1.18%		8.97%		2.54%
Ratios to average net assets(c)
Total gross expenses	0.98	%(d)	1.00%	1.01%	0.97%		0.99	%(d)	1.04%		0.95%
Total net expenses(e)	0.81	%(d)	0.81%	0.81%	0.81	%(f)	0.79	%(d)	0.79	%(f)	0.80	%(f)
Net investment income	2.75	%(d)	2.85%	3.02%	2.81%		2.95	%(d)	3.16%		3.41%
Supplemental data
Net assets, end of period (in thousands)	$21,385		$23,975	$21,694	$27,743		$24,707		$24,748		$18,513
Portfolio turnover	8%		16%	6%	14%		0%		9%		15%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,						Year Ended March 31,
Class B	(Unaudited)		2015	2014	2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$10.45		$10.50	$10.89	$10.75		$10.65		$10.08		$10.18
Income from investment operations:
Net investment income	0.10		0.22	0.24	0.22		0.02		0.25		0.27
Net realized and unrealized gain (loss)	(0.01)		0.02 (b)	(0.39)	0.14		0.10		0.58		(0.09)
Total from investment operations	0.09		0.24	(0.15)	0.36		0.12		0.83		0.18
Less distributions to shareholders:
Net investment income	(0.10)		(0.22)	(0.23)	(0.22)		(0.02)		(0.26)		(0.28)
Net realized gains	—		(0.07)	(0.01)	—		—		—		—
Total distributions to shareholders	(0.10)		(0.29)	(0.24)	(0.22)		(0.02)		(0.26)		(0.28)
Net asset value, end of period	$10.44		$10.45	$10.50	$10.89		$10.75		$10.65		$10.08
Total return	0.91%		2.27%	(1.31%)	3.41%		1.12%		8.25%		1.70%
Ratios to average net assets(c)
Total gross expenses	1.73	%(d)	1.75%	1.76%	1.72%		1.74	%(d)	1.84%		1.70%
Total net expenses(e)	1.56	%(d)	1.56%	1.56%	1.55	%(f)	1.54	%(d)	1.54	%(f)	1.55	%(f)
Net investment income	2.01	%(d)	2.11%	2.29%	2.07%		2.20	%(d)	2.43%		2.65%
Supplemental data
Net assets, end of period (in thousands)	$30		$20	$24	$113		$155		$154		$246
Portfolio turnover	8%		16%	6%	14%		0%		9%		15%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,						Year Ended March 31,
Class C	(Unaudited)		2015	2014	2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$10.44		$10.50	$10.89	$10.75		$10.65		$10.08		$10.18
Income from investment operations:
Net investment income	0.10		0.22	0.24	0.22		0.02		0.25		0.27
Net realized and unrealized gain (loss)	(0.01)		0.01 (b)	(0.39)	0.14		0.10		0.58		(0.10)
Total from investment operations	0.09		0.23	(0.15)	0.36		0.12		0.83		0.17
Less distributions to shareholders:
Net investment income	(0.10)		(0.22)	(0.23)	(0.22)		(0.02)		(0.26)		(0.27)
Net realized gains	—		(0.07)	(0.01)	—		—		—		—
Total distributions to shareholders	(0.10)		(0.29)	(0.24)	(0.22)		(0.02)		(0.26)		(0.27)
Net asset value, end of period	$10.43		$10.44	$10.50	$10.89		$10.75		$10.65		$10.08
Total return	0.91%		2.18%	(1.31%)	3.41%		1.12%		8.27%		1.68%
Ratios to average net assets(c)
Total gross expenses	1.73	%(d)	1.75%	1.76%	1.72%		1.73	%(d)	1.78%		1.70%
Total net expenses(e)	1.56	%(d)	1.56%	1.56%	1.55	%(f)	1.54	%(d)	1.54	%(f)	1.55	%(f)
Net investment income	2.00	%(d)	2.10%	2.28%	2.06%		2.19	%(d)	2.41%		2.65%
Supplemental data
Net assets, end of period (in thousands)	$15,116		$15,677	$13,871	$15,694		$14,041		$13,093		$10,031
Portfolio turnover	8%		16%	6%	14%		0%		9%		15%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,
Class R4	(Unaudited)		2015		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.43		$10.49		$10.88	$10.80
Income from investment operations:
Net investment income	0.16		0.33		0.34	0.04
Net realized and unrealized gain (loss)	(0.01)		0.00	(b)(c)	(0.38)	0.08
Total from investment operations	0.15		0.33		(0.04)	0.12
Less distributions to shareholders:
Net investment income	(0.16)		(0.32)		(0.34)	(0.04)
Net realized gains	—		(0.07)		(0.01)	—
Total distributions to shareholders	(0.16)		(0.39)		(0.35)	(0.04)
Net asset value, end of period	$10.42		$10.43		$10.49	$10.88
Total return	1.42%		3.21%		(0.32%)	1.09%
Ratios to average net assets(d)
Total gross expenses	0.73	%(e)	0.75%		0.79%	0.58	%(e)
Total net expenses(f)	0.56	%(e)	0.56%		0.56%	0.53	%(e)
Net investment income	3.00	%(e)	3.11%		3.34%	3.12	%(e)
Supplemental data
Net assets, end of period (in thousands)	$751		$703		$604	$3
Portfolio turnover	8%		16%		6%	14%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,							Year Ended March 31,
Class Z	(Unaudited)		2015		2014	2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$10.44		$10.50		$10.89	$10.75		$10.65		$10.08		$10.18
Income from investment operations:
Net investment income	0.16		0.33		0.34	0.33		0.03		0.36		0.38
Net realized and unrealized gain (loss)	(0.01)		0.00	(b)(c)	(0.38)	0.14		0.10		0.57		(0.10)
Total from investment operations	0.15		0.33		(0.04)	0.47		0.13		0.93		0.28
Less distributions to shareholders:
Net investment income	(0.16)		(0.32)		(0.34)	(0.33)		(0.03)		(0.36)		(0.38)
Net realized gains	—		(0.07)		(0.01)	—		—		—		—
Total distributions to shareholders	(0.16)		(0.39)		(0.35)	(0.33)		(0.03)		(0.36)		(0.38)
Net asset value, end of period	$10.43		$10.44		$10.50	$10.89		$10.75		$10.65		$10.08
Total return	1.42%		3.21%		(0.32%)	4.45%		1.20%		9.33%		2.70%
Ratios to average net assets(d)
Total gross expenses	0.73	%(e)	0.75%		0.76%	0.72%		0.73	%(e)	0.78%		0.70%
Total net expenses(f)	0.56	%(e)	0.56%		0.56%	0.55	%(g)	0.54	%(e)	0.54	%(g)	0.55	%(g)
Net investment income	3.00	%(e)	3.10%		3.27%	3.06%		3.20	%(e)	3.42%		3.65%
Supplemental data
Net assets, end of period (in thousands)	$93,195		$94,697		$87,992	$122,578		$135,227		$131,663		$127,101
Portfolio turnover	8%		16%		6%	14%		0%		9%		15%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2015 (Unaudited)

Note 1. Organization

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase. Redemptions of Class A shares purchased prior to February 19, 2015, without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase, are subject to a CDSC of 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

Semiannual Report 2015
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COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the

Semiannual Report 2015
22

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective September 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.47% to 0.31% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2015 was 0.47% of the Fund's average daily net assets.

Prior to September 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from May 1, 2015 through August 31, 2015, the investment advisory services fee paid to the Investment Manager was $179,119, and the administrative services fee paid to the Investment Manager was $31,346.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended October 31, 2015, other expenses paid by the Fund to this company were $631.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended October 31, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R4	0.20
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment

Semiannual Report 2015
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COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2015, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $8,914 for Class A shares for the six months ended October 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through August 31, 2016
Class A	0.81%
Class B	1.56
Class C	1.56
Class R4	0.56
Class Z	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2015, the cost of investments for federal income tax purposes was approximately $120,382,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$6,623,000
Unrealized depreciation	(111,000)
Net unrealized appreciation	$6,512,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements.

Semiannual Report 2015
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COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $10,323,728 and $14,829,620, respectively, for the six months ended October 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended October 31, 2015.

Note 7. Significant Risks

Shareholder Concentration Risk

At October 31, 2015, one unaffiliated shareholder of record owned 62.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Semiannual Report 2015
25

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

Geographic Concentration Risk

Because the Fund invests substantially in municipal securities issued by the state identified in the Fund's name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state's financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 6 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
26

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia AMT-Free South Carolina Intermediate Muni Bond Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer's organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be

Semiannual Report 2015
27

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2015
28

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
29

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR231_04_E01_(12/15)

SEMIANNUAL REPORT

October 31, 2015

COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $471 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of September 30, 2015. Source: Ameriprise Q3 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of September 30, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	21
Approval of Investment Management Services Agreement	28
Important Information About This Report	31

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia AMT-Free North Carolina Intermediate Muni Bond Fund (the Fund) Class A shares returned 1.09% excluding sales charges for the six-month period that ended October 31, 2015. Class Z shares of the Fund returned 1.31% for the same time period.

■  The Fund underperformed its benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, which returned 1.72% during the six-month period.

Average Annual Total Returns (%) (for period ended October 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	12/14/92
Excluding sales charges		1.09	1.45	2.88	3.35
Including sales charges		-1.97	-1.59	2.27	3.03
Class B	06/07/93
Excluding sales charges		0.81	0.69	2.13	2.58
Including sales charges		-2.19	-2.27	2.13	2.58
Class C	12/16/92
Excluding sales charges		0.71	0.69	2.14	2.58
Including sales charges		-0.29	-0.30	2.14	2.58
Class R4 *	03/19/13	1.22	1.70	3.14	3.60
Class Z	12/11/92	1.31	1.79	3.16	3.61
Barclays 3-15 Year Blend Municipal Bond Index		1.72	2.64	3.91	4.70

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. The maximum applicable sales charge was reduced from 3.25% to 3.00% on Class A share purchases made on or after February 19, 2015. Class A returns (including sales charges) for all periods reflect the current maximum applicable sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Quality Breakdown (%) (at October 31, 2015)
AAA rating	16.5
AA rating	49.2
A rating	22.1
BBB rating	6.3
Not rated	5.9
Total	100.0

Percentages indicated are based upon total fixed income investments.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Brian McGreevy

Semiannual Report 2015
3

COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2015 – October 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,010.90	1,020.95	4.07	4.09	0.81
Class B	1,000.00	1,000.00	1,008.10	1,017.20	7.83	7.87	1.56
Class C	1,000.00	1,000.00	1,007.10	1,017.20	7.83	7.87	1.56
Class R4	1,000.00	1,000.00	1,012.20	1,022.20	2.82	2.83	0.56
Class Z	1,000.00	1,000.00	1,013.10	1,022.20	2.82	2.83	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Semiannual Report 2015
4

COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 93.8%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
AIRPORT 1.8%
Raleigh Durham Airport Authority Refunding Revenue Bonds Series 2010A 05/01/23	5.000%	3,000,000	3,449,460
HIGHER EDUCATION 7.0%
East Carolina University Revenue Bonds General Series 2014A 10/01/31	5.000%	1,900,000	2,174,683
North Carolina Capital Facilities Finance Agency Revenue Bonds Meredith College Series 2008 06/01/31	6.000%	1,000,000	1,063,810
Wake Forest University Series 2009 01/01/26	5.000%	1,000,000	1,113,840
University of North Carolina System Revenue Bonds General Trust Indenture Series 2009B 10/01/17	4.250%	1,000,000	1,065,180
Series 2008A 10/01/22	5.000%	2,000,000	2,209,880
University of North Carolina at Charlotte (The) Revenue Bonds Series 2014 04/01/30	5.000%	1,000,000	1,155,050
University of North Carolina at Greensboro Revenue Bonds General Series 2014 04/01/32	5.000%	2,000,000	2,308,480
University of North Carolina at Wilmington Refunding Revenue Bonds Series 2015 06/01/29	5.000%	2,000,000	2,288,020
Total			13,378,943
HOSPITAL 12.5%
Charlotte-Mecklenburg Hospital Authority (The) Refunding Revenue Bonds Carolinas Health Care System Group Series 2007A (AGM) 01/15/20	5.000%	1,550,000	1,629,546
Series 2008A 01/15/24	5.250%	2,000,000	2,159,620
Series 2009A 01/15/21	5.000%	1,000,000	1,119,640

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Medical Care Commission Refunding Revenue Bonds Mission Health System, Inc. Series 2015 10/01/36	5.000%	2,515,000	2,842,302
Novant Health Obligation Group Series 2013 11/01/24	5.000%	530,000	617,344
Southeastern Regional Medical Center Series 2012 06/01/26	5.000%	1,000,000	1,114,070
Vidant Health Series 2012A 06/01/25	5.000%	1,500,000	1,704,045
06/01/36	5.000%	1,445,000	1,573,244
Series 2015 06/01/30	5.000%	1,000,000	1,127,310
Revenue Bonds Duke University Health System Series 2012A 06/01/32	5.000%	3,635,000	4,131,577
Moses Cone Health System Series 2011 10/01/20	5.000%	3,215,000	3,722,649
Rex Hospital, Inc. Series 2015A 07/01/32	5.000%	1,000,000	1,138,820
Northern Hospital District of Surry County Revenue Bonds Series 2008 10/01/24	5.750%	1,000,000	1,067,790
Total			23,947,957
JOINT POWER AUTHORITY 1.5%
North Carolina Municipal Power Agency No. 1 Refunding Revenue Bonds Series 2015A 01/01/31	5.000%	2,000,000	2,342,540
Unrefunded Revenue Bonds Series 2009A 01/01/25	5.000%	430,000	478,242
Total			2,820,782
LOCAL APPROPRIATION 16.8%
City of Kannapolis Revenue Bonds Series 2014 04/01/31	5.000%	1,365,000	1,558,038
City of Wilmington Refunding Certificate of Participation Series 2006A 06/01/17	5.000%	1,005,000	1,033,220

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds Series 2014A 06/01/28	5.000%	500,000	584,635
City of Winston-Salem Refunding Revenue Bonds Series 2014C 06/01/29	5.000%	750,000	879,510
County of Brunswick Revenue Bonds Series 2015A 06/01/28	5.000%	250,000	295,935
06/01/29	5.000%	250,000	293,428
County of Buncombe Revenue Bonds Series 2012 06/01/28	5.000%	500,000	574,970
06/01/29	5.000%	1,000,000	1,142,440
Series 2014A 06/01/32	5.000%	1,635,000	1,891,581
County of Catawba Revenue Bonds Series 2011 10/01/22	5.000%	400,000	469,904
County of Cumberland Refunding Certificate of Participation Improvement Projects Series 2009-B1 12/01/21	5.000%	2,775,000	3,156,146
County of Harnett Certificate of Participation Series 2009 06/01/22	5.000%	1,880,000	2,100,261
County of Henderson Certificate of Participation Series 2006A (AMBAC) 06/01/16	5.000%	1,060,000	1,088,122
County of Johnston Revenue Bonds Series 2014 06/01/28	5.000%	1,000,000	1,171,780
County of Martin Refunding Revenue Bonds Water & Sewer District Series 2014 06/01/30	4.000%	730,000	767,361
County of Moore Revenue Bonds Series 2010 06/01/24	5.000%	1,635,000	1,853,763

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of New Hanover Refunding Certificate of Participation Series 2005B (AMBAC) 09/01/18	5.000%	1,755,000	1,961,072
County of Onslow Revenue Bonds Series 2015 06/01/27	4.000%	405,000	444,151
County of Pender Revenue Bonds Series 2015 04/01/27	5.000%	1,165,000	1,371,683
04/01/28	5.000%	1,290,000	1,508,965
County of Randolph Refunding Revenue Bonds Series 2013C 10/01/26	5.000%	1,500,000	1,819,605
County of Union Refunding Revenue Bonds Series 2012 12/01/24	5.000%	1,715,000	2,117,476
County of Wilkes(a) Refunding Revenue Bonds Series 2015 06/01/27	5.000%	500,000	589,875
06/01/29	5.000%	500,000	580,125
Jacksonville Public Facilities Corp. Limited Obligation Revenue Bonds Series 2012 04/01/26	5.000%	1,075,000	1,246,774
Orange County Public Facilities Co. Revenue Bonds Series 2012 10/01/24	5.000%	1,325,000	1,574,047
Total			32,074,867
LOCAL GENERAL OBLIGATION 4.0%
County of Henderson Revenue Bonds Series 2015 10/01/30	5.000%	500,000	586,175
County of New Hanover Unlimited General Obligation Refunding Bonds Series 2009 12/01/17	5.000%	1,170,000	1,275,955
County of Stanly Unlimited General Obligation Refunding Bonds Series 2010 02/01/18	4.000%	1,500,000	1,609,260

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Wake Unlimited General Obligation Refunding Bonds Series 2010C 03/01/22	5.000%	2,000,000	2,420,760
Unrefunded Unlimited General Obligation Public Improvement Bonds Series 2009 03/01/20	5.000%	1,565,000	1,776,886
Total			7,669,036
MULTI-FAMILY 0.6%
North Carolina Capital Facilities Finance Agency Refunding Revenue Bonds North Carolina A&T University Foundation Project Series 2015A(a) 06/01/28	5.000%	1,000,000	1,120,460
MUNICIPAL POWER 1.6%
City of Fayetteville Public Works Commission Revenue Bonds Series 2014 03/01/27	4.000%	1,250,000	1,390,612
Greenville Utilities Commission Revenue Bonds Series 2008A (AGM) 11/01/18	5.000%	1,040,000	1,163,833
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM)(b) 10/01/24	5.000%	520,000	617,375
Total			3,171,820
PORTS 1.2%
North Carolina State Ports Authority Revenue Bonds Senior Lien Series 2010B 02/01/25	5.000%	2,000,000	2,229,320
REFUNDED / ESCROWED 23.7%
Albemarle Hospital Authority Prerefunded 10/01/17 Revenue Bonds Series 2007 10/01/21	5.250%	2,000,000	2,172,580
10/01/27	5.250%	1,000,000	1,086,290
County of Brunswick Prerefunded 04/01/18 Revenue Bonds Series 2008A 04/01/20	5.000%	1,915,000	2,108,568
04/01/22	5.000%	1,390,000	1,530,501

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Cabarrus Prerefunded 06/01/18 Certificates of Participation Installment Financing Contract Series 2008C 06/01/22	5.000%	1,545,000	1,711,381
County of Craven Prerefunded 06/01/17 Certificate of Participation Series 2007 (NPFGC) 06/01/18	5.000%	2,825,000	3,024,784
06/01/19	5.000%	1,825,000	1,954,064
County of Mecklenburg Prerefunded 02/01/19 Certificate of Participation Series 2009A 02/01/23	5.000%	1,000,000	1,130,480
County of Wake Prerefunded 03/01/19 Unlimited General Obligation Public Improvement Bonds Series 2009 03/01/20	5.000%	935,000	1,060,178
Revenue Bonds Series 1993 Escrowed to Maturity (NPFGC) 10/01/26	5.125%	3,065,000	3,589,238
North Carolina Eastern Municipal Power Agency Prerefunded 01/01/16 Revenue Bonds Series 2005A (AMBAC) 01/01/20	5.250%	2,000,000	2,017,160
Prerefunded 01/01/18 Revenue Bonds Series 2008A (AGM) 01/01/19	5.250%	1,500,000	1,642,575
Prerefunded 01/01/19 Revenue Bonds Series 2009B 01/01/26	5.000%	2,250,000	2,540,610
Prerefunded 01/01/22 Revenue Bonds Series 1988A 01/01/26	6.000%	1,000,000	1,262,180
Refunding Revenue Bonds Series 1993B Escrowed to Maturity (NPFGC) 01/01/22	6.000%	1,000,000	1,258,820
Series 1993B Escrowed to Maturity (NPFGC/IBC) 01/01/22	6.000%	3,000,000	3,678,930
North Carolina Infrastructure Finance Corp. Prerefunded 05/01/17 Certificate of Participation Capital Improvement Series 2007A (AGM) 05/01/24	5.000%	2,570,000	2,742,421
North Carolina Medical Care Commission Prerefunded 11/01/17 Revenue Bonds Wilson Medical Center Series 2007 11/01/19	5.000%	3,385,000	3,679,833

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Municipal Power Agency No. 1 Prerefunded 01/01/18 Revenue Bonds Series 2008A 01/01/20	5.250%	2,000,000	2,194,200
Prerefunded 01/01/19 Revenue Bonds Series 2009A 01/01/25	5.000%	1,070,000	1,207,121
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2003AA Escrowed to Maturity (NPFGC)(b) 07/01/18	5.500%	3,360,000	3,768,610
Total			45,360,524
RETIREMENT COMMUNITIES 2.5%
North Carolina Medical Care Commission Refunding Revenue Bonds 1st Mortgage-Givens Estates Series 2007 07/01/16	5.000%	1,000,000	1,021,850
1st Mortgage-United Church Series 2015A 09/01/30	4.500%	1,000,000	966,300
1st Mortgage-United Methodist Series 2013A 10/01/33	5.000%	1,595,000	1,636,039
Pennybyrn at Maryfield Series 2015 10/01/25	5.000%	1,000,000	1,083,740
Total			4,707,929
SPECIAL NON PROPERTY TAX 2.1%
Territory of Guam Revenue Bonds Series 2011A(b) 01/01/31	5.000%	500,000	548,535
Virgin Islands Public Finance Authority(b) Refunding Revenue Bonds Senior Lien Series 2009B 10/01/25	5.000%	1,500,000	1,659,240
Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A 10/01/20	5.000%	1,560,000	1,730,648
Total			3,938,423
STATE APPROPRIATED 1.3%
State of North Carolina Refunding Revenue Bonds Series 2014B 06/01/25	5.000%	2,000,000	2,475,920

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
TRANSPORTATION 0.5%
State of North Carolina Revenue Bonds Vehicle - GARVEE Series 2015 03/01/27	5.000%	900,000	1,051,452
WATER & SEWER 16.7%
Cape Fear Public Utility Authority Revenue Bonds Series 2008 08/01/20	5.000%	1,000,000	1,109,280
City of Charlotte Water & Sewer System Revenue Bonds Series 2008 07/01/23	5.000%	3,000,000	3,325,110
Series 2009B 07/01/25	5.000%	5,835,000	6,774,026
City of Concord Utilities Systems Refunding Revenue Bonds Series 2009B 12/01/19	5.000%	1,500,000	1,725,630
City of Gastonia Combined Utilities System Refunding Revenue Bonds Series 2009 05/01/17	4.000%	1,205,000	1,267,323
City of Greensboro Combined Water & Sewer System Refunding Revenue Bonds Series 2006 06/01/17	5.250%	2,000,000	2,149,340
06/01/22	5.250%	1,200,000	1,469,688
06/01/23	5.250%	2,000,000	2,469,280
City of High Point Combined Water & Sewer System Revenue Bonds Series 2008 (AGM) 11/01/24	5.000%	1,000,000	1,117,340
11/01/25	5.000%	1,000,000	1,116,080
City of Raleigh Combined Enterprise System Revenue Bonds Series 2011 03/01/27	5.000%	800,000	921,904
City of Raleigh Combined Enterprise System(a) Refunding Revenue Bonds Series 2015B 12/01/25	5.000%	1,200,000	1,501,800
City of Thomasville Combined Enterprise System Refunding Revenue Bonds Series 2012 05/01/26	4.000%	860,000	928,594

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Winston-Salem Water & Sewer System Refunding Revenue Bonds Series 2007A 06/01/19	5.000%	3,000,000	3,208,440
Revenue Bonds Series 2009 06/01/23	5.000%	1,000,000	1,132,270

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Brunswick Refunding Revenue Bonds Series 2015 04/01/27	5.000%	1,500,000	1,815,780
Total			32,031,885
Total Municipal Bonds (Cost: $168,651,076)			179,428,778
Total Investments (Cost: $168,651,076)			179,428,778
Other Assets & Liabilities, Net			11,812,794
Net Assets			191,241,572

Notes to Portfolio of Investments

(a)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(b)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2015, the value of these securities amounted to $8,324,408 or 4.35% of net assets.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

IBC  Insurance Bond Certificate

NPFGC  National Public Finance Guarantee Corporation

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2015 (Unaudited)

Fair Value Measurements (continued)

dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	179,428,778	—	179,428,778
Total Investments	—	179,428,778	—	179,428,778

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2015 (Unaudited)

Assets
Investments, at value
(identified cost $168,651,076)	$179,428,778
Cash	13,512,581
Receivable for:
Capital shares sold	382,481
Interest	2,309,477
Expense reimbursement due from Investment Manager	848
Prepaid expenses	2,901
Other assets	266
Total assets	195,637,332
Liabilities
Payable for:
Investments purchased	336,984
Investments purchased on a delayed delivery basis	3,381,670
Capital shares purchased	73,432
Dividend distributions to shareholders	437,588
Investment management fees	2,460
Distribution and/or service fees	397
Transfer agent fees	29,476
Compensation of board members	108,792
Other expenses	24,961
Total liabilities	4,395,760
Net assets applicable to outstanding capital stock	$191,241,572
Represented by
Paid-in capital	$182,571,311
Undistributed net investment income	723,046
Accumulated net realized loss	(2,830,487)
Unrealized appreciation (depreciation) on:
Investments	10,777,702
Total — representing net assets applicable to outstanding capital stock	$191,241,572

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2015 (Unaudited)

Class A
Net assets	$26,672,347
Shares outstanding	2,527,041
Net asset value per share	$10.55
Maximum offering price per share(a)	$10.88
Class B
Net assets	$103,720
Shares outstanding	9,825
Net asset value per share	$10.56
Class C
Net assets	$7,731,735
Shares outstanding	732,746
Net asset value per share	$10.55
Class R4
Net assets	$3,791,018
Shares outstanding	359,589
Net asset value per share	$10.54
Class Z
Net assets	$152,942,752
Shares outstanding	14,503,670
Net asset value per share	$10.55

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2015 (Unaudited)

Net investment income
Income:
Interest	$3,258,696
Total income	3,258,696
Expenses:
Investment management fees	434,298
Distribution and/or service fees
Class A	32,150
Class B	494
Class C	37,215
Transfer agent fees
Class A	26,795
Class B	103
Class C	7,755
Class R4	3,909
Class Z	154,006
Custodian fees	1,182
Printing and postage fees	10,815
Registration fees	8,369
Audit fees	12,023
Legal fees	3,931
Other	2,771
Total expenses	735,816
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(150,102)
Total net expenses	585,714
Net investment income	2,672,982
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	26,729
Net realized gain	26,729
Net change in unrealized appreciation (depreciation) on:
Investments	(453,455)
Net change in unrealized depreciation	(453,455)
Net realized and unrealized loss	(426,726)
Net increase in net assets resulting from operations	$2,246,256

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Operations
Net investment income	$2,672,982	$5,055,260
Net realized gain	26,729	251,729
Net change in unrealized depreciation	(453,455)	(883,590)
Net increase in net assets resulting from operations	2,246,256	4,423,399
Distributions to shareholders
Net investment income
Class A	(351,522)	(714,735)
Class B	(980)	(1,815)
Class C	(73,618)	(137,325)
Class R4	(55,984)	(82,530)
Class Z	(2,204,864)	(4,118,853)
Total distributions to shareholders	(2,686,968)	(5,055,258)
Increase in net assets from capital stock activity	5,860,582	24,382,599
Total increase in net assets	5,419,870	23,750,740
Net assets at beginning of period	185,821,702	162,070,962
Net assets at end of period	$191,241,572	$185,821,702
Undistributed net investment income	$723,046	$737,032

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	247,113	2,601,826	306,247	3,260,068
Distributions reinvested	26,633	280,270	52,179	556,388
Redemptions	(104,940)	(1,102,778)	(619,752)	(6,604,486)
Net increase (decrease)	168,806	1,779,318	(261,326)	(2,788,030)
Class B shares
Subscriptions	969	10,179	32	346
Distributions reinvested	71	746	138	1,468
Redemptions(a)	(55)	(575)	(941)	(10,006)
Net increase (decrease)	985	10,350	(771)	(8,192)
Class C shares
Subscriptions	65,320	686,789	116,994	1,245,308
Distributions reinvested	5,944	62,544	11,000	117,262
Redemptions	(21,861)	(229,572)	(105,964)	(1,128,848)
Net increase	49,403	519,761	22,030	233,722
Class R4 shares
Subscriptions	15,994	168,168	232,452	2,475,600
Distributions reinvested	5,290	55,618	7,699	81,999
Redemptions	(9,498)	(99,834)	(56,213)	(600,038)
Net increase	11,786	123,952	183,938	1,957,561
Class Z shares
Subscriptions	1,764,359	18,557,235	4,305,279	45,808,782
Distributions reinvested	31,069	326,673	54,896	584,785
Redemptions	(1,471,844)	(15,456,707)	(2,010,575)	(21,406,029)
Net increase	323,584	3,427,201	2,349,600	24,987,538
Total net increase	554,564	5,860,582	2,293,471	24,382,599

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2015		Year Ended April 30,					Year Ended March 31,
Class A	(Unaudited)		2015	2014	2013	2012(a)		2012	2011
Per share data
Net asset value, beginning of period	$10.58		$10.61	$10.94	$10.84	$10.74		$10.13	$10.17
Income from investment operations:
Net investment income	0.14		0.28	0.30	0.28	0.02		0.30	0.31
Net realized and unrealized gain (loss)	(0.03)		(0.03)	(0.33)	0.10	0.10		0.61	(0.04)
Total from investment operations	0.11		0.25	(0.03)	0.38	0.12		0.91	0.27
Less distributions to shareholders:
Net investment income	(0.14)		(0.28)	(0.30)	(0.28)	(0.02)		(0.30)	(0.31)
Total distributions to shareholders	(0.14)		(0.28)	(0.30)	(0.28)	(0.02)		(0.30)	(0.31)
Net asset value, end of period	$10.55		$10.58	$10.61	$10.94	$10.84		$10.74	$10.13
Total return	1.09%		2.41%	(0.22%)	3.57%	1.15%		9.02%	2.61%
Ratios to average net assets(b)
Total gross expenses	0.97	%(c)	0.98%	0.99%	0.97%	0.96	%(c)	1.00%	0.94%
Total net expenses(d)	0.81	%(c)	0.81%	0.81%	0.80%	0.79	%(c)	0.79%	0.80	%(e)
Net investment income	2.73	%(c)	2.67%	2.84%	2.59%	2.65	%(c)	2.80%	2.97%
Supplemental data
Net assets, end of period (in thousands)	$26,672		$24,948	$27,797	$34,852	$33,601		$33,061	$31,731
Portfolio turnover	8%		6%	3%	10%	1%		4%	16%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,					Year Ended March 31,
Class B	(Unaudited)		2015	2014	2013	2012(a)		2012	2011
Per share data
Net asset value, beginning of period	$10.58		$10.61	$10.94	$10.84	$10.74		$10.13	$10.17
Income from investment operations:
Net investment income	0.10		0.20	0.22	0.20	0.02		0.22	0.23
Net realized and unrealized gain (loss)	(0.02)		(0.03)	(0.33)	0.10	0.10		0.59	(0.04)
Total from investment operations	0.08		0.17	(0.11)	0.30	0.12		0.81	0.19
Less distributions to shareholders:
Net investment income	(0.10)		(0.20)	(0.22)	(0.20)	(0.02)		(0.20)	(0.23)
Total distributions to shareholders	(0.10)		(0.20)	(0.22)	(0.20)	(0.02)		(0.20)	(0.23)
Net asset value, end of period	$10.56		$10.58	$10.61	$10.94	$10.84		$10.74	$10.13
Total return	0.81%		1.65%	(0.96%)	2.80%	1.09%		8.07%	1.85%
Ratios to average net assets(b)
Total gross expenses	1.73	%(c)	1.73%	1.74%	1.72%	1.71	%(c)	1.82%	1.69%
Total net expenses(d)	1.56	%(c)	1.56%	1.56%	1.55%	1.54	%(c)	1.55%	1.55	%(e)
Net investment income	1.98	%(c)	1.92%	2.09%	1.85%	1.90	%(c)	2.08%	2.22%
Supplemental data
Net assets, end of period (in thousands)	$104		$94	$102	$139	$185		$183	$554
Portfolio turnover	8%		6%	3%	10%	1%		4%	16%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,					Year Ended March 31,
Class C	(Unaudited)		2015	2014	2013	2012(a)		2012	2011
Per share data
Net asset value, beginning of period	$10.58		$10.61	$10.94	$10.83	$10.74		$10.13	$10.17
Income from investment operations:
Net investment income	0.10		0.20	0.22	0.20	0.02		0.21	0.23
Net realized and unrealized gain (loss)	(0.03)		(0.03)	(0.33)	0.11	0.09		0.62	(0.04)
Total from investment operations	0.07		0.17	(0.11)	0.31	0.11		0.83	0.19
Less distributions to shareholders:
Net investment income	(0.10)		(0.20)	(0.22)	(0.20)	(0.02)		(0.22)	(0.23)
Total distributions to shareholders	(0.10)		(0.20)	(0.22)	(0.20)	(0.02)		(0.22)	(0.23)
Net asset value, end of period	$10.55		$10.58	$10.61	$10.94	$10.83		$10.74	$10.13
Total return	0.71%		1.65%	(0.96%)	2.89%	0.99%		8.23%	1.84%
Ratios to average net assets(b)
Total gross expenses	1.72	%(c)	1.73%	1.74%	1.72%	1.71	%(c)	1.74%	1.69%
Total net expenses(d)	1.56	%(c)	1.56%	1.56%	1.55%	1.54	%(c)	1.54%	1.55	%(e)
Net investment income	1.97	%(c)	1.92%	2.09%	1.84%	1.90	%(c)	2.03%	2.22%
Supplemental data
Net assets, end of period (in thousands)	$7,732		$7,227	$7,015	$8,683	$8,222		$8,112	$5,270
Portfolio turnover	8%		6%	3%	10%	1%		4%	16%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended		Year Ended April 30, October 31, 2015
Class R4	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$10.57		$10.60	$10.93	$10.85
Income from investment operations:
Net investment income	0.16		0.31	0.33	0.04
Net realized and unrealized gain (loss)	(0.03)		(0.03)	(0.33)	0.08
Total from investment operations	0.13		0.28	—	0.12
Less distributions to shareholders:
Net investment income	(0.16)		(0.31)	(0.33)	(0.04)
Total distributions to shareholders	(0.16)		(0.31)	(0.33)	(0.04)
Net asset value, end of period	$10.54		$10.57	$10.60	$10.93
Total return	1.22%		2.67%	0.03%	1.07%
Ratios to average net assets(b)
Total gross expenses	0.72	%(c)	0.74%	0.76%	0.60	%(c)
Total net expenses(d)	0.56	%(c)	0.56%	0.56%	0.52	%(c)
Net investment income	2.98	%(c)	2.92%	3.17%	2.98	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3,791		$3,675	$1,737	$3
Portfolio turnover	8%		6%	3%	10%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2015		Year Ended April 30,					Year Ended March 31,
Class Z	(Unaudited)		2015	2014	2013	2012(a)		2012	2011
Per share data
Net asset value, beginning of period	$10.57		$10.60	$10.93	$10.83	$10.73		$10.12	$10.17
Income from investment operations:
Net investment income	0.16		0.31	0.32	0.31	0.03		0.32	0.33
Net realized and unrealized gain (loss)	(0.02)		(0.03)	(0.32)	0.10	0.10		0.61	(0.05)
Total from investment operations	0.14		0.28	—	0.41	0.13		0.93	0.28
Less distributions to shareholders:
Net investment income	(0.16)		(0.31)	(0.33)	(0.31)	(0.03)		(0.32)	(0.33)
Total distributions to shareholders	(0.16)		(0.31)	(0.33)	(0.31)	(0.03)		(0.32)	(0.33)
Net asset value, end of period	$10.55		$10.57	$10.60	$10.93	$10.83		$10.73	$10.12
Total return	1.31%		2.67%	0.03%	3.83%	1.17%		9.30%	2.76%
Ratios to average net assets(b)
Total gross expenses	0.72	%(c)	0.73%	0.74%	0.72%	0.71	%(c)	0.74%	0.69%
Total net expenses(d)	0.56	%(c)	0.56%	0.56%	0.55%	0.54	%(c)	0.54%	0.55	%(e)
Net investment income	2.98	%(c)	2.92%	3.09%	2.84%	2.90	%(c)	3.05%	3.22%
Supplemental data
Net assets, end of period (in thousands)	$152,943		$149,878	$125,420	$165,833	$178,425		$178,204	$160,427
Portfolio turnover	8%		6%	3%	10%	1%		4%	16%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2015 (Unaudited)

Note 1. Organization

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase. Redemptions of Class A shares purchased prior to February 19, 2015, without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase, are subject to a CDSC of 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective September 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.47% to 0.31% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2015 was 0.47% of the Fund's average daily net assets.

Prior to September 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from May 1, 2015 through August 31, 2015, the investment advisory services fee paid to the Investment Manager was $247,175, and the administrative services fee paid to the Investment Manager was $43,256.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended October 31, 2015, other expenses paid by the Fund to this company were $666.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

For the six months ended October 31, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.21%
Class B	0.21
Class C	0.21
Class R4	0.21
Class Z	0.21

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2015, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $8,906 for Class A and $400 for Class C shares for the six months ended October 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through August 31, 2016
Class A	0.81%
Class B	1.56
Class C	1.56
Class R4	0.56
Class Z	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2015, the cost of investments for federal income tax purposes was approximately $168,651,000

Semiannual Report 2015
24

COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$10,848,000
Unrealized depreciation	(70,000)
Net unrealized appreciation	$10,778,000

The following capital loss carryforwards, determined as of April 30, 2015 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	2,649,648
No expiration — short-term	180,377
Total	2,830,025

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $15,304,782 and $19,296,629, respectively, for the six months ended October 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended October 31, 2015.

Note 7. Significant Risks

Shareholder Concentration Risk

At October 31, 2015, two unaffiliated shareholders of record owned 81.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and

Semiannual Report 2015
25

COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Geographic Concentration Risk

Because the Fund invests substantially in municipal securities issued by the state identified in the Fund's name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state's financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 6 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further,

Semiannual Report 2015
26

COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2015 (Unaudited)

although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
27

COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia AMT-Free North Carolina Intermediate Muni Bond Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer's organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no

Semiannual Report 2015
28

COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Semiannual Report 2015
29

COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2015
30

COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
31

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR206_04_E01_(12/15)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 22, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 22, 2015